United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          William F. Quinn, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2009

                   Date of reporting period: July 31, 2009

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 56.48%
CONSUMER DISCRETIONARY - 3.66%
   HOTELS, RESTAURANTS & LEISURE - 0.83%
      Carnival Corp. ..............................       155,300   $      4,347
      Wyndham Worldwide Corp. .....................       143,200          1,997
                                                                    ------------
                                                                           6,344
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.30%
      eBay, Inc. ## ...............................       107,600          2,287
                                                                    ------------
   MEDIA - 0.81%
      CBS Corp. ...................................       236,700          1,939
      Interpublic Group of Cos., Inc. ## ..........       240,600          1,254
      Walt Disney Co. Ltd. ........................       121,000          3,039
                                                                    ------------
                                                                           6,232
                                                                    ------------
   MULTILINE RETAIL - 0.90%
      J.C. Penney Company, Inc. ...................        99,800          3,009
      Target Corp. ................................        67,700          2,953
      Wal-Mart Stores, Inc. .......................        17,900            893
                                                                    ------------
                                                                           6,855
                                                                    ------------
   SPECIALTY RETAIL - 0.82%
      Gap, Inc. ...................................        69,800          1,139
      The Home Depot, Inc. ........................       173,250          4,494
      Limited Brands, Inc. ........................        52,300            677
                                                                    ------------
                                                                           6,310
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY                                           28,028
                                                                    ------------
CONSUMER STAPLES - 4.84%
   BEVERAGES - 1.14%
      Coca-Cola Co. ...............................        43,300          2,158
      Diageo plc, ADR .............................        68,200          4,254
      PepsiCo, Inc. ...............................        41,200          2,338
                                                                    ------------
                                                                           8,750
                                                                    ------------
   FOOD & DRUG RETAILING - 0.46%
      Safeway, Inc. ...............................       184,300          3,489
                                                                    ------------
   FOOD PRODUCTS - 0.42%
      H.J. Heinz Co. ..............................        46,500          1,788
      Kraft Foods, Inc. ...........................        49,600          1,406
                                                                    ------------
                                                                           3,194
                                                                    ------------
   HOUSEHOLD PRODUCTS - 0.20%
      The Procter & Gamble Co. ....................        27,700          1,538
                                                                    ------------
   TOBACCO - 2.62%
      Altria Group, Inc. ..........................       103,000          1,806
      Imperial Tobacco Group plc, ADR .............       121,900          6,987

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Lorillard, Inc. .............................        18,400   $      1,356
      Philip Morris International, Inc. ...........       213,500          9,949
                                                                    ------------
                                                                          20,098
                                                                    ------------
   TOTAL CONSUMER STAPLES .........................                       37,069
                                                                    ------------
ENERGY - 5.55%
   OIL & GAS - 5.55%
      BP plc, ADR .................................        57,900          2,897
      Chevron Corp. ...............................       101,428          7,046
      ConocoPhillips ..............................       319,176         13,951
      Devon Energy Corp. ..........................        87,900          5,106
      Duke Energy Corp. ...........................       178,000          2,756
      Occidental Petroleum Corp. ..................        69,500          4,958
      Royal Dutch Shell plc, ADR ..................       110,200          5,789
                                                                    ------------
   TOTAL ENERGY ...................................                       42,503
                                                                    ------------
FINANCIALS - 11.51%
   BANKS - 7.15%
      Bank of America Corp. .......................       835,480         12,357
      Bank of New York Mellon Corp. ...............        55,700          1,523
      Citigroup, Inc. .............................       812,503          2,576
      Comerica, Inc. ..............................        37,600            896
      JP Morgan Chase & Co. .......................       374,834         14,487
      KeyCorp .....................................       235,457          1,361
      PNC Financial Services Group, Inc. ..........       188,358          6,905
      SunTrust Banks, Inc. ........................        30,800            600
      U.S. Bancorp ................................       118,560          2,420
      Washington Mutual, Inc. .....................       468,800             --
      Wells Fargo & Co. ...........................       475,498         11,631
                                                                    ------------
                                                                          54,756
                                                                    ------------
   DIVERSIFIED FINANCIALS - 1.16%
      American Express Co. ........................       184,700          5,232
      Capital One Financial Corp. .................        69,700          2,140
      SLM Corp. ## ................................       165,200          1,469
                                                                    ------------
                                                                           8,841
                                                                    ------------
   INSURANCE - 3.20%
      ACE Ltd. ....................................        77,500          3,802
      Allstate Corp. ..............................        77,400          2,083
      American International Group, Inc. ..........         4,400             58
      Genworth Financial, Inc. ....................       139,700            964
      Hartford Financial Services Group, Inc. .....        33,000            544
      MetLife, Inc. ...............................       175,888          5,971
      Prudential Financial, Inc. ..................        37,100          1,643
      Travelers Cos., Inc. ........................       139,500          6,008


                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      XL Capital Ltd. .............................       244,300   $      3,440
                                                                    ------------
                                                                          24,513
                                                                    ------------
   TOTAL FINANCIALS                                                       88,110
                                                                    ------------
HEALTH CARE - 7.15%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.34%
      Baxter International, Inc. ..................        24,000          1,353
      Zimmer Holdings, Inc. ## ....................        26,400          1,230
                                                                    ------------
                                                                           2,583
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 1.49%
      Cardinal Health, Inc. .......................        69,100          2,301
      CIGNA Corp. .................................       153,900          4,371
      UnitedHealth Group, Inc. ....................        72,300          2,029
      WellPoint, Inc. ## ..........................        50,900          2,679
                                                                    ------------
                                                                          11,380
                                                                    ------------
   PHARMACEUTICALS - 5.32%
      Amgen, Inc. ## ..............................        22,300          1,389
      Bristol-Myers Squibb Co. ....................       414,500          9,011
      Eli Lilly & Co. .............................        91,000          3,175
      Johnson & Johnson ...........................        62,400          3,800
      Merck & Co., Inc. ...........................       115,000          3,451
      Pfizer, Inc. ................................       433,500          6,906
      Schering-Plough Corp. .......................       170,500          4,520
      Wyeth Corp. .................................       183,000          8,519
                                                                    ------------
                                                                          40,771
                                                                    ------------
   TOTAL HEALTH CARE ..............................                       54,734
                                                                    ------------
INDUSTRIALS - 8.99%
   AEROSPACE & DEFENSE - 2.19%
      Boeing Co. ..................................        95,000          4,076
      Northrop Grumman Corp. ......................        62,500          2,786
      Raytheon Co. ................................       183,900          8,634
      United Technologies Corp. ...................        23,600          1,286
                                                                    ------------
                                                                          16,782
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.57%
      FedEx Corp. .................................        63,900          4,335
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 3.28%
      3M Co. ......................................        69,900          4,929
      General Electric Co. ........................       447,300          5,994
      Honeywell International, Inc. ...............       291,700         10,122
      Textron, Inc. ...............................       100,000          1,344
      Tyco International Ltd. .....................        91,225          2,757
                                                                    ------------
                                                                          25,146
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   MACHINERY - 2.44%
      Caterpillar, Inc. ...........................        40,000   $      1,763
      Cummins, Inc. ...............................        67,900          2,920
      Eaton Corp. .................................        40,300          2,092
      Illinois Tool Works, Inc. ...................       143,900          5,835
      ITT Industries, Inc. ........................        77,000          3,804
      PACCAR, Inc. ................................        65,700          2,277
                                                                    ------------
                                                                          18,691
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE - 0.51%
      Burlington Northern Santa Fe Corp. ..........        49,600          3,898
                                                                    ------------
   TOTAL INDUSTRIALS                                                      68,852
                                                                    ------------
INFORMATION TECHNOLOGY - 6.92%
   COMMUNICATIONS EQUIPMENT - 0.66%
      Alcatel-Lucent, ADR .........................       249,100            688
      Nokia Corp., ADR ............................       324,500          4,329
                                                                    ------------
                                                                           5,017
                                                                    ------------
   COMPUTERS & PERIPHERALS - 2.74%
      Dell, Inc. ## ...............................       137,000          1,833
      Hewlett-Packard Co. .........................       209,500          9,071
      International Business Machines Corp. .......        85,600         10,095
                                                                    ------------
                                                                          20,999
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.34%
      Intel Corp. .................................       364,600          7,019
      Tyco Electronics Ltd. ## ....................       151,725          3,257
                                                                    ------------
                                                                          10,276
                                                                    ------------
   SOFTWARE - 2.18%
      CA, Inc. ....................................       246,374          5,208
      Microsoft Corp. .............................       379,300          8,921
      Oracle Corp. ................................       115,300          2,552
                                                                    ------------
                                                                          16,681
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ...................                       52,973
                                                                    ------------
MATERIALS - 2.11%
   CHEMICALS - 1.92%
      Air Products & Chemicals, Inc. ..............        24,000          1,790
      Dow Chemical Co. ............................        92,800          1,965
      E. I. du Pont de Nemours & Co. ..............       173,900          5,379
      Eastman Chemical Co. ........................        48,800          2,423
      PPG Industries, Inc. ........................        57,400          3,157
                                                                    ------------
                                                                          14,714
                                                                    ------------
   METALS & MINING - 0.19%
      Alcoa, Inc. .................................       121,700          1,431
                                                                    ------------
   TOTAL MATERIALS ................................                       16,145
                                                                    ------------


                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
TELECOMMUNICATION SERVICES - 2.62%
   DIVERSIFIED TELECOMMUNICATION - 2.62%
      AT&T, Inc. ..................................       365,377   $      9,584
      Fairpoint Communications, Inc. ..............         3,428              2
      Verizon Communications, Inc. ................       233,728          7,496
      Vodafone Group plc, ADR .....................       142,500          2,932
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ...............                       20,014
                                                                    ------------
UTILITIES - 3.13%
   ELECTRIC UTILITIES - 2.56%
      CenterPoint Energy, Inc. ....................       162,000          1,952
      Constellation Energy Group, Inc. ............        66,100          1,897
      Dominion Resources, Inc. ....................       105,300          3,559
      Edison International ........................        61,600          1,991
      Entergy Corp. ...............................        30,900          2,482
      Exelon Corp. ................................        61,200          3,113
      FPL Group, Inc. .............................        44,400          2,516
      Public Service Enterprise Group, Inc. .......        64,000          2,077
                                                                    ------------
                                                                          19,587
                                                                    ------------
   GAS UTILITIES - 0.57%
      Spectra Energy Corp. ........................       236,100          4,335
                                                                    ------------
   TOTAL UTILITIES ................................                       23,922
                                                                    ------------
   TOTAL COMMON STOCKS ............................                      432,350
                                                                    ------------

                                                          PAR
                                                         AMOUNT
                                                      -----------
CORPORATE OBLIGATIONS - 18.78%
   AEROSPACE & DEFENSE - 0.08%
      Raytheon Co.,
         5.375%, Due 4/1/2013 .....................   $       550            589
                                                                    ------------
   BANKS - 2.77%
      Bank of America Corp.,
         6.50%, Due 8/1/2016 ......................         2,090          2,126
         7.80%, Due 9/15/2016 .....................           900            895
         6.00%, Due 9/1/2017 ......................           400            391
         7.625%, Due 6/1/2019 .....................           200            217
      Bank of New York Mellon Corp.,
         4.95%, Due 11/1/2012 .....................           355            379
         5.125%, Due 8/27/2013 ....................           400            428
      Bank One Corp.,
         5.90%, Due 11/15/2011 ....................           820            866
         4.90%, Due 4/30/2015 .....................           250            244
      Barclays Bank plc,
         6.75%, Due 5/22/2019 .....................           350            380
      Bear Stearns Cos., Inc.,
         6.40%, Due 10/2/2017 .....................           555            593

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      7.25%, Due 2/1/2018 .........................   $       340   $        381
   BP Capital Markets plc,
      3.125%, Due 3/10/2012 .......................           415            427
   Citigroup, Inc.,
      6.50%, Due 1/18/2011 ........................         1,050          1,080
      6.125%, Due 11/21/2017 ......................           760            699
      8.50%, Due 5/22/2019 ........................           950          1,012
   Fifth Third Bancorp,
      8.25%, Due 3/1/2038 .........................         1,500          1,236
   Goldman Sachs Group, Inc.,
      5.35%, Due 1/15/2016 ........................           725            736
      6.25%, Due 9/1/2017 .........................           650            696
      5.95%, Due 1/18/2018 ........................           280            295
      6.75%, Due 10/1/2037 ........................         1,402          1,414
   ING Bank, NV,
      5.125%, Due 5/1/2015 ++ .....................           450            402
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 .........................         1,075          1,149
      6.00%, Due 1/15/2018 ........................           500            530
   Merrill Lynch & Co., Inc.,
      5.45%, Due 2/5/2013 .........................           340            343
      6.875%, Due 4/25/2018 .......................         1,125          1,134
      6.11%, Due 1/29/2037 ........................           365            305
   Morgan Stanley,
      7.30%, Due 5/13/2019 ........................           350            394
   Rabobank Nederland NV,
      4.20%, Due 5/13/2014 ++ .....................           200            204
   Wachovia Corp.,
      5.70%, Due 8/1/2013 .........................           180            189
      5.75%, Due 2/1/2018 .........................           775            799
   Washington Mutual Finance Corp.,
      6.875%, Due 5/15/2011 .......................           660            679
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 .......................           350            369
      5.625%, Due 12/11/2017 ......................           250            254
                                                                    ------------
                                                                          21,246
                                                                    ------------
BASIC MATERIALS - 0.11%
   EI Du Pont de Nemours & Co.,
      5.875%, Due 1/15/2014 .......................           560            619
   Lubrizol Corp.,
      8.875%, Due 2/1/2019 ........................           185            226
                                                                    ------------
                                                                             845
                                                                    ------------
COMMUNICATIONS - 1.95%
   Alltel Corp.,
      7.00%, Due 7/1/2012 .........................           300            333
   British Telecommunications plc,
      9.125%, Due 12/15/2010 # ....................           575            618


                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Comcast Cable Communications Holdings,
      Inc.,
      8.375%, Due 3/15/2013 .......................   $       128   $        147
   Comcast Corp.,
      5.30%, Due 1/15/2014 ........................           410            439
      5.875%, Due 2/15/2018 .......................           305            328
      6.45%, Due 3/15/2037 ........................         2,630          2,815
      6.55%, Due 7/1/2039 .........................           350            381
   France Telecom S.A.,
      4.375%, Due 7/8/2014 ........................           465            485
   Nokia Corp.,
      5.375%, Due 5/15/2019 .......................           600            627
   Rogers Communications, Inc.,
      6.80%, Due 8/15/2018 ........................           350            401
   Telecom Italia Capital S.A.,
      6.175%, Due 6/18/2014 .......................           475            510
   Telefonica Emisiones SAU,
      5.984%, Due 6/20/2011 .......................           380            407
      4.949%, Due 1/15/2015 .......................           515            547
      6.421%, Due 6/20/2016 .......................           350            393
   Time Warner Cable, Inc.,
      8.25%, Due 2/14/2014 ........................           300            348
      5.85%, Due 5/1/2017 .........................           905            951
      7.30%, Due 7/1/2038 .........................         1,920          2,203
   Viacom, Inc.,
      6.875%, Due 4/30/2036 .......................         2,880          3,028
                                                                    ------------
                                                                          14,961
                                                                    ------------
CONSUMER DISCRETIONARY - 0.51%
   Anheuser-Busch InBev Worldwide, Inc.,
      8.00%, Due 11/15/2039 ++ ....................           125            154
   Best Buy Co., Inc.,
      6.75%, Due 7/15/2013 ........................           415            435
   Lowe's Companies, Inc.,
      5.50%, Due 10/15/2035 .......................           210            204
      6.65%, Due 9/15/2037 ........................           170            193
   Target Corp.,
      6.50%, Due 10/15/2037 .......................           445            470
   Wal-Mart Stores, Inc.,
      7.55%, Due 2/15/2030 ........................           425            538
      6.50%, Due 8/15/2037 ........................         1,340          1,556
      6.20%, Due 4/15/2038 ........................           291            325
                                                                    ------------
                                                                           3,875
                                                                    ------------
CONSUMER STAPLES - 0.83%
   Altria Group, Inc.,
      9.70%, Due 11/10/2018 .......................           365            444
   Archer-Daniels-Midland Co.,
      6.45%, Due 1/15/2038 ........................           350            381

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Coca-Cola Enterprises, Inc.,
      7.375%, Due 3/3/2014 ........................   $       175   $        204
   Costco Wholesale Corp.,
      5.30%, Due 3/15/2012 ........................           825            885
   Dr Pepper Snapple Group, Inc.,
      6.82%, Due 5/1/2018 .........................           250            276
   Express Scripts, Inc.,
      6.25%, Due 6/15/2014 ........................           250            273
   Kellogg Co.,
      4.25%, Due 3/6/2013 .........................           500            521
   Kraft Foods, Inc.,
      6.75%, Due 2/19/2014 ........................           300            337
      6.50%, Due 8/11/2017 ........................           240            267
      7.00%, Due 8/11/2037 ........................         1,580          1,824
   Kroger Co.,
      7.50%, Due 1/15/2014 ........................           190            216
   Lorillard Tobacco Co.,
      8.125%, Due 6/23/2019 .......................           310            339
   Merck & Co., Inc.,
      5.85%, Due 6/30/2039 ........................           180            194
   Safeway, Inc.,
      6.25%, Due 3/15/2014 ........................           180            197
                                                                    ------------
                                                                           6,358
                                                                    ------------
ENERGY - 1.69%
   Anadarko Petroleum Corp.,
      6.95%, Due 6/15/2019 ........................           190            208
      7.95%, Due 6/15/2039 ........................           190            220
   Cameron International Corp.,
      6.375%, Due 7/15/2018 .......................           215            216
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 ........................           410            443
      6.25%, Due 3/15/2038 ........................           365            398
   ConocoPhillips,
      4.60%, Due 1/15/2015 ........................         1,000          1,059
      5.20%, Due 5/15/2018 ........................           425            446
      5.75%, Due 2/1/2019 .........................           335            367
      6.50%, Due 2/1/2039 .........................           705            803
   Consolidated Natural Gas Co.,
      6.00%, Due 10/15/2010 .......................           495            516
   Energy Transfer Partners LP,
      8.50%, Due 4/15/2014 ........................           300            347
      9.00%, Due 4/15/2019 ........................           260            319
   EOG Resources Canada, Inc.,
      4.75%, Due 3/15/2014 ++ .....................           350            364
   EQT Corp.,
      8.125%, Due 6/1/2019 ........................           190            214
   Marathon Oil Corp.,
      6.00%, Due 10/1/2017 ........................           445            464

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Shell International Finance BV,
      6.375%, Due 12/15/2038 ......................   $     1,760   $      2,082
   TransCanada Pipelines Ltd.,
      7.625%, Due 1/15/2039 .......................           390            495
   Transocean, Inc.,
      6.80%, Due 3/15/2038 ........................         3,170          3,625
   Valero Energy Corp.,
      9.375%, Due 3/15/2019 .......................           155            180
      6.625%, Due 6/15/2037 .......................           185            164
                                                                    ------------
                                                                          12,930
                                                                    ------------
FINANCE - 1.50%
   American Express Co.,
      8.15%, Due 3/19/2038 ........................           325            366
   American Express Credit Corp.,
      5.875%, Due 5/2/2013 ........................           475            489
   Ameriprise Financial, Inc.,
      5.35%, Due 11/15/2010 .......................           975            974
   CME Group, Inc.,
      5.40%, Due 8/1/2013 .........................           735            787
   Countrywide Home Loans, Inc.,
      4.00%, Due 3/22/2011 ........................           140            141
   Credit Suisse N.Y.,
      3.45%, Due 7/2/2012 .........................           700            710
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 ........................           390            397
      5.65%, Due 6/9/2014 .........................         1,050          1,086
      5.625%, Due 5/1/2018 ........................           375            379
      5.875%, Due 1/14/2038 .......................           725            628
   HSBC Finance Corp.,
      5.25%, Due 1/14/2011 ........................         1,700          1,731
   International Lease Finance Corp.,
      5.75%, Due 6/15/2011 ........................           475            375
   Korea Development Bank,
      8.00%, Due 1/23/2014 ........................           900            991
   Novartis Capital Corp.,
      4.125%, Due 2/10/2014 .......................           560            584
   Novartis Securities Investment Ltd.,
      5.125%, Due 2/10/2019 .......................         1,164          1,226
   SLM Corp.,
      5.375%, Due 1/15/2013 .......................           185            134
   State Street Corp.,
      4.30%, Due 5/30/2014 ........................           290            294
   TIAA Global Markets, Inc.,
      5.125%, Due 10/10/2012 ++ ...................           200            216
                                                                    ------------
                                                                          11,508
                                                                    ------------

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
GOVERNMENT - 0.05%
   Province of Ontario Canada,
      4.10%, Due 6/16/2014 ........................   $       350   $        364
                                                                    ------------
HEALTH CARE - 0.69%
   Covidien International Finance SA,
      5.45%, Due 10/15/2012 .......................           360            385
      6.55%, Due 10/15/2037 .......................         1,500          1,718
   UnitedHealth Group, Inc.,
      5.25%, Due 3/15/2011 ........................           865            895
      6.625%, Due 11/15/2037 ......................         2,000          1,963
      6.875%, Due 2/15/2038 .......................           285            296
                                                                    ------------
                                                                           5,257
                                                                    ------------
INDUSTRIALS - 2.44%
   American Honda Finance Corp.,
      4.625%, Due 4/2/2013 ++ .....................           425            416
   Burlington Northern Santa Fe Corp.,
      5.75%, Due 3/15/2018 ........................           425            450
   Canadian National Railway Co.,
      5.55%, Due 5/15/2018 ........................           500            532
      5.55%, Due 3/1/2019 .........................           175            187
   Caterpillar Financial Services Corp.,
      4.85%, Due 12/7/2012 ........................           265            277
   Con-way, Inc.,
      8.875%, Due 5/1/2010 ........................         1,850          1,850
   CRH America, Inc.,
      6.00%, Due 9/30/2016 ........................           985            904
   Daimler Finance NA LLC,
      7.75%, Due 1/18/2011 ........................         1,000          1,056
      5.875%, Due 3/15/2011 .......................           450            464
      5.75%, Due 9/8/2011 .........................           550            567
   Eaton Corp.,
      5.60%, Due 5/15/2018 ........................           340            338
   FedEx Corp.,
      8.00%, Due 1/15/2019 ........................           900          1,053
   Home Depot, Inc.,
      5.20%, Due 3/1/2011 .........................           445            462
   Honeywell International, Inc.,
      4.25%, Due 3/1/2013 .........................         1,080          1,125
   John Deere Capital Corp.,
      5.40%, Due 10/17/2011 .......................           650            696
   Koninklijke Philips Electronics NV,
      5.75%, Due 3/11/2018 ........................           335            350
   Norfolk Southern Corp.,
      5.75%, Due 4/1/2018 .........................           425            441
   Northrop Grumman Corp.,
      5.05%, Due 8/1/2019 .........................           150            154

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Tyco Electronics Group SA,
      6.55%, Due 10/1/2017 ........................   $     2,057   $      1,922
      7.125%, Due 10/1/2037 .......................         1,750          1,451
   Tyco International Finance SA,
      8.50%, Due 1/15/2019 ........................           385            446
   Unilever Capital Corp.,
      7.125%, Due 11/1/2010 .......................         2,000          2,130
   Union Pacific Corp.,
      7.875%, Due 1/15/2019 .......................           350            422
   United Technologies Corp.,
      6.125%, Due 2/1/2019 ........................           390            438
      6.125%, Due 7/15/2038 .......................           210            235
   Waste Management, Inc.,
      7.375%, Due 3/11/2019 .......................           255            290
                                                                    ------------
                                                                          18,656
                                                                    ------------
INSURANCE - 0.77%
   Aegon Funding Corp.,
      5.75%, Due 12/15/2020 .......................           450            392
   American International Group, Inc.,
      5.85%, Due 1/16/2018 ........................           550            289
      6.25%, Due 5/1/2036 .........................           425            194
   John Hancock Global Funding II,
      7.90%, Due 7/2/2010 ++ ......................            25             26
   Liberty Mutual Insurance Co.,
      7.875%, Due 10/15/2026 ++ ...................         1,500          1,199
   Lincoln National Corp.,
      4.75%, Due 2/15/2014 ........................           245            232
   MetLife, Inc.,
      5.375%, Due 12/15/2012 ......................           660            680
      6.375%, Due 6/15/2034 .......................           450            452
   Metropolitan Life Global Funding I,
      4.625%, Due 8/19/2010 ++ ....................           900            905
   Pricoa Global Funding I,
      5.40%, Due 10/18/2012 ++ ....................           175            178
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 ........................           550            520
      5.10%, Due 9/20/2014 ........................           550            526
   Willis North America, Inc.,
      6.20%, Due 3/28/2017 ........................           360            320
                                                                    ------------
                                                                           5,913
                                                                    ------------
PHARMACEUTICALS - 1.49%
   Amgen, Inc.,
      6.90%, Due 6/1/2038 .........................         1,480          1,780
      6.40%, Due 2/1/2039 .........................           445            505
   AstraZeneca plc,
      6.45%, Due 9/15/2037 ........................         1,880          2,186
   Biogen Idec, Inc.,
      6.875%, Due 3/1/2018 ........................         1,500          1,587

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Bristol-Myers Squibb Co.,
      5.45%, Due 5/1/2018 .........................   $       250   $        267
      6.125%, Due 5/1/2038 ........................           875            981
   GlaxoSmithKline Capital, Inc.,
      5.65%, Due 5/15/2018 ........................           250            271
      6.375%, Due 5/15/2038 .......................         1,020          1,174
   Hospira, Inc.,
      6.05%, Due 3/30/2017 ........................           360            372
   Pfizer, Inc.,
      4.45%, Due 3/15/2012 ........................           770            815
      5.35%, Due 3/15/2015 ........................           420            465
   Wyeth Corp.,
      5.50%, Due 2/1/2014 .........................           890            971
                                                                    ------------
                                                                          11,374
                                                                    ------------
REAL ESTATE - 0.22%
   Equity Residential,
      5.125%, Due 3/15/2016 .......................           365            337
   ProLogis,
      5.625%, Due 11/15/2016 ......................           550            468
   Simon Property Group LP,
      5.30%, Due 5/30/2013 ........................           425            424
      5.75%, Due 12/1/2015 ........................           460            442
                                                                    ------------
                                                                           1,671
                                                                    ------------
TECHNOLOGY - 1.15%
   Cisco Systems, Inc.,
      5.90%, Due 2/15/2039 ........................         1,420          1,509
   Computer Sciences Corp.,
      5.50%, Due 3/15/2013 ........................           255            264
      6.50%, Due 3/15/2018 ........................           495            527
   Dell, Inc.,
      3.375%, Due 6/15/2012 .......................           290            297
      5.875%, Due 6/15/2019 .......................            90             93
      6.50%, Due 4/15/2038 ........................           500            492
   Hewlett-Packard Co.,
      4.25%, Due 2/24/2012 ........................           585            615
      4.50%, Due 3/1/2013 .........................           425            450
      6.125%, Due 3/1/2014 ........................           460            516
   International Business Machines Corp.,
      4.75%, Due 11/29/2012 .......................           480            515
      7.625%, Due 10/15/2018 ......................           770            941
   ITT Corp.,
      4.90%, Due 5/1/2014 .........................           845            859
   Oracle Corp.,
      5.00%, Due 7/8/2019 .........................           350            369
      6.50%, Due 4/15/2038 ........................         1,055          1,220
   Xerox Corp.,
      5.65%, Due 5/15/2013 ........................            75             75

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
         8.25%, Due 5/15/2014 .....................   $        75   $         82
                                                                    ------------
                                                                           8,824
                                                                    ------------
   TELEPHONE - 1.06%
      America Movil, S.A.B. de C.V.,
         6.375%, Due 3/1/2035 .....................           425            420
      AT&T Wireless Services, Inc.,
         8.75%, Due 3/1/2031 ......................           445            581
      AT&T, Inc.,
         5.10%, Due 9/15/2014 .....................           985          1,055
         5.625%, Due 6/15/2016 ....................           400            428
         5.50%, Due 2/1/2018 ......................           300            318
         6.80%, Due 5/15/2036 .....................           150            169
         6.40%, Due 5/15/2038 .....................         1,840          1,989
      Deutsche Telekom AG,
         8.50%, Due 6/15/2010 .....................           380            400
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 ......................           350            371
         6.90%, Due 4/15/2038 .....................           425            489
      Verizon Wireless Capital, LLC,
         3.75%, Due 5/20/2011 ++ ..................           360            371
         8.50%, Due 11/15/2018 ++ .................           920          1,168
      Vodafone Group plc,
         6.15%, Due 2/27/2037 .....................           365            389
                                                                    ------------
                                                                           8,148
                                                                    ------------
   UTILITIES - 1.47%
      American Water Capital Corp.,
         6.593%, Due 10/15/2037 ...................         1,492          1,339
      Columbus Southern Power Co.,
         5.50%, Due 3/1/2013 ......................           660            689
      Dominion Resources, Inc.,
         Series A, 5.60%, Due 11/15/2016 ..........           500            524
         Series D, 8.875%, Due 1/15/2019 ..........           120            151
      Duke Energy Carolinas LLC,
         5.10%, Due 4/15/2018 .....................           350            364
      Duke Energy Corp.,
         6.30%, Due 2/1/2014 ......................           270            297
      Duke Energy Indiana, Inc.,
         6.05%, Due 6/15/2016 .....................           520            556
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 ....................           960          1,040
         6.125%, Due 4/1/2036 .....................           425            451
      Pacific Gas & Electric Co.,
         6.25%, Due 12/1/2013 .....................           175            194
      PPL Electric Utilities Corp.,
         6.25%, Due 5/15/2039 .....................           175            191
      Public Service Enterprise Group, Inc.,
         6.95%, Due 6/1/2012 ......................           845            925

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Sempra Energy,
         6.50%, Due 6/1/2016 ......................   $       315   $        346
      Southern Power Co.,
         6.25%, Due 7/15/2012 .....................           705            772
      Union Electric Co.,
         6.70%, Due 2/1/2019 ......................           325            352
      Virginia Electric and Power Co.,
         5.40%, Due 4/30/2018 .....................           350            371
         8.875%, Due 11/15/2038 ...................           955          1,345
      Westar Energy, Inc.,
         6.00%, Due 7/1/2014 ......................           175            188
      Wisconsin Electric Power Co.,
         6.25%, Due 12/1/2015 .....................           280            311
      Xcel Energy, Inc.,
         5.613%, Due 4/1/2017 .....................           869            867
                                                                    ------------
                                                                          11,273
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ....................                      143,792
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.32%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 1.31%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 .........           434            437
         2007-2 A2, 5.634%, Due 4/10/2049 .........         1,100          1,049
      Bear Stearns Commercial Mortgage
         Securities, Inc.,
         2006-T22 A2, 5.463%, Due 4/12/2038 .......           905            921
         2004-PWR5 A4, 4.831%, Due 7/11/2042 ......         2,010          1,880
         2005-T20 A2, 5.127%, Due 10/12/2042 ......           875            886
      Citigroup Commercial Mortgage Trust,
         2004-C2 A3, 4.38%, Due 10/15/2041 ........           995            990
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2004-CBX A4, 4.529%, Due 1/12/2037 .......           555            541
         2005-LDP3 A1, 4.655%, Due 8/15/2042 ......           100            101
         2005-LDP1 A2, 4.625%, Due 3/15/2046 ......         1,020          1,020
         2007-CB19 A4, 5.748%, Due 2/12/2049 ......           550            439
         2007-CB20 A2, 5.629%, Due 2/12/2051 ......           850            846
      LB-UBS Commercial Mortgage Trust,
         2007-C1 A4, 5.424%, Due 2/15/2040 ........           500            382
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 .......           530            514
                                                                    ------------
                                                                          10,006
                                                                    ------------
   WHOLE LOAN COLLATERALIZED MORTGAGE
      OBLIGATIONS - 1.01%
      Banc of America Commercial Mortgage, Inc.,
         2006-4 A4, 5.634%, Due 7/10/2046 .........         1,355          1,272

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Bear Stearns Commercial Mortgage
         Securities, Inc.,
         2006-PWR14 A5, 5.201%, Due 12/11/2038 ....   $       665   $        613
      Chase Mortgage Finance Corp.,
         2006-A1 A1, 6.036%, Due 9/25/2036 + .......         1,171            987
      Citicorp Mortgage Securities, Inc.,
         2006-3 2A1, 5.50%, Due 6/25/2021 .........         1,004            891
      Citigroup/Deutsche Bank Commercial
         Mortgage Trust,
         2007-CD5 A4, 5.886%, Due 11/15/2044 ......         1,690          1,569
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2006-LDP9 A3, 5.336%, Due 5/15/2047 ......           615            500
      Prime Mortgage Trust,
         2005-2, 5.25%, Due 7/25/2020 .............         1,368          1,365
      Wells Fargo Mortgage Backed Securities
         Trust,
         2006-11 A8, 6.00%, Due 9/25/2036 .........           706            542
                                                                    ------------
                                                                           7,739
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ...                       17,745
                                                                    ------------
ASSET-BACKED SECURITIES - 0.61%
   ASSET BACKED SECURITIES - 0.16%
      Honda Auto Receivables Owner Trust,
         2009-3 A4, 3.30%, Due 9/15/2015 ..........           470            469
      John Deere Owner Trust,
         2009-A A3, 2.59%, Due 10/15/2013 .........           480            481
         2009-A A4, 3.96%, Due 5/16/2016 ..........           265            265
                                                                    ------------
                                                                           1,215
                                                                    ------------
      American Express Credit Account Master
         Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ...........         1,700          1,776
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 .......         1,250          1,295
      Volkswagen Auto Loan Enhanced Trust,
         2008-2 A4A, 6.24%, Due 7/20/2015 .........           400            414
                                                                    ------------
                                                                           3,485
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES ..................                        4,700
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.45%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.62%
         4.50%, Due 3/1/2019 ......................           664            684
         5.00%, Due 10/1/2020 .....................           271            284
         5.00%, Due 4/1/2023 ......................         1,281          1,331
         5.50%, Due 1/1/2024 ......................           594            622
         5.00%, Due 8/1/2033 ......................         1,373          1,412
         5.50%, Due 2/1/2034 ......................         1,220          1,269

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
         5.00%, Due 3/1/2034 ......................   $     1,054   $      1,083
         6.00%, Due 6/1/2034 ......................           763            803
         6.00%, Due 8/1/2034 ......................           635            669
         5.00%, Due 8/1/2035 ......................           976          1,002
         5.00%, Due 9/1/2035 ......................         1,252          1,285
         5.00%, Due 9/1/2035 ......................           694            712
         6.00%, Due 8/1/2036 ......................         1,147          1,204
         5.50%, Due 11/1/2036 .....................         1,158          1,201
         5.50%, Due 4/1/2037 ......................           676            701
         5.50%, Due 5/1/2037 ......................           791            821
         6.00%, Due 9/1/2037 ......................           469            492
         5.00%, Due 3/1/2038 ......................         1,545          1,582
         6.00%, Due 3/1/2038 ......................         2,793          2,930
                                                                    ------------
                                                                          20,087
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.21%
         5.50%, Due 2/1/2014 ......................           248            261
         6.00%, Due 4/1/2016 ......................           229            244
         5.00%, Due 12/1/2017 .....................           636            668
         4.50%, Due 9/1/2018 ......................           391            409
         4.00%, Due 8/1/2020 ......................           824            834
         5.50%, Due 5/1/2023 ......................           193            203
         5.00%, Due 12/1/2023 .....................           610            635
         5.00%, Due 3/1/2024 ......................           646            672
         5.00%, Due 3/1/2034 ......................         1,434          1,473
         4.50%, Due 9/1/2034 ......................           665            672
         5.50%, Due 12/1/2035 .....................           457            475
         5.50%, Due 12/1/2035 .....................           358            372
         5.50%, Due 1/1/2036 ......................         1,121          1,165
         5.50%, Due 2/1/2036 ......................           733            762
         5.00%, Due 2/1/2036 ......................           704            722
         5.00%, Due 3/1/2036 ......................         1,279          1,313
         5.50%, Due 3/1/2036 ......................            --             --
         5.50%, Due 4/1/2036 ......................           972          1,010
         6.00%, Due 9/1/2036 ......................           845            888
         6.50%, Due 9/1/2036 ......................         1,863          1,998
         5.50%, Due 12/1/2036 .....................         1,393          1,446
         5.50%, Due 2/1/2037 ......................         1,371          1,423
         5.50%, Due 8/1/2037 ......................           900            936
         6.00%, Due 8/1/2037 ......................         1,196          1,256
         6.50%, Due 8/1/2037 ......................           301            323
         6.00%, Due 11/1/2037 .....................           627            658
         5.50%, Due 3/1/2038 ......................         2,257          2,341
         5.00%, Due 4/1/2038 ......................         4,190          4,292
         5.00%, Due 6/1/2038 ......................         1,830          1,875
         5.50%, Due 6/1/2038 ......................         2,282          2,367
         6.00%, Due 9/1/2038 ......................           512            537
                                                                    ------------
                                                                          32,230
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.62%
         7.00%, Due 12/15/2025 ....................   $       258   $        283
         4.201%, Due 8/16/2026 ....................           595            610
         6.50%, Due 8/15/2027 .....................           299            324
         6.50%, Due 11/15/2027 ....................           310            335
         7.50%, Due 12/15/2028 ....................           234            262
         5.50%, Due 7/15/2033 .....................           813            848
         6.00%, Due 12/15/2033 ....................           851            895
         5.50%, Due 2/20/2034 .....................         1,120          1,167
                                                                    ------------
                                                                           4,724
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ..                       57,041
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 6.56%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.35%
         4.50%, Due 1/15/2015 .....................        22,140         23,817
         6.25%, Due 7/15/2032 .....................         1,500          1,822
                                                                    ------------
                                                                          25,639
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.21%
         5.125%, Due 1/2/2014 .....................           645            673
         4.625%, Due 10/15/2014 ...................         1,000          1,080
         5.375%, Due 6/12/2017 ....................         2,650          2,971
         6.25%, Due 5/15/2029 .....................        12,200         14,586
         6.00%, Due 4/18/2036 .....................         5,065          5,289
                                                                    ------------
                                                                          24,599
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS ..................                       50,238
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 2.54%
         1.375%, Due 2/15/2012 ....................         2,235          2,234
         1.75%, Due 3/31/2014 .....................         3,330          3,232
         2.25%, Due 5/31/2014 .....................           375            371
         3.125%, Due 5/15/2019 ....................         3,520          3,411
         7.875%, Due 2/15/2021 ....................         1,200          1,634
         6.875%, Due 8/15/2025 ....................           580            761
         5.25%, Due 11/15/2028 ....................           750            843
         4.75%, Due 2/15/2037 .....................           300            321
         4.50%, Due 5/15/2038 .....................         4,000          4,124
         3.50%, Due 2/15/2039 .....................         2,885          2,493
   TOTAL U.S. TREASURY OBLIGATIONS ................                       19,424
                                                                    ------------

                                                         SHARES
                                                      -----------
SHORT TERM INVESTMENTS - 5.02%
   Columbia Government Reserve Fund ...............    34,607,646         34,608

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      U.S. Treasury,
         0.13%, Due 9/10/2009 @ ...................   $     3,815   $      3,814
   TOTAL SHORT TERM INVESTMENTS ...................                       38,422
                                                                    ------------
TOTAL INVESTMENTS 99.76% - (COST $794,428) ........                      763,712
OTHER ASSETS, NET OF LIABILITIES - 0.24% ..........                        1,838
TOTAL NET ASSETS - 100.00% ........................                 $    765,550
                                                                    ============

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,603 or 0.73% of net assets. The Fund has no right to demand registration of these securities.

#    Step Up/Down

+ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

@ At July 31, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                              UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE    (DEPRECIATION)
                         ---------   ----------   -------   --------------
Emini S&P 500 Index ..      782       Sep 2009    $38,490       $2,874
                                                  =======       ======

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.46%
CONSUMER DISCRETIONARY - 6.96%
   AUTO COMPONENTS - 0.56%
      Gentex Corp. ................................     2,365,000   $     35,404
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.24%
      Carnival Corp. ..............................     1,941,200         54,334
      Wyndham Worldwide Corp. .....................     1,680,680         23,446
                                                                    ------------
                                                                          77,780
                                                                    ------------
   HOUSEHOLD DURABLES - 0.03%
      Fortune Brands, Inc. ........................        44,300          1,753
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.14%
      eBay, Inc. ## ...............................       425,300          9,038
                                                                    ------------
   MEDIA - 1.23%
      CBS Corp. ...................................     3,099,800         25,387
      Interpublic Group of Cos., Inc. ## ..........       925,100          4,820
      Walt Disney Co. Ltd. ........................     1,347,900         33,859
      Warner Music Group Corp. ## .................     2,322,000         13,050
                                                                    ------------
                                                                          77,116
                                                                    ------------
   MULTILINE RETAIL - 1.41%
      J.C. Penney Company, Inc. ...................     1,688,800         50,917
      Target Corp. ................................       785,900         34,281
      Wal-Mart Stores, Inc. .......................        69,600          3,472
                                                                    ------------
                                                                          88,670
                                                                    ------------
   SPECIALTY RETAIL - 1.46%
      Gap, Inc. ...................................       274,000          4,472
      The Home Depot, Inc. ........................     3,247,267         84,234
      Limited Brands, Inc. ........................       219,600          2,841
                                                                    ------------
                                                                          91,547
                                                                    ------------
   TEXTILES & APPAREL - 0.89%
      Polo Ralph Lauren Corp. .....................       890,000         56,114
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ...................                      437,422
                                                                    ------------
CONSUMER STAPLES - 11.32%
   BEVERAGES - 2.25%
      Coca-Cola Co. ...............................       358,500         17,868
      Diageo plc, ADR .............................     1,626,200        101,442
      PepsiCo, Inc. ...............................       383,600         21,769
                                                                    ------------
                                                                         141,079
                                                                    ------------
   FOOD & DRUG RETAILING - 1.45%
      Safeway, Inc. ...............................     2,517,400         47,654
      Sysco Corp. .................................     1,829,400         43,467
                                                                    ------------
                                                                          91,121
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   FOOD PRODUCTS - 3.29%
      ConAgra Foods, Inc. .........................     2,600,000   $     51,038
      H.J. Heinz Co. ..............................       508,200         19,545
      Hershey Co. .................................     1,084,000         43,306
      Kellogg Co. .................................       990,000         47,025
      Kraft Foods, Inc. ...........................       187,600          5,317
      Unilever N.V. ...............................     1,500,000         40,800
                                                                    ------------
                                                                         207,031
                                                                    ------------
   HOUSEHOLD PRODUCTS - 0.34%
      The Procter & Gamble Co. ....................       386,900         21,477
                                                                    ------------
   PERSONAL PRODUCTS - 0.74%
      L'Oreal SA ..................................     2,675,000         46,277
                                                                    ------------
   TOBACCO - 3.25%
      Altria Group, Inc. ..........................     1,312,900         23,015
      Imperial Tobacco Group plc, ADR .............     1,394,100         79,910
      Lorillard, Inc. .............................        72,100          5,315
      Philip Morris International, Inc. ...........     2,052,700         95,656
                                                                    ------------
                                                                         203,896
                                                                    ------------
   TOTAL CONSUMER STAPLES .........................                      710,881
                                                                    ------------
ENERGY - 8.01%
   ENERGY EQUIPMENT & SERVICES - 0.68%
      Weatherford International Ltd. ## ...........     2,300,000         43,148
                                                                    ------------
   OIL & GAS - 7.33%
      BP plc, ADR .................................       700,600         35,058
      Chevron Corp. ...............................       998,162         69,342
      ConocoPhillips ..............................     3,906,096        170,736
      Devon Energy Corp. ..........................     1,157,400         67,233
      Duke Energy Corp. ...........................     2,260,900         34,999
      Occidental Petroleum Corp. ..................       848,100         60,504
      Royal Dutch Shell plc, ADR ..................       427,800         22,472
                                                                    ------------
                                                                         460,344
                                                                    ------------
   TOTAL ENERGY ...................................                      503,492
                                                                    ------------
FINANCIALS - 17.70%
   BANKS - 11.03%
      Banco Santander S.A. ........................     2,884,000         41,703
      Bank of America Corp. .......................     9,446,190        139,709
      Bank of New York Mellon Corp. ...............       597,600         16,339
      Citigroup, Inc. .............................     4,205,168         13,330
      Comerica, Inc. ..............................       173,700          4,141
      East West Bancorp, Inc. .....................     2,856,670         25,253
      JP Morgan Chase & Co. .......................     4,873,298        188,353

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      KeyCorp .....................................       851,774   $      4,923
      M&T Bank Corp. ..............................       590,000         34,409
      PNC Financial Services Group, Inc. ..........     1,716,049         62,910
      SunTrust Banks, Inc. ........................       160,400          3,128
      Synovus Financial Corp. .....................     4,516,000         15,851
      U.S. Bancorp ................................     1,490,360         30,418
      Washington Mutual, Inc. .....................     1,765,000             --
      Wells Fargo & Co. ...........................     4,032,258         98,629
      Zions Bancorporation ........................     1,000,000         13,580
                                                                    ------------
                                                                         692,676
                                                                    ------------
   DIVERSIFIED FINANCIALS - 2.98%
      American Express Co. ........................     1,883,400         53,357
      Capital One Financial Corp. .................     1,207,400         37,067
      Charles Schwab Corp. ........................     1,247,620         22,295
      Discover Financial Services .................       152,550          1,812
      Mitsubishi UFJ Financial Group, Inc., ADR ...     8,256,000         51,187
      SLM Corp. ## ................................     2,435,500         21,652
                                                                    ------------
                                                                         187,370
                                                                    ------------
   INSURANCE - 3.69%
      ACE Ltd. ....................................     1,090,700         53,510
      Aflac, Inc. .................................       779,000         29,493
      Allstate Corp. ..............................       307,600          8,277
      American International Group, Inc. ..........       119,855          1,575
      Genworth Financial, Inc. ....................       518,300          3,576
      Hartford Financial Services Group, Inc. .....       876,450         14,453
      MetLife, Inc. ...............................     1,210,759         41,105
      Prudential Financial, Inc. ..................       142,000          6,286
      Travelers Cos., Inc. ........................     1,132,100         48,760
      XL Capital Ltd. .............................     1,782,400         25,096
                                                                    ------------
                                                                         232,131
                                                                    ------------
   TOTAL FINANCIALS ...............................                    1,112,177
                                                                    ------------
HEALTH CARE - 11.68%
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.25%
      Baxter International, Inc. ..................     1,305,600         73,597
      Zimmer Holdings, Inc. ## ....................        99,400          4,632
                                                                    ------------
                                                                          78,229
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 2.83%
      Cardinal Health, Inc. .......................     1,317,900         43,886
      CIGNA Corp. .................................     1,635,400         46,445
      UnitedHealth Group, Inc. ....................       827,800         23,228
      Universal Health Services, Inc. .............       624,130         34,708
      WellPoint, Inc. ## ..........................       565,900         29,789
                                                                    ------------
                                                                         178,056
                                                                    ------------
   PHARMACEUTICALS - 7.60%
      Amgen, Inc. ## ..............................       401,500         25,017

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Bristol-Myers Squibb Co. ....................     4,041,200   $     87,856
      Eli Lilly & Co. .............................     1,805,500         62,994
      Hospira, Inc. ## ............................     1,143,000         43,925
      Johnson & Johnson ...........................       692,300         42,154
      Merck & Co., Inc. ...........................       960,500         28,825
      Pfizer, Inc. ................................     4,854,900         77,339
      Schering-Plough Corp. .......................       674,200         17,873
      Wyeth Corp. .................................     1,966,200         91,527
                                                                    ------------
                                                                         477,510
                                                                    ------------
   TOTAL HEALTH CARE ..............................                      733,795
                                                                    ------------
INDUSTRIALS - 12.12%
   AEROSPACE & DEFENSE - 3.78%
      Boeing Co. ..................................     1,923,900         82,555
      Northrop Grumman Corp. ......................     1,116,400         49,769
      Raytheon Co. ................................     2,097,800         98,492
      United Technologies Corp. ...................       126,700          6,901
                                                                    ------------
                                                                         237,717
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.41%
      FedEx Corp. .................................       382,100         25,921
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 3.94%
      3M Co. ......................................       735,600         51,875
      General Electric Co. ........................     5,802,200         77,750
      Honeywell International, Inc. ...............     2,673,725         92,778
      Textron, Inc. ...............................     1,052,700         14,148
      Tyco International Ltd. .....................       360,800         10,903
                                                                    ------------
                                                                         247,454
                                                                    ------------
   MACHINERY - 3.58%
      Caterpillar, Inc. ...........................       469,300         20,677
      Cummins, Inc. ...............................       253,800         10,916
      Deere & Co. .................................     1,039,000         45,446
      Eaton Corp. .................................       437,500         22,715
      Illinois Tool Works, Inc. ...................     1,727,900         70,066
      ITT Industries, Inc. ........................       930,300         45,957
      PACCAR, Inc. ................................       259,900          9,006
                                                                    ------------
                                                                         224,783
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE - 0.41%
      Burlington Northern Santa Fe Corp. ..........       327,000         25,699
                                                                    ------------
   TOTAL INDUSTRIALS ..............................                      761,574
                                                                    ------------
INFORMATION TECHNOLOGY - 14.77%
   COMMUNICATIONS EQUIPMENT - 0.90%
      Alcatel-Lucent, ADR .........................       940,200          2,595
      Nokia Corp., ADR ............................     4,026,100         53,708
                                                                    ------------
                                                                          56,303
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   COMPUTERS & PERIPHERALS - 7.65%
      Apple Computer, Inc. ## .....................       550,000   $     89,864
      Dell, Inc. ## ...............................     1,577,400         21,106
      EMC Corp. ## ................................     4,000,000         60,240
      Hewlett-Packard Co. .........................     2,490,600        107,843
      International Business Machines Corp. .......     1,709,500        201,601
                                                                    ------------
                                                                         480,654
                                                                    ------------
   ELECTRICAL EQUIPMENT - 0.54%
      Molex, Inc. - Class A .......................     1,688,000         28,088
      Molex, Inc. .................................       339,000          6,021
                                                                    ------------
                                                                          34,109
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.52%
      Intel Corp. .................................     4,351,800         83,772
      Tyco Electronics Ltd. ## ....................       555,400         11,925
                                                                    ------------
                                                                          95,697
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.72%
      Texas Instruments, Inc. .....................     1,882,000         45,262
                                                                    ------------
   SOFTWARE - 3.44%
      Adobe Systems, Inc. ## ......................     1,500,000         48,630
      CA, Inc. ....................................       973,803         20,586
      Microsoft Corp. .............................     3,094,400         72,780
      Oracle Corp. ................................     3,344,000         74,003
                                                                    ------------
                                                                         215,999
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ...................                      928,024
                                                                    ------------
MATERIALS - 2.56%
   CHEMICALS - 2.47%
      Air Products & Chemicals, Inc. ..............     1,057,500         78,889
      Dow Chemical Co. ............................     1,110,200         23,503
      E. I. du Pont de Nemours & Co. ..............     1,054,400         32,613
      Eastman Chemical Co. ........................        33,000          1,639
      PPG Industries, Inc. ........................       339,500         18,672
                                                                    ------------
                                                                         155,316
                                                                    ------------
   METALS & MINING - 0.09%
      Alcoa, Inc. .................................       457,800          5,384
                                                                    ------------
   TOTAL MATERIALS ................................                      160,700
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.60%
   DIVERSIFIED TELECOMMUNICATION - 3.60%
      AT&T, Inc. ..................................     3,566,352         93,546
      Fairpoint Communications, Inc. ..............        42,246             25
      Verizon Communications, Inc. ................     2,528,946         81,103

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Vodafone Group plc, ADR .....................     2,493,400   $     51,314
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ...............                      225,988
                                                                    ------------
UTILITIES - 5.74%
   ELECTRIC UTILITIES - 4.39%
      CenterPoint Energy, Inc. ....................     2,029,200         24,452
      Constellation Energy Group, Inc. ............       927,100         26,608
      Dominion Resources, Inc. ....................     2,813,900         95,110
      Edison International ........................       243,500          7,870
      Entergy Corp. ...............................       234,500         18,837
      Exelon Corp. ................................       245,500         12,486
      FPL Group, Inc. .............................     1,132,600         64,185
      Public Service Enterprise Group, Inc. .......       799,700         25,950
                                                                    ------------
                                                                         275,498
                                                                    ------------
   GAS UTILITIES - 0.82%
      Spectra Energy Corp. ........................     2,813,500         51,656
                                                                    ------------
   MULTI-UTILITIES - 0.53%
      Questar Corp. ...............................     1,006,000         33,268
                                                                    ------------
   TOTAL UTILITIES ................................                      360,422
                                                                    ------------
   TOTAL COMMON STOCKS ............................                    5,934,475
                                                                    ------------
SHORT TERM INVESTMENTS - 5.38%
      American Beacon U.S. Government Money
         Market Select Fund ++ ....................    60,000,000         60,000
      Columbia Government Reserve Fund ............   245,007,391        245,007

                                                          PAR
                                                         AMOUNT
                                                      -----------
      U.S. Treasury,
         0.13%, Due 9/10/2009 # ...................   $    33,150         33,145
   TOTAL SHORT TERM INVESTMENTS ...................                      338,152
                                                                    ------------
TOTAL INVESTMENTS 99.84% - (COST $7,418,107) ......                    6,272,627
OTHER ASSETS, NET OF LIABILITIES - 0.16% ..........                       10,126
TOTAL NET ASSETS - 100.00% ........................                 $  6,282,753
                                                                    ============

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

++   The Fund is affiliated by having the same investment advisor.

# At July 31, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                               UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                         CONTRACTS      DATE        VALUE    (DEPRECIATION)
                         ---------   ----------   --------   --------------
Emini S&P 500 Index ..     6,886      Sep 2009    $338,929       $15,537
                                                  ========       =======

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.80%
CONSUMER DISCRETIONARY - 12.13%
   HOTELS, RESTAURANTS & LEISURE - 1.31%
      Carnival Corp. ..............................        15,500   $        434
      McDonald's Corp. ............................         7,735            426
                                                                    ------------
                                                                             860
                                                                    ------------
   HOUSEHOLD DURABLES - 0.51%
      Dolby Laboratories, Inc. ## .................         8,000            333
                                                                    ------------
   INTERNET & CATALOG RETAIL - 2.15%
      Amazon.com, Inc. ## .........................         1,800            154
      priceline.com, Inc. ## ......................         9,703          1,258
                                                                    ------------
                                                                           1,412
                                                                    ------------
   MEDIA - 0.80%
      The McGraw-Hill Companies, Inc. .............        16,858            529
                                                                    ------------
   MULTILINE RETAIL - 1.71%
      Kohl's Corp. ## .............................         8,200            398
      Target Corp. ................................         3,800            166
      Wal-Mart Stores, Inc. .......................        11,200            559
                                                                    ------------
                                                                           1,123
                                                                    ------------
   SPECIALTY RETAIL - 4.82%
      Aeropostale, Inc. ## ........................        15,243            555
      AutoZone, Inc. ## ...........................         3,350            515
      Best Buy Company, Inc. ......................        22,561            843
      Dollar Tree, Inc. ## ........................        11,281            520
      O'Reilly Automotive, Inc. ## ................         3,700            150
      Ross Stores, Inc. ...........................        13,299            586
                                                                    ------------
                                                                           3,169
                                                                    ------------
   TEXTILES & APPAREL - 0.83%
      Coach, Inc. .................................        18,401            544
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ...................                        7,970
                                                                    ------------
CONSUMER STAPLES - 2.33%
   FOOD & DRUG RETAILING - 1.51%
      CVS Caremark Corp. ..........................        14,000            469
      The Kroger Co. ..............................        24,546            525
                                                                    ------------
                                                                             994
                                                                    ------------
   HOUSEHOLD PRODUCTS - 0.82%
      Colgate-Palmolive Co. .......................         7,432            538
                                                                    ------------
   TOTAL CONSUMER STAPLES .........................                        1,532
                                                                    ------------
ENERGY - 6.74%
   ENERGY EQUIPMENT & SERVICES - 2.67%
      FMC Technologies, Inc. ## ...................         9,900            431

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Transocean Ltd. ## ..........................        11,315   $        902
      Weatherford International Ltd. ## ...........        22,500            422
                                                                    ------------
                                                                           1,755
                                                                    ------------
   OIL & GAS - 4.07%
      Apache Corp. ................................         7,134            599
      Murphy Oil Corp. ............................        10,100            588
      Occidental Petroleum Corp. ..................         7,975            569
      Petro-Canada ................................        14,700            608
      Petroleo Brasileiro S.A., ADR ...............         7,600            313
                                                                    ------------
                                                                           2,677
                                                                    ------------
   TOTAL ENERGY ...................................                        4,432
                                                                    ------------
FINANCIALS - 9.22%
   BANKS - 0.86%
      JP Morgan Chase & Co. .......................        14,700            568
                                                                    ------------
   DIVERSIFIED FINANCIALS - 8.36%
      BlackRock, Inc. .............................         2,900            552
      Charles Schwab Corp. ........................        38,900            695
      Franklin Resources, Inc. ....................         6,830            606
      Goldman Sachs Group, Inc. ...................         5,414            884
      IntercontinentalExchange, Inc. ## ...........         3,100            292
      Mastercard, Inc. ............................         3,400            660
      Morgan Stanley Dean Witter & Co. ............        10,400            296
      TD Ameritrade Holding Corp. ## ..............        29,553            548
      Visa, Inc. ..................................        14,700            962
                                                                    ------------
                                                                           5,495
                                                                    ------------
   TOTAL FINANCIALS ...............................                        6,063
                                                                    ------------
HEALTH CARE - 15.13%
   BIOTECHNOLOGY - 2.02%
      Gilead Sciences, Inc. ## ....................        27,045          1,323
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 3.91%
      Baxter International, Inc. ..................        10,800            609
      Becton, Dickinson & Co. .....................         6,937            452
      Illumina, Inc. ## ...........................         7,300            264
      Mindray Medical International Ltd. ..........        11,000            327
      St. Jude Medical, Inc. ## ...................        24,383            919
                                                                    ------------
                                                                           2,571
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 2.61%
      Aetna, Inc. .................................        21,895            590
      Express Scripts, Inc. ## ....................         8,063            565
      WellPoint, Inc. ## ..........................        10,676            562
                                                                    ------------
                                                                           1,717
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   PHARMACEUTICALS - 6.59%
      Abbott Laboratories .........................        11,018   $        496
      Amgen, Inc. ## ..............................        10,380            647
      Eli Lilly & Co. .............................        13,237            462
      Johnson & Johnson ...........................         9,149            557
      Medco Health Solutions, Inc. ## .............        25,300          1,337
      Teva Pharmaceutical Industries Ltd., ADR ....        15,600            832
                                                                    ------------
                                                                           4,331
                                                                    ------------
   TOTAL HEALTH CARE ..............................                        9,942
                                                                    ------------
INDUSTRIALS - 14.10%
   AEROSPACE & DEFENSE - 3.46%
      General Dynamics Corp. ......................         8,723            483
      Goodrich Corp. ..............................        12,788            657
      Lockheed Martin Corp. .......................         6,351            475
      United Technologies Corp. ...................        12,100            659
                                                                    ------------
                                                                           2,274
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.30%
      Expeditors International of Washington,
         Inc. .....................................         5,800            197
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 2.66%
      Apollo Group, Inc. ## .......................         7,602            525
      CH Robinson Worldwide, Inc. .................         5,200            283
      H&R Block, Inc. .............................        29,339            490
      ITT Educational Services, Inc. ## ...........         4,592            447
                                                                    ------------
                                                                           1,745
                                                                    ------------
   CONSTRUCTION & ENGINEERING - 1.41%
      Aecom Technology Corp. ## ...................         9,700            314
      Fluor Corp. .................................        11,655            615
                                                                    ------------
                                                                             929
                                                                    ------------
   ELECTRICAL EQUIPMENT - 0.21%
      First Solar, Inc. ## ........................           900            139
                                                                    ------------
   MACHINERY - 2.20%
      Danaher Corp. ...............................        11,500            704
      Flowserve Corp. .............................         9,152            739
                                                                    ------------
                                                                           1,443
                                                                    ------------
   ROAD & RAIL - 3.36%
      Norfolk Southern Corp. ......................        13,348            577
      Union Pacific Corp. .........................        28,312          1,629
                                                                    ------------
                                                                           2,206
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.50%
      Fastenal Co. ................................         9,300            331
                                                                    ------------
   TOTAL INDUSTRIALS ..............................                        9,264
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
INFORMATION TECHNOLOGY - 29.57%
   COMMUNICATIONS EQUIPMENT - 6.71%
      Cisco Systems, Inc. ## ......................        64,739   $      1,425
      Corning, Inc. ...............................        33,870            576
      Juniper Networks, Inc. ## ...................        12,500            326
      QUALCOMM, Inc. ..............................        37,137          1,716
      Research In Motion Ltd. ## ..................         4,800            365
                                                                    ------------
                                                                           4,408
                                                                    ------------
   COMPUTERS & PERIPHERALS - 8.94%
      Apple Computer, Inc. ## .....................        10,051          1,642
      Dell, Inc. ## ...............................        44,740            599
      EMC Corp. ## ................................        39,855            600
      Hewlett-Packard Co. .........................        36,403          1,576
      International Business Machines Corp. .......         7,063            833
      Western Digital Corp. ## ....................        20,567            622
                                                                    ------------
                                                                           5,872
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.93%
      Intel Corp. .................................        31,837            613
                                                                    ------------
   INTERNET SOFTWARE & SERVICES - 3.84%
      Baidu, Inc. ## ..............................         1,800            626
      Equinix, Inc. ## ............................         6,200            507
      Google, Inc. ## .............................         2,530          1,121
      McAfee, Inc. ## .............................         6,100            272
                                                                    ------------
                                                                           2,526
                                                                    ------------
   IT CONSULTING & SERVICES - 2.98%
      Accenture plc ...............................        15,520            544
      Affiliated Computer Services, Inc. ## .......        11,405            541
      Cognizant Technology Solutions Corp. ## .....        29,400            870
                                                                    ------------
                                                                           1,955
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.37%
      Marvell Technology Group Ltd. ## ............        24,765            331
      Texas Instruments, Inc. .....................        23,665            569
                                                                    ------------
                                                                             900
                                                                    ------------
   SOFTWARE - 4.80%
      Activision Blizzard, Inc. ## ................        46,545            533
      Adobe Systems, Inc. ## ......................        10,600            344
      Microsoft Corp. .............................        46,880          1,103
      Oracle Corp. ................................        53,246          1,178
                                                                    ------------
                                                                           3,158
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ...................                       19,432
                                                                    ------------
MATERIALS - 2.57%
   CHEMICALS - 2.57%
      Ecolab, Inc. ................................         7,100            295


                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Monsanto Co. ................................         9,900   $        832
      The Mosaic Co. ..............................        10,839            565
                                                                    ------------
   TOTAL MATERIALS ................................                        1,692
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.01%
   WIRELESS TELECOMMUNICATION SERVICES - 1.01%
      America Movil, S.A.B. de C.V., ADR ..........         8,200            353
      American Tower Corp. ## .....................         9,100            310
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ...............                          663
                                                                    ------------
UTILITIES - 1.00%
   GAS UTILITIES - 1.00%
      PetroHawk Energy Corp. ## ...................         9,300            226
      Southwestern Energy Co. ## ..................        10,400            431
                                                                    ------------
   TOTAL UTILITIES ................................                          657
                                                                    ------------
   TOTAL COMMON STOCKS ............................                       61,647
                                                                    ------------
SHORT TERM INVESTMENTS - 5.92%
      Columbia Government Reserve Fund ............     3,274,104          3,274

                                                          PAR
                                                         AMOUNT
                                                      -----------
      U.S. Treasury,
         0.13%, Due 9/10/2009 ++ ..................   $       614            614
   TOTAL SHORT TERM INVESTMENTS ...................                        3,888
                                                                    ------------
TOTAL INVESTMENTS 99.72% - (COST $ 58,902) ........                       65,535
OTHER ASSETS, NET OF LIABILITIES - 0.28% ..........                          187
TOTAL NET ASSETS - 100.00% ........................                 $     65,722
                                                                    ============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

++ At July 31, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                               UNREALIZED
                           NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                           CONTRACTS      DATE       VALUE   (DEPRECIATION)
                           ---------   ----------   ------   --------------
Emini S&P 500 Index ....       79       Sep 2009    $3,888        $243
                                                    ======        ====

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 90.35%
CONSUMER DISCRETIONARY - 18.98%
   AUDIO/VIDEO PRODUCTS - 1.12%
      Harman International Industries, Inc. .......        30,200   $        745
                                                                    ------------
   AUTO COMPONENTS - 2.32%
      Advance Auto Parts, Inc. ....................        19,100            883
      Magna International, Inc. ...................        13,025            664
                                                                    ------------
                                                                           1,547
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 2.79%
      International Game Technology ...............        71,200          1,406
      Royal Caribbean Cruises Ltd. ................        31,500            458
                                                                    ------------
                                                                           1,864
                                                                    ------------
   HOUSEHOLD DURABLES - 3.14%
      Black & Decker Corp. ........................        13,425            505
      Stanley Works ...............................        24,300            976
      Whirlpool Corp. .............................        10,775            615
                                                                    ------------
                                                                           2,096
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.70%
      Mattel, Inc. ................................        26,550            467
                                                                    ------------
   MEDIA - 1.00%
      Omnicom Group, Inc. .........................        19,725            671
                                                                    ------------
   MULTILINE RETAIL - 1.20%
      J.C. Penney Company, Inc. ...................        26,450            797
                                                                    ------------
   SPECIALTY RETAIL - 6.35%
      Family Dollar Stores, Inc. ..................        21,200            666
      GameStop Corp. ## ...........................        36,300            795
      Gildan Activewear, Inc. ## ..................        49,650            825
      Hanesbrands, Inc. ## ........................        40,300            802
      Regis Corp. .................................        39,625            541
      Rent-A-Center, Inc. ## ......................        29,200            606
                                                                    ------------
                                                                           4,235
                                                                    ------------
   TEXTILES & APPAREL - 0.36%
      Sealy Corp. ## ..............................        93,775            238
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ...................                       12,660
                                                                    ------------
CONSUMER STAPLES - 3.41%
   FOOD PRODUCTS - 0.76%
      Sara Lee Corp. ..............................        47,825            509
                                                                    ------------
   PERSONAL PRODUCTS - 1.02%
      Avon Products, Inc. .........................        21,050            681
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   TOBACCO - 1.63%
      Lorillard, Inc. .............................         7,600   $        560
      Reynolds American, Inc. .....................        12,100            527
                                                                    ------------
                                                                           1,087
                                                                    ------------
   TOTAL CONSUMER STAPLES .........................                        2,277
                                                                    ------------
ENERGY - 4.16%
   ENERGY EQUIPMENT & SERVICES - 1.20%
      BJ Services Co. .............................        56,775            805
                                                                    ------------
   OIL & GAS - 2.96%
      El Paso Corp. ...............................        67,500            679
      Murphy Oil Corp. ............................        17,200          1,001
      Valero Energy Corp. .........................        16,275            293
                                                                    ------------
                                                                           1,973
                                                                    ------------
   TOTAL ENERGY ...................................                        2,778
                                                                    ------------
FINANCIALS - 21.18%
   BANKS - 6.24%
      Comerica, Inc. ..............................        32,700            780
      Fifth Third Bancorp .........................       102,300            972
      First Horizon National Corp. ## .............        12,930            166
      New York Community Bancorp, Inc. ............        43,600            477
      People's United Financial, Inc. .............        40,454            657
      PNC Financial Services Group, Inc. ..........        28,303          1,038
      Popular, Inc. ...............................        59,175             75
                                                                    ------------
                                                                           4,165
                                                                    ------------
   DIVERSIFIED FINANCIALS - 2.47%
      Capital One Financial Corp. .................        35,400          1,087
      SLM Corp. ## ................................        62,700            557
                                                                    ------------
                                                                           1,644
                                                                    ------------
   INSURANCE - 10.83%
      Axis Capital Holdings Ltd. ..................        26,600            757
      The Chubb Corp. .............................         6,600            305
      Conseco, Inc. ## ............................        92,050            286
      Delphi Financial Group, Inc. ................        47,800          1,139
      Fidelity National Financial, Inc. ...........        23,400            336
      First American Corp. ........................         8,975            265
      Hartford Financial Services Group, Inc. .....        15,400            254
      IPC Holdings Ltd. ...........................        20,800            602
      Protective Life Corp. .......................        46,725            698
      RenaissanceRe Holdings Ltd. .................        15,025            755
      Torchmark Corp. .............................        25,425            993
      Willis Group Holdings Ltd. ..................        32,100            800
      XL Capital Ltd. .............................         2,400             34
                                                                    ------------
                                                                           7,224
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   REAL ESTATE - 1.64%
      Annaly Capital Management, Inc. .............        65,100   $      1,097
                                                                    ------------
   TOTAL FINANCIALS ...............................                       14,130
                                                                    ------------
HEALTH CARE - 11.69%
   BIOTECHNOLOGY - 0.40%
      Charles River Laboratories International,
         Inc. ## ..................................         8,050            266
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.82%
      IMS Health, Inc. ............................        47,625            572
      Zimmer Holdings, Inc. ## ....................        13,800            643
                                                                    ------------
                                                                           1,215
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 9.33%
      Aetna, Inc. .................................        24,000            647
      AmerisourceBergen Corp. .....................        31,800            627
      Cardinal Health, Inc. .......................        36,000          1,199
      CIGNA Corp. .................................        23,900            679
      Coventry Health Care, Inc. ## ...............        36,000            828
      Mednax, Inc. ## .............................        13,850            642
      Omnicare, Inc. ..............................        37,300            890
      Quest Diagnostics, Inc. .....................        13,000            710
                                                                    ------------
                                                                           6,222
                                                                    ------------
   PHARMACEUTICALS - 0.14%
      Mead Johnson Nutrition Co. ..................         2,600             95
                                                                    ------------
   TOTAL HEALTH CARE ..............................                        7,798
                                                                    ------------
INDUSTRIALS - 10.45%
   AEROSPACE & DEFENSE - 4.85%
      Goodrich Corp. ..............................        13,400            688
      L-3 Communications Holdings, Inc. ...........        24,525          1,852
      Spirit Aerosystems Holdings, Inc. ## ........        53,350            694
                                                                    ------------
                                                                           3,234
                                                                    ------------
   BUILDING PRODUCTS - 1.25%
      Armstrong World Industries, Inc. ## .........        34,025            837
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 0.68%
      Avery Dennison Corp. ........................         8,900            238
      Pitney Bowes, Inc. ..........................        10,300            213
                                                                    ------------
                                                                             451
                                                                    ------------
   FREIGHT TRANSPORTATION - 0.83%
      Ryder System, Inc. ..........................        15,700            551
                                                                    ------------
   MACHINERY - 2.84%
      Brady Corp. .................................        13,525            398
      Eaton Corp. .................................        16,100            836

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      ITT Industries, Inc. ........................        13,400   $        662
                                                                    ------------
                                                                           1,896
                                                                    ------------
   TOTAL INDUSTRIALS ..............................                        6,969
                                                                    ------------
INFORMATION TECHNOLOGY - 13.44%
   COMMUNICATIONS EQUIPMENT - 3.12%
      Alcatel-Lucent, ADR .........................       377,698          1,043
      Motorola, Inc. ..............................       145,150          1,039
                                                                    ------------
                                                                           2,082
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.96%
      Avnet, Inc. ## ..............................        45,875          1,119
      Tyco Electronics Ltd. ## ....................        39,900            857
                                                                    ------------
                                                                           1,976
                                                                    ------------
   IT CONSULTING & SERVICES - 3.69%
      Alliance Data Systems Corp. ## ..............        16,800            857
      Computer Sciences Corp. ## ..................        23,500          1,132
      Tech Data Corp. ## ..........................        13,425            469
                                                                    ------------
                                                                           2,458
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.13%
      Lam Research Corp. ## .......................        19,475            585
      Microchip Technology, Inc. ..................        30,900            832
                                                                    ------------
                                                                           1,417
                                                                    ------------
   SOFTWARE - 1.54%
      CA, Inc. ....................................        48,700          1,029
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ...................                        8,962
                                                                    ------------
UTILITIES - 7.04%
   ELECTRIC UTILITIES - 4.31%
      CenterPoint Energy, Inc. ....................        52,300            630
      Pinnacle West Capital Corp. .................        18,600            595
      PNM Resources, Inc. .........................        61,425            749
      Xcel Energy, Inc. ...........................        45,300            903
                                                                    ------------
                                                                           2,877
                                                                    ------------
   GAS UTILITIES - 2.73%
      MDU Resources Group, Inc. ...................        36,750            740
      Sempra Energy ...............................        11,875            623
      Spectra Energy Corp. ........................        24,800            455
                                                                    ------------
                                                                           1,818
                                                                    ------------
   TOTAL UTILITIES ................................                        4,695
                                                                    ------------
   TOTAL COMMON STOCKS ............................                       60,269
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.99%
CONSUMER DISCRETIONARY - 0.99%
   TEXTILES & APPAREL - 0.99%
      Sealy Corp. ## ..............................         9,571   $        658
                                                                    ------------
SHORT TERM INVESTMENTS - 8.20%
   Columbia Government Reserve Fund ...............     4,782,669          4,782

                                                          PAR
                                                         AMOUNT
                                                      -----------
      U.S. Treasury,
         0.13%, Due 9/10/2009 ++ ..................   $       690            690
   TOTAL SHORT TERM INVESTMENTS ...................                        5,472
                                                                    ------------
TOTAL INVESTMENTS 99.54% - (COST $75,322) .........                       66,399
OTHER ASSETS, NET OF LIABILITIES - 0.46% ..........                          306
TOTAL NET ASSETS - 100.00% ........................                 $     66,705
                                                                    ============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

++ At July 31, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                 UNREALIZED
                              NUMBER OF   EXPIRATION   MARKET   APPRECIATION/
                              CONTRACTS      DATE       VALUE  (DEPRECIATION)
                              ---------   ----------   ------   -------------
Emini S&P 400 Index .......       88       Sep 2009    $5,516        $338
                                                       ======        ====

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.81%
COMMUNICATIONS - 0.21%
   MEDIA - 0.21%
      Courier Corp. ...............................        61,319   $      1,014
      Meredith Corp. ..............................       118,280          3,131
                                                                    ------------
   TOTAL COMMUNICATIONS ...........................                        4,145
                                                                    ------------
CONSUMER DISCRETIONARY - 13.55%
   AUTO COMPONENTS - 1.17%
      American Axle & Manufacturing Holdings,
         Inc. .....................................     1,027,200          2,260
      ATC Technology Corp. ## .....................        21,600            452
      Autoliv, Inc. ...............................       107,640          3,855
      Gentex Corp. ................................     1,019,720         15,265
      Superior Industries International, Inc. .....        58,500            923
                                                                    ------------
                                                                          22,755
                                                                    ------------
   DISTRIBUTORS - 0.15%
      WESCO International, Inc. ## ................       122,300          3,020
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.62%
      Ameristar Casinos, Inc. .....................       300,800          5,622
      Boyd Gaming Corp. ...........................       133,300          1,225
      CKE Restaurants, Inc. .......................       244,000          2,159
      Cracker Barrel Old Country Store, Inc. ......        82,811          2,390
      Domino's Pizza, Inc. ## .....................        68,300            561
      Jack in the Box, Inc. ## ....................       215,000          4,537
      JAKKS Pacific, Inc. ## ......................       144,460          1,666
      Lakes Entertainment, Inc. ## ................       149,100            562
      Panera Bread Co. ## .........................        70,640          3,882
      PF Chang's China Bistro, Inc. ## + ..........        63,950          2,169
      Pinnacle Entertainment, Inc. ## .............       248,000          2,487
      Speedway Motorsports, Inc. ..................       183,500          2,929
      Wendy's Group Inc. ..........................       280,400          1,284
                                                                    ------------
                                                                          31,473
                                                                    ------------
   HOUSEHOLD DURABLES - 1.44%
      Cavco Industries, Inc. ## ...................        47,880          1,639
      Ethan Allen Interiors, Inc. + ...............       244,040          3,107
      Knoll, Inc. .................................       117,180          1,147
      M.D.C. Holdings, Inc. .......................       124,210          4,377
      Ryland Group, Inc. ..........................       205,280          4,099
      Snap-On, Inc. ## ............................        26,230            935
      Stanley Works ...............................        72,600          2,915
      Whirlpool Corp. .............................       171,700          9,802
                                                                    ------------
                                                                          28,021
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.26%
      NutriSystem, Inc. + .........................       184,300          2,623

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      School Specialty, Inc. ## ...................        38,400   $        859
      Systemax, Inc. ## + .........................       125,400          1,634
                                                                    ------------
                                                                           5,116
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.60%
      Brunswick Corp. .............................       521,900          3,747
      Callaway Golf Co. ...........................        38,570            246
      Polaris Industries, Inc. + ..................        54,600          2,068
      Scholastic Corp. ............................       143,800          3,242
      Thor Industries, Inc. .......................        99,120          2,370
                                                                    ------------
                                                                          11,673
                                                                    ------------
   MEDIA - 0.22%
      Interpublic Group of Cos., Inc. ## ..........       820,000          4,272
                                                                    ------------
   MULTILINE RETAIL - 0.67%
      Big Lots, Inc. ## ...........................       183,750          4,234
      BJ's Wholesale Club, Inc. ## ................       145,520          4,853
      Dillards, Inc. ..............................       168,900          1,792
      Saks, Inc. ## + .............................       403,400          2,065
                                                                    ------------
                                                                          12,944
                                                                    ------------
   SPECIALTY RETAIL - 5.96%
      Aaron Rents, Inc. + .........................       185,600          5,098
      Bare Escentuals, Inc. ## ....................       140,700          1,247
      Bebe Stores, Inc. ...........................       243,890          1,773
      Cabela's, Inc. ## ...........................       792,700         12,850
      Chico's FAS, Inc. ## ........................       199,410          2,287
      Childrens Place Retail Stores, Inc. ## ......        64,730          2,121
      Dick's Sporting Goods, Inc. ## ..............       185,481          3,682
      Finish Line, Inc., Class A Shares ...........         4,355             38
      Foot Locker, Inc. ...........................       794,300          8,801
      Genesco, Inc. ## ............................        39,300            854
      Group 1 Automotive, Inc. ....................        53,700          1,582
      Gymboree Corp. ## ...........................       297,380         11,830
      Interline Brands, Inc. ## ...................        16,200            274
      Jos. A. Bank Clothiers, Inc. ## .............       110,870          4,057
      Limited Brands, Inc. ........................       325,700          4,214
      MarineMax, Inc. ## ..........................       119,600            805
      Men's Wearhouse, Inc. .......................       667,400         14,422
      OfficeMax, Inc. .............................       605,853          5,640
      Pep Boys, Inc. ..............................       107,100          1,063
      RadioShack Corp. ............................       671,800         10,420
      Rent-A-Center, Inc. ## ......................       612,450         12,714
      Stage Stores, Inc. ..........................       129,320          1,614
      Tractor Supply Co. ## .......................        85,110          4,083
      Williams-Sonoma, Inc. + .....................       320,384          4,505
                                                                    ------------
                                                                         115,974
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   TEXTILES & APPAREL - 1.46%
      Columbia Sportswear Co. + ...................        29,756   $      1,054
      Jones Apparel Group, Inc. ...................       416,000          5,724
      K-Swiss, Inc. ...............................        11,839            128
      Phillips-Van Heusen Corp. ...................        19,800            701
      Quiksilver, Inc. ## .........................     2,418,800          5,200
      Skechers U.S.A., Inc. ## ....................       324,360          4,486
      Timberland Co. ## ...........................       183,670          2,505
      Unifirst Corp. ..............................        16,000            623
      Warnaco Group, Inc. ## ......................       168,900          6,136
      Wolverine World Wide, Inc. ..................        79,450          1,915
                                                                    ------------
                                                                          28,472
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ...................                      263,720
                                                                    ------------
CONSUMER STAPLES - 2.28%
   FOOD & DRUG RETAILING - 1.25%
      Casey's General Stores, Inc. ................       167,563          4,596
      Ingles Markets, Inc. ........................        87,900          1,469
      Pantry, Inc. ## .............................        25,100            441
      Ruddick Corp. ...............................       141,650          3,329
      Spartan Stores, Inc. ........................       410,950          5,297
      Whole Foods Market, Inc. + ..................       137,539          3,327
      Winn-Dixie Stores, Inc. ## ..................       420,670          5,961
                                                                    ------------
                                                                          24,420
                                                                    ------------
   FOOD PRODUCTS - 0.76%
      Cal-Maine Foods, Inc. + .....................       142,800          4,203
      Corn Products International, Inc. ...........        55,500          1,554
      Del Monte Foods Co. .........................       173,200          1,673
      Fresh Del Monte Produce, Inc. ## ............        98,400          2,107
      Hain Celestial Group, Inc. ## ...............       116,410          1,933
      Herbalife Ltd. ..............................        94,100          3,238
                                                                    ------------
                                                                          14,708
                                                                    ------------
   TOBACCO - 0.27%
      Alliance One International, Inc. ## .........       232,100            961
      Universal Corp. .............................       112,700          4,290
                                                                    ------------
                                                                           5,251
                                                                    ------------
   TOTAL CONSUMER STAPLES .........................                       44,379
                                                                    ------------
ENERGY - 4.49%
   ENERGY EQUIPMENT & SERVICES - 2.52%
      CARBO Ceramics, Inc. + ......................        54,060          2,254
      Dril-Quip, Inc. ## ..........................        95,160          4,024
      Global Industries Ltd. ## ...................       176,400          1,205
      Gulfmark Offshore, Inc. ## ..................        86,400          2,764
      Helmerich & Payne, Inc. .....................        35,900          1,233
      Lufkin Industries, Inc. .....................        55,960          2,541

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Oil States International, Inc. ## ...........       268,700   $      7,287
      Patterson-UTI Energy, Inc. ..................        40,000            552
      SEACOR Holdings, Inc. ## ....................        63,900          5,079
      Tidewater, Inc. .............................       362,350         16,306
      Unit Corp. ## ...............................       183,995          5,831
                                                                    ------------
                                                                          49,076
                                                                    ------------
   OIL & GAS - 1.97%
      Arena Resources, Inc. ## ....................       129,710          4,232
      Comstock Resources, Inc. ## .................       114,920          4,424
      CVR Energy, Inc. ## .........................       131,500          1,123
      Delek US Holdings, Inc. .....................        80,200            683
      Encore Acquisition Co. ## ...................       111,200          3,959
      EXCO Resources, Inc. ## .....................       539,500          7,413
      Goodrich Petroleum Corp. ## .................        84,000          2,155
      Holly Corp. .................................       237,750          5,057
      Penn Virginia Corp. .........................       243,780          4,683
      Stone Energy Corp. ## .......................       247,500          2,688
      Tesoro Corp. ................................       149,700          1,959
                                                                    ------------
                                                                          38,376
                                                                    ------------
   TOTAL ENERGY ...................................                       87,452
                                                                    ------------
FINANCIALS - 20.46%
   BANKS - 3.87%
      1st Source Corp. ............................        35,500            586
      BancorpSouth, Inc. ..........................       157,870          3,552
      City National Corp. + .......................       241,973          9,543
      Community Bank System, Inc. .................        30,400            551
      East West Bancorp, Inc. .....................       193,800          1,713
      First Horizon National Corp. ## .............       856,400         10,979
      First Niagara Financial Group, Inc. .........       181,200          2,383
      FirstMerit Corp. ............................       246,112          4,597
      Hancock Holding Co. .........................        70,330          2,841
      Home Federal Bancorp Inc. ...................       171,000          1,948
      Intervest Bancshares Corp. ..................        53,920            172
      KeyCorp .....................................       414,000          2,393
      NewAlliance Bancshares, Inc. ................       635,328          7,783
      PacWest Bancorp .............................       119,620          1,923
      Provident Financial Services, Inc. ..........       432,320          5,119
      Southwest Bancorp, Inc. .....................       118,480          1,193
      Trustmark Corp. .............................        79,670          1,585
      Umpqua Holdings Corp. + .....................       136,170          1,321
      Washington Federal, Inc. ....................       351,634          4,898
      Washington Trust Bancorp, Inc. ..............        29,120            529
      Webster Financial Corp. .....................       641,800          7,259
      WesBanco, Inc. ..............................        16,300            272
      Whitney Holding Corp. .......................        78,835            691

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Wintrust Financial Corp. ....................        57,900   $      1,514
                                                                    ------------
                                                                          75,345
                                                                    ------------
   DIVERSIFIED FINANCIALS - 4.22%
      AllianceBernstein Holding LP ................        94,489          1,950
      AmeriCredit Corp. ## ........................        74,200          1,164
      Cash America International, Inc. ............        90,838          2,428
      Credit Acceptance Corp. ## ..................       160,000          4,239
      Ezcorp, Inc. ## .............................       650,750          8,232
      Financial Federal Corp. .....................       168,290          3,413
      First Cash Financial Services, Inc. ## ......       208,600          3,922
      Investment Technology Group, Inc. ## ........       435,425          9,732
      Knight Capital Group, Inc. ## ...............       258,550          4,801
      Lazard Ltd. .................................       159,422          5,897
      Legg Mason, Inc. ............................       302,300          8,507
      Marshall & Ilsley Corp. .....................       137,800            832
      MF Global Ltd. ## + .........................       268,300          1,712
      Nelnet, Inc. ## .............................       184,700          2,639
      Piper Jaffray Co. ## ........................       229,763         10,537
      Raymond James Financial, Inc. + .............       272,020          5,582
      Texas Capital Bancshares, Inc. ## ...........        92,880          1,543
      World Acceptance Corp. ## + .................       212,700          5,045
                                                                    ------------
                                                                          82,175
                                                                    ------------
   INSURANCE - 9.53%
      Allied World Assurance Co. Holdings Ltd. ....       100,900          4,385
      American Equity Investment Life Holding
         Co. ......................................       209,900          1,520
      American Financial Group, Inc. ..............       355,500          8,671
      American National Insurance Co. .............        30,000          2,371
      American Physicians Capital, Inc. ...........        19,100            850
      AmTrust Financial Services, Inc. ............       240,100          2,934
      Argo Group International Holdings Ltd. ## ...       215,357          7,236
      Aspen Insurance Holdings Ltd. ...............       611,670         15,212
      CNA Surety Corp. ## .........................       239,200          3,760
      Conseco, Inc. ## ............................       496,300          1,543
      Delphi Financial Group, Inc. ................       395,100          9,415
      Employers Holdings, Inc. ....................       537,400          7,481
      Endurance Specialty Holdings Ltd. ...........       139,400          4,652
      First American Corp. ........................       204,680          6,048
      Flagstone Reinsurance Holdings Ltd. .........       225,500          2,278
      Hanover Insurance Group, Inc. ...............       497,860         19,571
      HCC Insurance Holdings, Inc. ................       237,770          5,968
      Horace Mann Educators Corp. .................        94,900          1,077
      Infinity Property and Casualty Corp. ........        50,698          2,106
      IPC Holdings Ltd. ...........................       115,600          3,345
      Max Capital Group Ltd. ......................        81,800          1,634
      Montpelier Re Holdings Ltd. .................        65,108          1,021
      National Western Life Insurance Co. .........         2,100            280
      Navigators Group, Inc. ## ...................       150,400          7,416

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Old Republic International Corp. ............       313,800   $      3,245
      OneBeacon Insurance Group Ltd. ..............        19,500            220
      Platinum Underwriters Holdings Ltd. .........       123,900          4,182
      PMA Capital Corp. ## ........................       231,200          1,341
      Presidential Life Corp. .....................       108,700            972
      ProAssurance Corp. ## .......................        84,030          4,267
      Reinsurance Group of America, Inc. ..........       265,900         11,035
      Safety Insurance Group, Inc. ................        59,700          1,926
      Selective Insurance Group, Inc. .............        22,900            342
      StanCorp Financial Group, Inc. ..............       347,650         11,966
      Stewart Information Services Corp. ..........       293,100          4,036
      Torchmark Corp. .............................       187,800          7,335
      Tower Group, Inc. ...........................        21,400            534
      United America Indemnity Ltd. ## ............     1,206,243          6,526
      United Fire & Casualty, Co. .................        75,500          1,269
      Universal American Corp. ## .................       415,100          3,777
      Zenith National Insurance Corp. .............        69,500          1,659
                                                                    ------------
                                                                         185,406
                                                                    ------------
   REAL ESTATE - 2.84%
      Alexandria Real Estate Equities, Inc. + .....        65,110          2,481
      BioMed Realty Trust, Inc. ...................       368,570          4,305
      CAPLEASE, Inc. ..............................       943,100          2,858
      Cohen & Steers, Inc. + ......................       186,248          3,403
      DiamondRock Hospitality Co. .................       793,460          5,364
      Douglas Emmett, Inc. ........................       270,230          2,745
      EastGroup Properties, Inc. ..................        60,110          2,087
      Entertainment Properties Trust ..............       142,350          3,888
      Essex Property Trust, Inc. ..................        37,600          2,444
      Extra Space Storage, Inc. ...................       210,690          1,850
      Hilltop Holdings, Inc. ## ...................        50,300            604
      LaSalle Hotel Properties ....................       308,140          4,594
      Mack-Cali Realty Corp. ......................       105,520          2,945
      MI Developments, Inc. .......................       425,100          4,519
      Mission West Properties, Inc. ...............       132,920            924
      Omega Healthcare Investors, Inc. ............       195,580          3,268
      Redwood Trust, Inc. .........................       150,835          2,451
      Urstadt Biddle Properties, Inc. .............        41,590            640
      U-Store-It Trust ............................       567,000          2,750
      WP Carey & Co. LLC ..........................        39,980          1,085
                                                                    ------------
                                                                          55,205
                                                                    ------------
   TOTAL FINANCIALS ...............................                      398,131
                                                                    ------------
HEALTH CARE - 7.55%
   BIOTECHNOLOGY - 0.06%
      Cubist Pharmaceuticals, Inc. ## .............        64,300          1,278
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.85%
      The Cooper Companies, Inc. ..................        21,800   $        598
      Immucor, Inc. ## ............................       123,310          2,055
      IMS Health, Inc. ............................       229,500          2,754
      Kensey Nash Corp. ## ........................        89,540          2,557
      Kinetic Concepts, Inc. ## ...................       132,100          4,177
      STERIS Corp. ................................       155,850          4,376
                                                                    ------------
                                                                          16,517
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 4.63%
      Air Methods Corp. ## ........................       113,040          3,324
      AMERIGROUP Corp. ## .........................       256,750          6,337
      Amsurg Corp. ## .............................       101,620          2,095
      Assisted Living Concepts, Inc. ## ...........        31,110            448
      Gentiva Health Services, Inc. ## ............       343,200          7,303
      Health Net, Inc. ## .........................        19,200            260
      Healthspring, Inc. ## .......................       334,580          4,226
      Healthways, Inc. ## .........................        41,200            607
      Kindred Healthcare, Inc. ## .................        43,000            604
      LifePoint Hospitals, Inc. ## ................       478,700         13,241
      Lincare Holdings, Inc. ## ...................       340,400          8,912
      Magellan Health Services, Inc. ## ...........       169,710          5,492
      MAXIMUS, Inc. ...............................       359,025         15,302
      Mednax, Inc. ## .............................        55,330          2,565
      Molina Healthcare, Inc. ## ..................        39,300            886
      Odyssey HealthCare, Inc. ## .................       194,460          2,265
      Parexel International Corp. ## ++ ...........       518,320          8,018
      RehabCare Group, Inc. ## ....................       112,030          2,695
      Res-Care, Inc. ## ...........................       293,050          4,577
      Triple-S Management Corp. ## ................        50,300            860
                                                                    ------------
                                                                          90,017
                                                                    ------------
   PHARMACEUTICALS - 2.01%
      Endo Pharmaceuticals Holdings, Inc. ## ......       348,150          7,315
      King Pharmaceuticals, Inc. ## ...............     1,258,800         11,417
      Medicis Pharmaceutical Corp. ................       255,800          4,379
      NBTY, Inc. ## ...............................       174,950          6,333
      Perrigo Co. .................................       143,200          3,887
      Sepracor, Inc. ## ...........................       338,145          5,867
                                                                    ------------
                                                                          39,198
                                                                    ------------
   TOTAL HEALTH CARE ..............................                      147,010
                                                                    ------------
INDUSTRIALS - 20.22%
   AEROSPACE & DEFENSE - 1.50%
      AAR Corp. ## ................................       130,800          2,502
      BE Aerospace, Inc. ## .......................       292,940          4,734
      Ceradyne, Inc. ## ...........................       137,600          2,484
      Curtiss-Wright Corp. ........................       134,290          4,435

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Esterline Technologies Corp. ## .............       126,450   $      3,595
      Hawk Corp. ## ...............................         2,300             33
      Spirit Aerosystems Holdings, Inc. ## ........       149,780          1,949
      Triumph Group, Inc. .........................       185,500          7,409
      World Fuel Services Corp. ...................        44,900          1,969
                                                                    ------------
                                                                          29,110
                                                                    ------------
   AIRLINES - 0.03%
      Aircastle Ltd. ..............................        87,200            633
                                                                    ------------
   BUILDING PRODUCTS - 2.02%
      Apogee Enterprises, Inc. ....................       335,700          4,895
      Armstrong World Industries, Inc. ## .........       185,300          4,558
      Crane Co. ...................................       296,150          6,284
      Drew Industries, Inc. ## + ..................       199,530          3,829
      Griffon Corp. ## ............................       154,651          1,491
      Insituform Technologies, Inc. ## ............       404,700          7,446
      Simpson Manufacturing Co., Inc. + ...........       378,975         10,763
                                                                    ------------
                                                                          39,266
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 5.52%
      Administaff, Inc. ...........................       215,200          5,393
      American Ecology Corp. ......................       113,650          1,856
      Brink's Co. .................................       117,350          3,186
      Brink's Home Security Holdings, Inc. ## .....        67,530          2,014
      Clean Harbors, Inc. ## ......................        51,468          2,685
      Convergys Corp. ## ..........................       276,100          2,957
      Con-way, Inc. ...............................        98,700          4,496
      CSG Systems International, Inc. ## ..........       109,800          1,831
      Deluxe Corp. ................................       133,300          2,086
      Dollar Financial Corp. ## ...................        16,600            261
      Ennis, Inc. .................................        94,700          1,395
      G&K Services, Inc. ..........................        37,820            859
      Heidrick & Struggles International, Inc. ....       182,900          3,748
      Herman Miller, Inc. .........................       210,700          3,500
      Hudson Highland Group, Inc. ## ..............       511,600          1,059
      Kelly Services, Inc. ........................       149,600          1,759
      Koppers Holdings, Inc. ## ...................        30,100            840
      Korn/Ferry International ## .................       865,460         12,038
      Layne Christensen Co. ## ....................        86,880          2,062
      Manpower, Inc. ..............................        87,100          4,176
      McGrath Rentcorp ............................       104,468          2,008
      PHH Corp. ## ................................       401,200          7,354
      Pre-Paid Legal Services, Inc. ## ............        62,370          3,042
      Spherion Corp. ## ...........................       596,500          3,281
      Steelcase, Inc., A Shares ...................       119,020            871
      Team, Inc. ## ...............................        98,530          1,434
      TeleTech Holdings, Inc. ## ..................         3,000             50
      TrueBlue, Inc. ## ...........................       127,000          1,613

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      United Stationers, Inc. ## ..................       126,300   $      5,863
      Valassis Communications, Inc. ## ............     1,682,100         19,159
      Viad Corp. ## ...............................         7,996            144
      Waste Connections, Inc. ## ..................       155,960          4,400
                                                                    ------------
                                                                         107,420
                                                                    ------------
   CONSTRUCTION & ENGINEERING - 1.74%
      Comfort Systems USA, Inc. ...................       584,215          6,882
      EMCOR Group, Inc. ## ........................       473,000         11,409
      Granite Construction, Inc. ..................        99,330          3,365
      Shaw Group, Inc. ## .........................       120,597          3,550
      Tutor Perini Corp. ## .......................       467,100          8,618
                                                                    ------------
                                                                          33,824
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.07%
      Weight Watchers International, Inc. .........        51,600          1,439
                                                                    ------------
   DIVERSIFIED MANUFACTURING - 0.82%
      Acuity Brands, Inc. .........................        99,194          2,927
      Barnes Group, Inc. ..........................       349,900          4,923
      Kennametal, Inc. ............................       382,900          8,164
                                                                    ------------
                                                                          16,014
                                                                    ------------
   ELECTRICAL EQUIPMENT - 1.75%
      Anixter International, Inc. ## ..............       180,859          6,189
      AZZ, Inc. ## ................................        18,800            729
      Baldor Electric Co. .........................        42,100          1,085
      Belden, Inc. ................................        40,900            717
      Encore Wire Corp. + .........................        52,350          1,135
      EnerSys ## ..................................        73,500          1,455
      General Cable Corp. ## ......................        29,900          1,159
      Hubbell, Inc. ...............................       157,300          5,870
      Regal-Beloit Corp. ..........................       338,800         15,707
                                                                    ------------
                                                                          34,046
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.74%
      Diebold, Inc. ...............................       357,990          9,923
      PerkinElmer, Inc. ...........................       257,100          4,533
                                                                    ------------
                                                                          14,456
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 0.36%
      Carlisle Cos., Inc. .........................       220,300          6,902
                                                                    ------------
   MACHINERY - 4.38%
      AGCO Corp. ## ...............................        78,580          2,472
      Applied Industrial Technologies, Inc. .......       207,900          4,599
      Astec Industries, Inc. ## ...................        98,840          2,675
      Brady Corp. .................................       120,800          3,553
      Briggs & Stratton Corp. .....................        73,200          1,257
      Bucyrus International, Inc. .................        21,000            619
      CIRCOR International, Inc. ..................        27,700            639

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Flowserve Corp. .............................        81,500   $      6,583
      Gardner Denver, Inc. ## .....................       242,800          7,087
      Harsco Corp. ................................       201,100          5,532
      Kaydon Corp. ................................        82,067          2,681
      Lincoln Electric Holdings, Inc. .............        39,400          1,670
      Middleby Corp. ## ...........................        16,800            821
      Miller Industries, Inc. ## ..................       231,100          2,041
      Mueller Industries, Inc. ....................       106,810          2,538
      Oshkosh Corp. ...............................       715,400         19,638
      RSC Holdings, Inc. ## + .....................       529,800          4,180
      Terex Corp. ## ..............................       421,100          6,392
      Timken Co. ..................................       353,500          7,204
      Watts Water Technologies, Inc. ..............       117,900          3,105
                                                                    ------------
                                                                          85,286
                                                                    ------------
   MARINE - 0.70%
      Cal Dive International, Inc. ## .............       306,000          2,732
      Genco Shipping & Trading Ltd. ...............       257,000          6,145
      Hornbeck Offshore Services, Inc. ## .........        14,500            316
      Kirby Corp. ## ..............................       117,800          4,360
                                                                    ------------
                                                                          13,553
                                                                    ------------
   ROAD & RAIL - 0.59%
      Amerco, Inc. ## .............................        20,835            935
      Arkansas Best Corp. .........................        36,000          1,025
      Bristow Group, Inc. ## ......................        45,400          1,503
      GATX Corp. ..................................       193,400          4,878
      Heartland Express, Inc. .....................       126,040          1,941
      Marten Transport Ltd. ## ....................        70,650          1,246
                                                                    ------------
                                                                          11,528
                                                                    ------------
   TOTAL INDUSTRIALS ..............................                      393,477
                                                                    ------------
INFORMATION TECHNOLOGY - 15.90%
   COMMUNICATIONS EQUIPMENT - 1.44%
      Adaptec, Inc. ## ............................       158,500            421
      Arris Group, Inc. ## ........................       384,800          4,687
      Avocent Corp. ## ............................       332,800          5,162
      Black Box Corp. .............................       120,300          3,304
      Ciena Corp. ## + ............................       204,470          2,282
      Comtech Telecommunications Corp. ## .........        86,910          2,770
      Harmonic, Inc. ## ...........................       339,120          2,350
      Harte Hanks, Inc. ...........................        93,500          1,012
      Sonus Networks, Inc. ## .....................       985,777          1,873
      Sycamore Networks, Inc. ## ..................     1,195,500          4,065
                                                                    ------------
                                                                          27,926
                                                                    ------------
   COMPUTERS & PERIPHERALS - 1.74%
      Electronics for Imaging, Inc. ## ............       600,906          6,850
      Imation Corp. ...............................       153,700          1,396

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Ingram Micro, Inc. ## .......................       833,700   $     14,023
      Lexmark International, Inc. ## ..............       337,500          4,887
      Mercury Computer Systems, Inc. ## ...........       355,200          4,085
      Teradata Corp. ## ...........................       103,800          2,550
                                                                    ------------
                                                                          33,791
                                                                    ------------
   ELECTRONIC COMPONENTS - 0.83%
      II-VI, Inc. ## ..............................        73,930          1,773
      Plexus Corp. ## .............................       444,100         11,409
      Thomas & Betts Corp. ## .....................       108,100          2,880
                                                                    ------------
                                                                          16,062
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.95%
      Analogic Corp. ..............................        71,170          2,698
      Arrow Electronics, Inc. ## ..................       246,700          6,357
      AVX Corp. ...................................       280,400          3,082
      Benchmark Electronics, Inc. ## ..............       514,850          8,135
      Coherent, Inc. ## ...........................         9,700            190
      Littelfuse, Inc. ## .........................       421,200          9,856
      Methode Electronics, Inc. ...................       956,973          7,254
      MTS Systems Corp. ...........................       117,840          2,768
      Multi-Fineline Electronix, Inc. ## ..........        31,300            713
      Vishay Intertechnology, Inc. ## .............     2,301,800         16,366
                                                                    ------------
                                                                          57,419
                                                                    ------------
   INTERNET SOFTWARE & SERVICES - 1.14%
      DealerTrack Holdings, Inc. ## ...............       201,249          3,991
      EarthLink, Inc. ## ..........................       491,100          4,150
      InterActiveCorp ## ..........................       457,600          8,425
      NIC, Inc. ...................................       197,280          1,497
      United Online, Inc. .........................       271,380          2,491
      Websense, Inc. ## ...........................       114,790          1,699
                                                                    ------------
                                                                          22,253
                                                                    ------------
   IT CONSULTING & SERVICES - 2.66%
      Alliance Data Systems Corp. ## ..............        10,800            551
      CACI International, Inc. ## .................       144,800          6,690
      First Advantage Corp. ## ....................       142,302          2,314
      ManTech International Corp. ## ..............       162,380          8,655
      MPS Group, Inc. ## ..........................       234,500          2,028
      Ness Technologies, Inc. ## ..................       411,800          2,191
      Patni Computer Systems Ltd., ADR ............       426,900          6,510
      SRA International, Inc. ## ..................       218,720          4,309
      SYNNEX Corp. ## .............................       171,900          4,885
      Syntel, Inc. ................................       119,900          4,746
      Tech Data Corp. ## ..........................       256,400          8,956
                                                                    ------------
                                                                          51,835
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.29%
      Brooks Automation, Inc. ## ..................     1,405,400          8,334
      Cirrus Logic, Inc. ## .......................       370,070          1,991

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Cymer, Inc. ## ..............................       106,410   $      3,640
      Fairchild Semiconductor International,
         Inc. ##  .................................        83,000            733
      FEI Co. ## ..................................       146,710          3,594
      Formfactor, Inc. ## .........................       181,670          4,187
      Integrated Device Technology, Inc. ## .......        96,840            656
      International Rectifier Corp. ## ............        53,000            878
      MKS Instruments, Inc. ## ....................       368,450          7,137
      ON Semiconductor Corp. ## ...................       431,900          3,153
      Semtech Corp. ## ............................       174,990          3,220
      Teradyne, Inc. ## ...........................       442,310          3,485
      TriQuint Semiconductor, Inc. ## .............       507,760          3,646
                                                                    ------------
                                                                          44,654
                                                                    ------------
   SOFTWARE - 2.85%
      Aspen Technology, Inc. ## ...................       258,740          2,562
      Cadence Design Systems, Inc. ## .............       269,400          1,589
      Cognex Corp. ## .............................       381,300          6,291
      DST Systems, Inc. ## ........................        24,200          1,073
      EPIQ Systems, Inc. ## .......................       192,183          3,085
      infoGROUP, Inc. .............................       509,500          3,067
      Informatica Corp. ## ........................       219,630          4,039
      JDA Software Group, Inc. ## .................       402,300          8,291
      Lawson Software, Inc. ## ....................     1,327,100          7,883
      Mentor Graphics Corp. ## ....................     1,120,700          7,778
      Micros Systems, Inc. ## .....................        89,730          2,458
      Novell, Inc. ## .............................       827,400          3,789
      TIBCO Software, Inc. ## .....................       293,500          2,562
      TradeStation Group, Inc. ## .................       123,850            928
                                                                    ------------
                                                                          55,395
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ...................                      309,335
                                                                    ------------
MATERIALS - 4.23%
   CHEMICALS - 2.13%
      Eastman Chemical Co. ........................        87,500          4,345
      H.B. Fuller Co. .............................        97,060          1,957
      Olin Corp. ..................................       415,700          5,733
      OM Group, Inc. ## ...........................        56,900          1,915
      PolyOne Corp. ## ............................     1,636,000          7,018
      RPM International, Inc. .....................       969,200         15,468
      Westlake Chemical Corp. .....................       204,300          5,106
                                                                    ------------
                                                                          41,542
                                                                    ------------
   CONTAINERS & PACKAGING - 0.89%
      Greif, Inc. .................................        79,500          4,081
      Jarden Corp. ## .............................       212,600          5,240
      Packaging Corp. of America ..................       283,420          5,575
      Temple-Inland, Inc. .........................       149,120          2,335
                                                                    ------------
                                                                          17,231
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   METALS & MINING - 1.10%
      AMCOL International Corp. ...................        72,300   $      1,360
      Carpenter Technology Corp. ..................       366,900          6,857
      Compass Minerals International, Inc. ........        14,500            771
      GrafTech Int'l Ltd. ## ......................       154,800          2,126
      Kaiser Aluminum Corp. .......................        19,600            648
      RTI International Metals, Inc. ## ...........       114,470          2,033
      Schnitzer Steel Industries, Inc. ............        14,400            774
      Titanium Metals Corp. .......................        67,500            565
      Universal Stainless & Alloy ## ..............        36,700            646
      USEC, Inc. ## + .............................       570,400          2,208
      Worthington Industries, Inc. ................       258,480          3,417
                                                                    ------------
                                                                          21,405
                                                                    ------------
   PAPER & FOREST PRODUCTS - 0.11%
      Glatfelter ..................................        27,500            285
      Wausau Paper Corp. ..........................       190,340          1,789
                                                                    ------------
                                                                           2,074
                                                                    ------------
   TOTAL MATERIALS ................................                       82,252
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.09%
   DIVERSIFIED TELECOMMUNICATION - 0.09%
      Cincinnati Bell, Inc. ## ....................       539,400          1,688
                                                                    ------------
UTILITIES - 5.83%
   ELECTRIC UTILITIES - 4.53%
      Avista Corp. ................................       159,100          2,947
      Black Hills Corp. ...........................       115,000          2,991
      El Paso Electric Co. ## .....................       321,340          4,855
      Great Plains Energy, Inc. ...................       817,800         13,028
      IDACORP, Inc. ...............................       287,080          7,958
      Mirant Corp. ## .............................       211,700          3,823
      OGE Energy Corp. ............................       362,800         10,920
      Pinnacle West Capital Corp. .................       228,600          7,306
      PNM Resources, Inc. .........................       464,500          5,667
      Portland General Electric Co. ...............       795,770         15,144
      Westar Energy, Inc. .........................       684,600         13,466
                                                                    ------------
                                                                          88,105
                                                                    ------------
   GAS UTILITIES - 0.99%
      AGL Resources, Inc. .........................        14,300            481
      Atmos Energy Corp. ..........................       268,200          7,284
      Energen Corp. ...............................       103,102          4,260
      Integrys Energy Group, Inc. .................        28,700            970
      Laclede Group, Inc. .........................        16,500            554
      Nicor, Inc. .................................        80,110          2,919
      Southern Union Co. ..........................        60,000          1,163

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Southwest Gas Corp. .........................        65,700   $      1,591
                                                                    ------------
                                                                          19,222
                                                                    ------------
   MULTI-UTILITIES - 0.31%
      NV Energy, Inc. .............................       532,800          6,127
                                                                    ------------
   TOTAL UTILITIES ................................                      113,454
                                                                    ------------
   TOTAL COMMON STOCKS ............................                    1,845,043
                                                                    ------------
SHORT TERM INVESTMENTS - 5.43%
      American Beacon U.S. Government Money
         Market Select Fund ++ ....................    10,000,000         10,000
      Columbia Government Reserve Fund ............    87,617,241         87,617

                                                          PAR
                                                         AMOUNT
                                                      -----------
      U.S. Treasury,
         0.13%, Due 9/10/2009 # ...................   $     8,002          8,001
   TOTAL SHORT TERM INVESTMENTS ...................                      105,618
                                                                    ------------

                                                         SHARES
                                                      -----------
SECURITIES LENDING COLLATERAL - 2.65%
      American Beacon U.S. Government Money
         Market Select Fund ++ ....................    26,645,397         26,645
      JP Morgan U.S. Government Money Market
         Fund .....................................    24,900,500         24,901
   TOTAL SECURITIES LENDING COLLATERAL ............                       51,546
                                                                    ------------
TOTAL INVESTMENTS 102.89% - (COST $2,008,735) .....                    2,002,207
LIABILITIES, NET OF OTHER ASSETS - (2.89%) ........                      (56,246)
TOTAL NET ASSETS - 100.00% ........................                 $  1,945,961
                                                                    ============

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2009.

++   The Fund is affiliated by having the same investment advisor.

# At July 31, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                               UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                         CONTRACTS      DATE        VALUE    (DEPRECIATION)
                         ---------   ----------   --------   --------------
Emini Mini Russell ...     1,902      Sep 2009    $105,732       $6,166
                                                  ========       ======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
AUSTRALIA - 0.88%
COMMON STOCKS - 0.88%
      BlueScope Steel Ltd. ## .....................       799,410   $      2,253
      Insurance Australia Group Ltd. ..............     2,154,061          6,612
      QBE Insurance Group Ltd. ## .................       156,500          2,552
   TOTAL AUSTRALIA ................................                       11,417
                                                                    ------------
AUSTRIA - 0.24%
COMMON STOCKS - 0.24%
      Telekom Austria AG ..........................       202,700          3,094
                                                                    ------------
BELGIUM - 0.39%
COMMON STOCKS - 0.39%
      Anheuser-Busch InBev NV .....................       127,200          5,061
                                                                    ------------
CANADA - 1.73%
COMMON STOCKS - 1.73%
      Manulife Financial Corp. ....................       287,952          6,992
      Precision Drilling Trust ....................       937,029          5,315
      TELUS Corp. .................................       363,080         10,189
   TOTAL CANADA ...................................                       22,496
                                                                    ------------
DENMARK - 0.22%
COMMON STOCKS - 0.22%
      Novo Nordisk AS ## ..........................        47,425          2,791
                                                                    ------------
FINLAND - 1.02%
COMMON STOCKS - 1.02%
      Nokia Oyj ...................................       597,635          7,956
      UPM-Kymmene Oyj .............................       499,367          5,231
   TOTAL FINLAND ..................................                       13,187
                                                                    ------------
FRANCE - 12.74%
COMMON STOCKS - 12.74%
      Accor S.A. ..................................        50,500          2,156
      AXA S.A. ....................................       700,921         14,815
      BNP Paribas .................................       161,068         11,743
      Bouygues S.A. ...............................        64,500          2,747
      Carrefour S.A. ..............................       156,580          7,350
      Compagnie de Saint-Gobain ## ................        69,000          2,798
      Compagnie Generale des Etablissements
         Michelin .................................        90,220          6,514
      Credit Agricole S.A. ........................       556,905          7,949
      France Telecom S.A. .........................       533,717         13,320
      Groupe Danone ...............................        52,252          2,804
      Sanofi-Aventis S.A. .........................       448,200         29,360
      Technip S.A. ................................       260,715         15,763
      Total S.A. ..................................       431,237         23,916
      VINCI S.A. + ................................       244,249         12,432

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Vivendi S.A. ................................       453,916   $     11,662
   TOTAL FRANCE ...................................                      165,329
                                                                    ------------
GERMANY - 11.92%
COMMON STOCKS - 11.26%
      Allianz SE ..................................        56,602          5,583
      Bayer AG ....................................       156,609          9,612
      Bayerische Motoren Werke AG .................       178,770          8,263
      Celesio AG ..................................       245,480          6,539
      Daimler AG ..................................        68,400          3,165
      Deutsche Bank AG ............................        39,600          2,562
      Deutsche Post AG ............................     1,305,464         20,663
      E.ON AG .....................................       799,620         30,270
      Linde AG ....................................       105,646          9,971
      Merck KGaA ..................................        81,740          7,608
      Muenchener
         Rueckversicherungs-Gesellschaft AG .......        45,297          6,849
      SAP AG ......................................       140,910          6,628
      Siemens AG ..................................       355,408         28,368
                                                                    ------------
   TOTAL COMMON STOCKS ............................                      146,081
                                                                    ------------
PREFERRED STOCKS - 0.66%
      Henkel AG & Co. KGaA ........................       231,222          8,503
                                                                    ------------
   TOTAL GERMANY ..................................                      154,584
                                                                    ------------
GREECE - 1.00%
COMMON STOCKS - 1.00%
      OPAP S.A. ...................................       331,309          7,957
      Public Power Corp. S.A. ## ..................       228,870          4,991
   TOTAL GREECE ...................................                       12,948
                                                                    ------------
HONG KONG/CHINA - 1.81%
COMMON STOCKS - 1.81%
      Cheung Kong Holdings Ltd. ...................       472,500          6,097
      Esprit Holdings Ltd. ## .....................       293,500          2,109
      Hutchison Whampoa Ltd. ......................       187,000          1,395
      Swire Pacific Ltd. ..........................       622,100          6,967
      Yue Yuen Industrial Holdings Ltd. ...........     2,537,667          6,893
   TOTAL HONG KONG/CHINA ..........................                       23,461
                                                                    ------------
IRELAND - 0.82%
COMMON STOCKS - 0.82%
      C&C Group plc ...............................       918,162          2,657
      CRH plc, ADR ................................       167,632          4,002
      Smurfit Kappa Group plc .....................       688,413          4,003
   TOTAL IRELAND ..................................                       10,662
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
ITALY - 2.26%
COMMON STOCKS - 2.26%
      Atlantia S.p.A. .............................       121,000   $      2,669
      Eni S.p.A. ..................................       384,951          8,960
      Finmeccanica SpA ............................       467,830          7,095
      Intesa Sanpaolo S.p.A ## ....................       824,480          3,070
      Mediaset S.p.A. .............................       618,660          3,741
      UniCredit S.p.A. ## .........................     1,284,864          3,763
   TOTAL ITALY ....................................                       29,298
                                                                    ------------
JAPAN - 14.55%
COMMON STOCKS - 14.55%
      Aeon Co. Ltd. + .............................       466,900          4,540
      Asahi Breweries .............................       234,300          3,727
      Canon, Inc. .................................       199,500          7,442
      Central Japan Railway Co. + .................           544          3,283
      Chiyoda Corp. ...............................       274,250          2,330
      Chuo Mitsui Trust Holdings, Inc. ............     1,093,400          3,813
      Daito Trust Construction Co. Ltd. ...........       104,900          5,166
      Fanuc Ltd. ..................................       137,700         11,307
      FUJIFILM Holdings Corp. .....................       107,900          3,524
      Haseko Corp. ## .............................     2,280,518          2,169
      Honda Motor Co. Ltd. ........................       132,800          4,280
      HOYA Corp. ..................................       185,300          4,475
      INPEX Corp. .................................           335          2,563
      Japan Tobacco, Inc. .........................         1,360          3,938
      JS Group Corp. ..............................       308,100          4,780
      KDDI Corp. ..................................         1,824          9,677
      Keyence Corp. ## ............................        14,500          2,864
      Konica Minolta Holdings, Inc. ...............       347,500          3,801
      Kurita Water Industries Ltd. ## .............        67,300          2,233
      Mitsubishi Corp. ............................       131,000          2,617
      Mitsubishi Estate Co. Ltd. ..................       238,000          3,966
      Mitsubishi Gas Chemical Co., Inc. ...........       859,000          5,292
      Mitsubishi UFJ Financial Group, Inc. ........     1,647,800          9,856
      Murata Manufacturing Co. Ltd. ## ............        73,690          3,613
      NGK Spark Plug Co. Ltd. .....................       643,000          7,094
      Nintendo Co. Ltd. ...........................        11,400          3,083
      Sankyo Co. Ltd. .............................       110,800          6,604
      Secom Co. Ltd. ..............................        93,400          3,998
      Seven & I Holdings Co. Ltd. ## ..............       140,800          3,303
      Shin-Etsu Chemical Company Ltd. .............       145,000          7,815
      SMC Corp. ...................................        41,300          4,661
      Sony Corp. ..................................        64,102          1,812
      Sony Financial Holdings, Inc. ...............         2,609          8,043
      Sumitomo Mitsui Financial Group, Inc. .......        79,025          3,382
      T&D Holdings, Inc. ..........................        34,950          1,027
      Takeda Pharmaceutical Co. Ltd. ..............        74,900          3,032
      Tokio Marine Holdings, Inc. .................        43,900          1,276
      Tokyo Electron Ltd. .........................       171,300          8,979

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Tokyo Gas Co. Ltd. ## .......................     1,147,000   $      4,206
      Toyota Motor Corp. ..........................       218,600          9,218
      TOTAL JAPAN .................................                      188,789
                                                                    ------------
NETHERLANDS - 5.63%
COMMON STOCKS - 5.63%
      Akzo Nobel N.V. .............................       253,368         13,902
      ASML Holding N.V. ...........................       242,658          6,354
      ING Groep N.V. ## ...........................       379,330          4,865
      Koninklijke Philips Electronics N.V. ........       757,616         17,277
      Randstad Holding N.V. ## ....................        55,060          1,907
      Reed Elsevier N.V. ..........................       504,433          5,287
      SBM Offshore N.V. + .........................       265,765          5,083
      TNT N.V. + ..................................       519,955         12,350
      Unilever N.V. ...............................       218,722          5,976
   TOTAL NETHERLANDS ..............................                       73,001
                                                                    ------------
NORWAY - 1.15%
COMMON STOCKS - 1.15%
      Aker Solutions ASA ..........................       783,350          6,723
      StatoilHydro ASA ## .........................        75,290          1,609
      Stolt-Nielsen S.A. ..........................        54,584            717
      Telenor ASA ## ..............................       640,840          5,911
   TOTAL NORWAY ...................................                       14,960
                                                                    ------------
PORTUGAL - 0.58%
COMMON STOCKS - 0.58%
      Portugal Telecom, SGPS, S.A. ................       747,760          7,576
                                                                    ------------
SINGAPORE - 3.27%
COMMON STOCKS - 3.27%
      DBS Group Holdings Ltd. .....................     2,443,182         23,564
      Flextronics International Ltd. ## ...........       848,510          4,514
      Singapore Telecommunications Ltd. ...........     5,892,000         14,329
   TOTAL SINGAPORE ................................                       42,407
                                                                    ------------
SOUTH KOREA - 1.11%
COMMON STOCKS - 1.11%
      Hyundai Heavy Industries ....................        49,183          8,610
      KB Financial Group, Inc., ADR ## + ..........       132,710          5,694
      KB Financial Group, Inc., Right ## ..........        10,309            139
   TOTAL SOUTH KOREA ..............................                       14,443
                                                                    ------------
SPAIN - 2.95%
COMMON STOCKS - 2.95%
      Banco Santander S.A. ........................       361,009          5,228
      Banco Santander S.A., GDR ...................       400,828          5,735
      Enagas S.A. .................................       144,647          2,860
      Iberdrola S.A. ..............................       271,304          2,328

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Repsol YPF S.A. .............................       257,990   $      5,990
      Telefonica S.A. .............................       650,634         16,187
   TOTAL SPAIN ....................................                       38,328
                                                                    ------------
SWEDEN - 1.93%
COMMON STOCKS - 1.93%
      Atlas Copco AB ..............................       645,240          7,690
      Nordea Bank AB ..............................       582,370          5,553
      Skandinaviska Enskilda Banken ## ............       216,718          1,210
      Telefonaktiebolaget LM Ericsson .............     1,082,375         10,620
   TOTAL SWEDEN ...................................                       25,073
                                                                    ------------
SWITZERLAND - 8.01%
COMMON STOCKS - 8.01%
      Adecco S.A. .................................       130,550          6,291
      Credit Suisse Group AG ......................       135,900          6,422
      Julius Baer Holdings ........................        43,250          2,060
      Lonza Group AG ..............................        52,740          5,226
      Nestle S.A. .................................       197,578          8,131
      Novartis AG .................................       441,917         20,238
      Richemont S.A. ## ...........................       299,378          7,357
      Roche Holding AG ............................       111,513         17,583
      Swiss Reinsurance Co. Ltd. ..................       100,960          3,874
      UBS AG ## ...................................     1,054,636         15,405
      Zurich Financial Services AG ................        57,666         11,332
   TOTAL SWITZERLAND ..............................                      103,919
                                                                    ------------
UNITED KINGDOM - 21.37%
COMMON STOCKS - 21.37%
      Anglo American plc ## .......................       266,070          8,578
      Aviva plc ...................................     1,874,344         10,982
      BAE Systems plc .............................     2,071,389         10,623
      Barclays Bank plc ## ........................       863,600          4,361
      BG Group plc ................................       240,800          4,018
      BP plc ......................................     2,673,389         22,204
      British American Tobacco plc ................       295,942          9,185
      British Sky Broadcasting Group plc ..........       863,040          7,872
      BT Group plc ## .............................     2,033,200          4,301
      Cadbury plc .................................       499,764          4,934
      Cairn Energy plc ## .........................        48,000          1,921
      Centrica plc ................................     1,670,765          6,147
      Compass Group plc ...........................       735,520          3,962
      GlaxoSmithKline plc .........................       901,851         17,310
      HSBC Holdings plc ...........................     2,943,018         29,585
      Imperial Tobacco Group plc ..................        91,710          2,621
      Informa plc ## ..............................       322,900          1,293
      International Power Co. ## ..................       597,900          2,549
      Kingfisher plc ..............................     1,256,400          4,465
      Michael Page International ..................       588,041          2,964
      Pearson plc .................................       534,980          6,198

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Prudential plc ..............................       702,300   $      5,259
      Qinetiq Group ## ............................       536,100          1,209
      Reckitt Benckiser Group plc .................        59,800          2,873
      Rio Tinto plc ...............................       168,558          7,008
      Rolls-Royce Group plc .......................     1,586,978         10,982
      Royal Dutch Shell plc, A Shares + ...........       339,518          8,923
      Royal Dutch Shell plc, B Shares .............       483,224         12,544
      Smith Nephew ................................       519,047          4,123
      Smiths Group plc ............................       275,620          3,315
      Standard Chartered plc ......................       351,090          8,334
      Tesco plc ...................................       615,900          3,781
      Unilever plc ................................       426,551         11,258
      Vodafone Group plc ..........................    14,106,744         28,914
      WPP Group plc ## ............................       352,600          2,720
   TOTAL UNITED KINGDOM ...........................                      277,316
                                                                    ------------
UNITED STATES - 0.14%
COMMON STOCKS - 0.14%
      News Corp. ..................................       172,040          1,777
                                                                    ------------
SHORT TERM INVESTMENTS - 2.89%
      American Beacon U.S. Government Money
         Market Select Fund ++ ....................     5,456,093          5,456
      Columbia Government Reserve Fund ............    32,041,315         32,041
   TOTAL SHORT TERM INVESTMENTS ...................                       37,497
                                                                    ------------
SECURITIES LENDING COLLATERAL - 2.79%
      American Beacon U.S. Government Money
         Market Select Fund ++ ....................    11,193,625         11,194
      JP Morgan U.S. Government Money Market
         Fund .....................................    25,000,000         25,000
   TOTAL SECURITIES LENDING COLLATERAL ............                       36,194
                                                                    ------------
TOTAL INVESTMENTS 101.40% - (COST $1,304,355) .....                    1,315,608
LIABILITIES, NET OF OTHER ASSETS - (1.40%) ........                      (18,163)
TOTAL NET ASSETS - 100.00% ........................                 $  1,297,445
                                                                    ============

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2009.

++   The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------   -------   --------------
Australia SPI Index ........       43       Sep 2009    $ 3,760       $  307
Canada S&PCDA 60 Index .....       44       Sep 2009      5,313          311
France CAC 40 Index ........      109       Sep 2009      5,280          378
Germany DAX Index ..........       22       Sep 2009      4,165          361
Hang Seng Index ............        9       Aug 2009      1,182            3
Italy MIB 30 Index .........       12       Sep 2009      1,753          115
Netherlands 200 AEX Index ..       15       Aug 2009      1,201          119
Spain IBEX 35 Index ........       15       Aug 2009      2,303          240
Sweden OMX Index ...........      105       Aug 2009      1,271          116
Tokyo FE TOPIX Index .......      116       Sep 2009     11,643          613
UK FTSE 100 Index ..........      141       Sep 2009     10,697          695
                                                        -------       ------
                                                        $48,568       $3,258
                                                        =======       ======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                     SETTLEMENT    MARKET    UNREALIZED
                                        DATE       VALUE    GAIN/(LOSS)
                                     ----------   -------   -----------
CONTRACTS TO DELIVER
    2,981   Australian Dollar ....    9/18/2009   $ 2,485     $ (116)
    4,601   Canadian Dollar ......    9/18/2009     4,272       (267)
    7,859   Euro Currency ........    9/18/2009    11,202       (166)
  865,710   Japanese Yen .........    9/18/2009     9,153        (56)
    5,071   Pound Sterling .......    9/18/2009     8,470       (177)
    5,329   Swedish Krona ........    9/18/2009       738        (56)
    3,059   Swiss Franc ..........    9/18/2009     2,864        (31)
                                                  -------     ------
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $38,315) ...                $39,184     $ (869)
                                                  -------     ------

CONTRACTS TO RECEIVE
    6,580   Australian Dollar ....    9/18/2009   $ 5,486     $  288
    8,604   Canadian Dollar ......    9/18/2009     7,988        403
   15,696   Euro Currency ........    9/18/2009    22,373        655
1,798,898   Japanese Yen .........    9/18/2009    19,019        353
   10,032   Pound Sterling .......    9/18/2009    16,756        408
   11,160   Swedish Krona ........    9/18/2009     1,547        129
    6,919   Swiss Franc ..........    9/18/2009     6,477        116
                                                  -------     ------
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $77,294) ......                $79,646     $2,352
                                                  -------     ------
NET CURRENCY FLUCTUATION .........                            $1,483
                                                              ======

SECTOR DIVERSIFICATION

                                      Percent of
                                      Net Assets
                                      ----------
Consumer Discretionary ............     12.08%
Consumer Staples ..................      6.42%
Energy ............................      9.16%
Financials ........................     20.54%
Health Care .......................      8.37%
Industrials .......................     15.19%
Information Technology ............      4.89%
Materials .........................      6.21%
Telecommunication Services ........      8.75%
Utilities .........................      4.11%
Short Term Investments ............      5.68%
Liabilities, Net of Other Assets ..     (1.40)%
                                       ------
                                       100.00%
                                       ======

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
BRAZIL - 11.59%
COMMON STOCKS - 9.50%
   Amil Participacoes S.A. ## .....................        18,100   $        104
   Banco Bradesco S.A., ADR .......................        13,500            213
   BM & F Bovespa S.A. ............................        74,000            478
   BRF - Brasil Foods S.A. ## .....................        21,605            479
   Centrais Eletricas Brasileiras S.A. ............        21,366            329
   Cia de Bebidas das Americas, ADR ...............         6,400            450
   Cia de Brasileira de Meios de Pagamento ## .....        30,700            295
   Cia de Saneamento Basico do Estado de Sao
      Paulo .......................................         8,970            151
   Cia de Saneamento Basico do Estado de Sao
      Paulo, ADR ..................................         1,260             42
   Cia de Saneamento de Minas Gerais-COPASA ## ....        25,700            348
   Cia Energetica de Minas Gerais, ADR ............         1,852             26
   Empresa Brasileira de Aeronautica S.A. .........
      (Embraer), ADR ## ...........................         5,200            101
   Grendene S.A. ..................................        34,680            386
   Itau Unibanco Banco Multiplo S.A., ADR .........       113,345          2,028
   Medial Saude S.A. ## ...........................        49,600            225
   MRV Engenharia e Participacoes S.A. ## .........        15,400            262
   PDG Realty SA Empreendimentos e Participacoes ..        17,000            241
   Petroleo Brasileiro S.A., ADR ..................         3,530            146
   Petroleo Brasileiro S.A., A Shares, ADR ........        90,839          3,061
   Porto Seguro SA ## .............................         9,200             82
   Tractebel Energia S.A. ## ......................        24,730            255
   Vale S.A. ......................................        99,346          1,814
                                                                    ------------
TOTAL COMMON STOCKS ...............................                       11,516
                                                                    ------------
PREFERRED STOCKS - 2.09%
   Banco Bradesco S.A. ............................         7,500            119
   Braskem S.A. ## ................................        79,000            352
   Cia de Tecidos do Norte de Minas - Coteminas ...        54,862            143
   Cia Energetica de Minas Gerais .................        43,549            631
   Itau Unibanco Banco Multiplo S.A. ..............        11,487            207
   Net Servicos de Comunicacao S.A. ## ............        32,077            328
   Tele Norte Leste Participacoes S.A., ADR .......        23,260            358
   Ultrapar Participacoes S.A. ....................         6,100            207
   Vale S.A., A Shares ............................        10,704            186
                                                                    ------------
TOTAL PREFERRED STOCKS ............................                        2,531
                                                                    ------------
TOTAL BRAZIL ......................................                       14,047
                                                                    ------------
CZECH REPUBLIC - 1.03%
COMMON STOCKS - 1.03%
   CEZ ............................................         9,552            514
   Komercni Banka, a.s. ...........................         2,924            505

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Telefonica O2 Czech Republic a.s. ## ...........         8,553   $        234
TOTAL CZECH REPUBLIC ..............................                        1,253
                                                                    ------------
HONG KONG/CHINA - 17.96%
COMMON STOCKS - 17.96%
   Anhui Conch Cement Co. Ltd. ....................        60,200            438
   Anhui Expressway Co. Ltd. ......................       308,000            190
   Bank of China Ltd. .............................     1,655,900            825
   Beijing Enterprises Holdings Ltd. ..............        69,500            351
   Belle International Holdings Ltd. ..............       275,000            276
   Bosideng International Holdings Ltd. ...........     2,458,000            358
   BYD Electronic International Co. Ltd. ## .......       194,000            128
   China CITIC Bank ## ............................       518,000            361
   China Communications Services Corp. Ltd. .......       256,000            163
   China Construction Bank Corp. ..................     2,278,360          1,837
   China Dongxiang Group Co. ## ...................       189,000            144
   China Life Insurance Co. Ltd. ..................       196,000            870
   China Mobile Ltd. ..............................       208,000          2,190
   China Mobile Ltd., ADR .........................        13,900            729
   China Molybdenum Co. Ltd. ......................       158,000            145
   China Oilfield Services Ltd. ...................       144,000            157
   China Power International Development
      Ltd. ## .....................................     1,484,800            533
   China Railway Construction Corp. Ltd. ..........        66,100            106
   China Resources Land Ltd. ## ...................         4,000             10
   China Resources Power Holdings Co. Ltd. ........       132,000            341
   China Unicom Hong Kong Ltd. ....................       124,744            180
   China Zhongwang Holdings Ltd. ## ...............       410,800            551
   CNOOC Ltd. .....................................        37,000             50
   CNOOC Ltd., ADR ................................         2,320            309
   COSCO Pacific Ltd. .............................       448,578            623
   Datang International Power Generation Co.
      Ltd. ........................................       294,000            193
   Denway Motors Ltd. .............................       856,700            426
   Dongfeng Motor Group Co. Ltd. ..................       678,000            724
   Fushan International Energy Group Ltd. ## ......         8,000              5
   Global Bio-chem Technology Group Co. Ltd. ......     1,235,800            241
   GOME Electrical Appliances Holdings Ltd. ## ....     2,794,240            808
   Huaneng Power International, Inc. ..............       469,900            371
   Huaneng Power International, Inc., ADR .........           530             17
   Industrial & Commercial Bank of China ..........     2,029,000          1,461
   Jiangsu Expressway Co. Ltd. ## .................       128,000            112
   Kingboard Chemical Holdings Ltd. ## ............         3,500             11
   NWS Holdings Ltd. ..............................        47,842             92
   PetroChina Co. Ltd. ............................     1,736,000          2,068
   PetroChina Co. Ltd., ADR .......................         1,960            231
   Ping'an Insurance Co. Ltd. ## ..................        63,500            562
   Renhe Commercial Holdings Co. Ltd. .............     1,744,000            403
   Shanghai Industrial Holdings Ltd. ..............       146,000            791
   Shimao Property Holdings Ltd. ## ...............        13,500             27
   Sinotrans Ltd. .................................     1,279,000            323

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Soho China Ltd. ## .............................       148,000   $         94
   Texwinca Holdings Ltd. .........................       146,000            114
   TPV Technology Ltd. ............................       780,970            425
   Weiqiao Textile Co. ............................       658,100            415
TOTAL HONG KONG/CHINA .............................                       21,779
                                                                    ------------
HUNGARY - 0.63%
COMMON STOCKS - 0.63%
   Magyar Telekom Telecommunications plc ..........        66,400            242
   Mol Hungarial Oil and Gas plc ## ...............         2,799            206
   Richter Gedeon Nyrt. ...........................         1,584            313
TOTAL HUNGARY .....................................                          761
                                                                    ------------
INDIA - 7.68%
COMMON STOCKS - 7.68%
   Andhra Bank ....................................        84,800            163
   Axis Bank Ltd. .................................        18,683            356
   Bharat Heavy Electricals Ltd. ## ...............        13,579            632
   Bharat Petroleum Corp. Ltd. ## .................        18,993            188
   Bharti Airtel Ltd. .............................        38,120            327
   Deccan Chronicle Holdings Ltd. .................        51,879            110
   GVK Power & Infrastructure Ltd. ## .............       235,406            214
   HDFC Bank Ltd. .................................        28,763            899
   Hero Honda Motors Ltd. ## ......................        15,290            510
   Hindalco Industries Ltd. ## ....................        53,330            113
   Hindustan Construction Co. ## ..................        66,250            162
   Hindustan Petroleum Corp. Ltd. ## ..............        69,851            506
   Hindustan Unilever Ltd. ........................        58,525            353
   India Cements Ltd. .............................       147,320            430
   Infosys Technologies Ltd. ......................        10,683            459
   Infosys Technologies Ltd., ADR .................         2,050             88
   ITC Ltd. .......................................        38,350            202
   Jaiprakash Associates Ltd. .....................        91,715            461
   Mahanagar Telephone Nigam Ltd. ## ..............       188,660            403
   Maruti Suzuki India Ltd. ## ....................         5,882            173
   Oil & Natural Gas Corp. Ltd. ...................        13,131            320
   Reliance Industries Ltd. ## ....................         5,060            208
   State Bank of India Ltd. .......................           720             27
   State Bank of India Ltd., GDR ++ ...............         9,190            689
   Sterlite Industries (India) Ltd., ADR ## .......        28,730            381
   Tata Consultancy Services Ltd. .................        35,170            385
   Union Bank of India ............................        47,079            229
   Unitech Ltd. ## ................................       169,114            319
TOTAL INDIA .......................................                        9,307
                                                                    ------------
INDONESIA - 2.57%
COMMON STOCKS - 2.57%
   Astra International Tbk PT .....................       122,900            363
   Bank Mandiri Tbk PT ............................       956,000            402
   PT Bank Central Asia Tbk .......................     1,130,500            430

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   PT Bank Rakyat Indonesia Tbk ...................       479,500   $        353
   PT Bumi Resources Tbk ..........................       551,500            156
   PT Gudang Garam Tbk ............................       208,300            296
   PT Indocement Tunggal Prakarsa Tbk ## ..........       125,000            117
   PT Indosat Tbk ## ..............................       103,000             56
   PT Kalbe Farma Tbk .............................       860,600            114
   PT Perusahaan Gas Negara Persero Tbk ...........       757,500            267
   PT Telekomunikasi Indonesia Tbk ................       620,300            559
TOTAL INDONESIA ...................................                        3,113
                                                                    ------------
ISRAEL - 1.54%
COMMON STOCKS - 1.54%
   Bank Hapoalim B.M. ## ..........................        68,330            226
   Check Point Software Technologies Ltd. ## ......         9,068            242
   Israel Discount Bank Ltd. ## ...................       186,645            311
   Teva Pharmaceutical Industries Ltd., ADR .......        20,313          1,083
TOTAL ISRAEL ......................................                        1,862
                                                                    ------------
MALAYSIA - 2.46%
COMMON STOCKS - 2.46%
   CIMB Group Holdings Bhd ## .....................        75,500            232
   Digi.Com BHD ...................................        21,100            133
   Gamuda Bhd .....................................       350,400            334
   Genting Bhd ....................................         7,750             14
   Malayan Banking Bhd ## .........................       635,770          1,173
   Resorts World Bhd ## ...........................       371,010            310
   Sime Darby Bhd .................................       193,900            454
   Tenaga Nasional Bhd ............................       146,100            338
TOTAL MALAYSIA ....................................                        2,988
                                                                    ------------
MEXICO - 3.79%
COMMON STOCKS - 3.79%
   America Movil, S.A.B. de C.V., ADR .............        44,607          1,919
   Coca-Cola Femsa, S.A. de C.V., ADR ## ..........         3,480            161
   Consorcio ARA, S.A.B. de C.V. ## ...............       322,000            164
   Desarrolladora Homex, S.A.B. de C.V., ADR ## ...         9,911            349
   Embotelladoras Arca, S.A.B. de C.V. ............       105,830            262
   Empresas ICA, S.A.B. de C.V. ## ................        62,700            115
   Gruma, S.A.B. de C.V. ## .......................        93,290            136
   Grupo Continential, S.A.B. de C.V. .............       158,350            324
   Grupo Financiero Banorte, S.A.B. de C.V. ## ....       169,389            420
   Grupo Modelo, S.A.B. de C.V. ## ................        78,200            306
   Grupo Televisa, S.A., ADR ......................        24,600            445
TOTAL MEXICO ......................................                        4,601
                                                                    ------------
PHILIPPINES - 0.30%
COMMON STOCKS - 0.30%
   ABS-CBN Broadcasting Corp. .....................        92,500             48
   Bank of the Philippine Islands .................       163,027            154
   Metropolitan Bank & Trust ......................        98,300             80

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Union Bank of the Philippines ...............       156,300   $         88
   TOTAL PHILIPPINES ..............................                          370
                                                                    ------------
POLAND - 2.07%
COMMON STOCKS - 2.07%
      Bank Handlowy W Warszawie S.A. ## ...........         8,784            178
      Bank Pekao S.A. ## ..........................        15,032            753
      Bank Zachodni WBK S.A. ## ...................         5,254            233
      Cyfrowy Polsat S.A. ## ......................        19,090            115
      PGNiG Group ## ..............................       103,483            158
      Powszechna Kasa Oszczednosci Bank Polski
         SA ## ....................................        44,899            514
      Telekomunikacja Polska S.A. .................       108,063            553
   TOTAL POLAND ...................................                        2,504
                                                                    ------------
RUSSIA - 4.60%
COMMON STOCKS - 4.60%
      Gazprom OAO, ADR ............................        81,402          1,681
      JSC RusHydro ## .............................        24,786             88
      LUKOIL Oil Co., ADR .........................        29,596          1,480
      Mobile TeleSystems OJSC, ADR ## .............        10,620            446
      OJSC MMC Norilsk Nickel, ADR ## .............        37,974            380
      OJSC Rosneft Oil Co. ## .....................        52,054            318
      Polyus Gold Co., ADR ## .....................         8,941            197
      Sberbank RF, GDR ## .........................         1,100            213
      Vimpel-Communications, ADR ## ...............        22,587            305
      Wimm-Bill-Dann Foods OJSC, ADR ## ...........         3,512            239
      X 5 Retail Group NV ## ......................        13,937            225
      X 5 Retail Group NV, GDR ## .................           251              4
   TOTAL RUSSIA ...................................                        5,576
                                                                    ------------
SOUTH AFRICA - 7.67%
COMMON STOCKS - 7.67%
      African Bank Investments Ltd. ...............        67,879            262
      Anglo Platinum Ltd. ## ......................         9,217            659
      AngloGold Ashanti Ltd. ......................         6,865            262
      AngloGold Ashanti Ltd., ADR .................        19,414            761
      ArcelorMittal South Africa Ltd. .............        26,434            341
      Barloworld Ltd. .............................        63,820            374
      FirstRand Ltd. ..............................       373,950            731
      Gold Fields Ltd., ADR .......................        13,910            168
      Harmony Gold Mining Co. Ltd. ## .............        15,300            138
      Harmony Gold Mining Co. Ltd., ADR ## ........         1,300             12
      Impala Platinum Holdings Ltd. ...............        15,600            378
      Imperial Holdings Ltd. ## ...................        19,300            169
      JD Group Ltd. ...............................        18,670            114
      Mr Price Group Ltd. .........................        45,993            181
      MTN Group Ltd. ..............................        84,616          1,396
      Nampak Ltd. .................................       194,890            388
      Naspers Ltd. ## .............................        24,026            717

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Nedbank Group Ltd. ..........................        30,764   $        424
      SABMiller plc ...............................        14,604            341
      Sanlam Ltd. .................................        59,260            151
      Sappi Ltd. ..................................        97,794            315
      Sasol Ltd. ..................................        10,810            387
      Sasol Ltd., ADR .............................         5,140            184
      Telkom South Africa Ltd. ....................        40,210            200
      Tiger Brands Ltd. ...........................        11,849            240
   TOTAL SOUTH AFRICA .............................                        9,293
                                                                    ------------
SOUTH KOREA - 13.55%
COMMON STOCKS - 13.23%
      Amorepacific Corp. ..........................           376            206
      Cheil Industries, Inc. ......................         5,248            203
      Cheil Worldwide, Inc. .......................         1,173            258
      Hana Financial Group, Inc. ## ...............         7,660            218
      Hanjin Shipping Co. Ltd. ## .................         4,650             80
      Hyundai Engineering & Construction Co.
         Ltd. ## ..................................         4,299            222
      Hyundai Motor Co. ...........................         6,458            463
      Kangwon Land, Inc. ..........................        21,250            282
      KB Financial Group, Inc. ## .................        33,297          1,440
      KB Financial Group, Inc., Right ## # ........         2,586             33
      Korea Electric Power Corp. ## ...............        24,235            657
      KT Corp. ## .................................        10,710            346
      KT Corp., ADR ...............................        25,080            403
      KT&G Corp. ..................................         4,503            262
      LG Chem Ltd. ................................         4,132            511
      LG Electronics, Inc. ........................         2,936            310
      LG Telecom Ltd. .............................        13,270             93
      Lotte Confectionery Co. Ltd. ## .............           101             86
      Lotte Shopping Co. Ltd. .....................         2,764            692
      NHN Corp. ## ................................         3,937            572
      OCI Co. Ltd. ## .............................         1,100            190
      POSCO .......................................         1,761            720
      POSCO, ADR ## ...............................           250             25
      Samsung Electronics Co. Ltd. ................         6,645          3,917
      Samsung Fire & Marine Insurance Co. Ltd. ....         4,262            715
      Shinhan Financial Group Co. Ltd. ## .........        33,026          1,119
      Shinsegae Co. Ltd. ## .......................           594            257
      SK Telecom Co. Ltd. .........................         2,184            330
      SK Telecom Co. Ltd., ADR ....................        41,140            692
      S-Oil Corp. ## ..............................         3,857            184
      SSCP Co. Ltd. ## ............................         8,596             57
      SSCP Co. Ltd., Right ## # ...................         1,703              4
      Woongjin Coway Co. Ltd. .....................        19,466            487
                                                                    ------------
   TOTAL COMMON STOCKS ............................                       16,034
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.32%
      Samsung Electronics Co. Ltd. ................         1,029   $        389
                                                                    ------------
   TOTAL SOUTH KOREA ..............................                       16,423
                                                                    ------------
TAIWAN - 9.61%
COMMON STOCKS - 9.61%
      Acer, Inc. ..................................       121,886            257
      Asustek Computer, Inc. ## ...................       178,000            282
      AU Optronics Corp. ## .......................       230,000            255
      Cathay Financial Holding Co. Ltd. ## ........       526,400            809
      China Steel Corp. ...........................       562,502            544
      Chinatrust Financial Holding Co. Ltd. .......       694,267            439
      Compal Electronics, Inc. ## .................       793,379            779
      First Financial Holding Co. Ltd. ............       811,944            500
      Fubon Financial Holding Co. Ltd. ## .........       298,000            306
      HON HAI Precision Industry Co. Ltd. .........       452,112          1,557
      HTC Corp. ## ................................        31,400            428
      Mega Financial Holding Co. Ltd. .............       664,000            346
      Nan Ya Printed Circuit Board Corp. ## .......       125,480            405
      Nien Hsing Textile Co. Ltd. .................        78,000             41
      Siliconware Precision Industries Co. ........       237,000            319
      SinoPac Financial Holdings Co. Ltd. ## ......     1,642,987            541
      Taiwan Fertilizer Co. Ltd. ## ...............        82,000            260
      Taiwan Semiconductor Manufacturing Co.
         Ltd. .....................................       981,383          1,762
      United Microelectronics Corp. ## ............     1,485,226            659
      Wistron Corp. ## ............................       226,200            489
      Yaego Corp. ## ..............................       949,000            226
      Yuanta Financial Holding Co. Ltd. ## ........       622,000            447
      TOTAL TAIWAN ................................                       11,651
                                                                    ------------
THAILAND - 3.06%
COMMON STOCKS - 3.06%
      Bangkok Bank PCL ............................       189,890            624
      Charoen Pokphand Foods PCL ..................     2,117,100            327
      Kasikornbank PCL ............................       463,800          1,077
      Krung Thai Bank PCL .........................     1,547,100            382
      PTT Exploration & Production PCL ............        36,000            148
      PTT PCL .....................................        67,600            477
      Siam Cement PCL .............................        61,930            336
      Siam Commercial Bank PCL ....................        70,500            153
      Thai Beverage PCL ## ........................       203,000             30
      Thai Union Frozen Products PCL ..............       206,700            158
      TOTAL THAILAND ..............................                        3,712
                                                                    ------------
TURKEY - 2.97%
COMMON STOCKS - 2.97%
      Akbank TAS ..................................        73,946            417
      Anadolu Efes Biracilik Ve Malt Sanayii
         A.S. ## ..................................        22,859            246
      Haci Omer Sabanci Holding A.S. ..............        39,679            148

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Tupras-Turkiye Petrol Rafinerileri A.S. ## ..        21,220   $        274
      Turk Telekomunikasyon A.S. ..................        36,035            110
      Turkcell Iletisim Hizmetleri A.S. ...........        70,030            445
      Turkcell Iletisim Hizmetleri A.S., ADR ......        11,940            188
      Turkiye Garanti Bankasi A.S. ## .............       205,795            728
      Turkiye Halk Bankasi A.S. ...................        45,525            243
      Turkiye Is Bankasi (Isbank) .................       163,818            568
      Turkiye Sise ve Cam Fabrikalari A.S. ## .....       259,627            237
      TOTAL TURKEY ................................                        3,604
                                                                    ------------
UNITED KINGDOM - 0.11%
COMMON STOCKS - 0.11%
      JKX Oil & Gas plc ...........................        33,460            129
                                                                    ------------
SHORT TERM INVESTMENTS - 5.66%
      Columbia Government Reserve Fund ............     5,757,473          5,757

                                                          PAR
                                                         AMOUNT
                                                      -----------
   U.S. Treasury,
      0.13%, Due 9/10/2009 + ................   $     1,105          1,105
   TOTAL SHORT TERM INVESTMENTS ...................                        6,862
                                                                    ------------
TOTAL INVESTMENTS 98.85% - (COST $100,067) ........                      119,835
OTHER ASSETS, NET OF LIABILITIES - 1.15% ..........                        1,400
TOTAL NET ASSETS - 100.00% ........................                 $    121,235
                                                                    ============

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

         Percentages are stated as a percent of net assets.

##       Non-income producing security.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $689 or 0.57% of net assets. The Fund has no right to demand registration of these securities.

# Valued at fair value pursuant to procedures approved by the Board of Trustees.

+ At July 31, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                         NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE   (DEPRECIATION)
                         ---------   ----------   ------   --------------
Emini S&P 500 Index...      166       Sep 2009    $8,171        $640
                                                  ======        ====

SECTOR DIVERSIFICATION

                                  Percent of
                                  Net Assets
                                  ----------
Communications ................       1.40%
Consumer Discretionary ........       6.96%
Consumer Staples ..............       4.40%
Energy ........................      10.61%
Financials ....................      26.31%
Health Care ...................       1.53%
Industrials ...................       5.97%
Information Technology ........      11.15%
Materials .....................       9.52%
Telecommunication Services ....      10.99%
Utilities .....................       4.35%
Short Term Investments ........       5.66%
Other Assets, Net of
   Liabilities ................       1.15%
                                    ------
                                    100.00%
                                    ======

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 3.88%
CONSUMER DISCRETIONARY - 0.14%
   SPECIALTY RETAIL - 0.14%
      NIKE, Inc. ..................................         2,300   $        130
                                                                    ------------
CONSUMER STAPLES - 0.22%
   BEVERAGES - 0.22%
      Coca-Cola Co. ...............................         4,160            207
                                                                    ------------
ENERGY - 1.46%
   ENERGY EQUIPMENT & SERVICES - 1.09%
      ENSCO International, Inc. ...................         7,300            277
      Noble Corp. .................................        10,150            344
      Transocean Ltd. ## ..........................         5,100            406
                                                                    ------------
                                                                           1,027
                                                                    ------------
   OIL & GAS - 0.37%
      Apache Corp. ................................         1,450            122
      Devon Energy Corp. ..........................         1,850            107
      Noble Energy, Inc. ..........................         1,900            116
                                                                    ------------
                                                                             345
                                                                    ------------
   TOTAL ENERGY ...................................                        1,372
                                                                    ------------
FINANCIALS - 0.96%
   BANKS - 0.51%
      Citigroup, Inc. .............................       150,384            477
                                                                    ------------
   DIVERSIFIED FINANCIALS - 0.45%
      BlackRock, Inc. .............................           625            119
      T Rowe Price Group, Inc. ....................         6,500            304
                                                                    ------------
                                                                             423
                                                                    ------------
   TOTAL FINANCIALS ...............................                          900
                                                                    ------------
HEALTH CARE - 0.22%
   OPTICAL SUPPLIES - 0.22%
      Alcon, Inc. .................................         1,630            208
                                                                    ------------
INDUSTRIALS - 0.12%
   AEROSPACE & DEFENSE - 0.12%
      United Technologies Corp. ...................         2,150            117
                                                                    ------------
INFORMATION TECHNOLOGY - 0.76%
   COMMUNICATIONS EQUIPMENT - 0.35%
      Cisco Systems, Inc. ## ......................         9,280            204
      QUALCOMM, Inc. ..............................         2,600            120
                                                                    ------------
                                                                             324
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   IT CONSULTING & SERVICES - 0.41%
      Accenture plc ...............................        10,970   $        385
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ...................                          709
                                                                    ------------
   TOTAL COMMON STOCKS ............................                        3,643
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS - 1.83%
CONSUMER STAPLES - 0.66%
   FOOD PRODUCTS - 0.66%
      Bunge Ltd. ..................................         3,325            621
                                                                    ------------
FINANCIALS - 0.57%
   DIVERSIFIED FINANCIALS - 0.57%
      Bank of America Corp. .......................           645            542
                                                                    ------------
INDUSTRIALS - 0.17%
   HOUSEHOLD DURABLES - 0.17%
      Stanley Works ...............................           255            157
                                                                    ------------
MATERIALS - 0.43%
   METALS & MINING - 0.43%
      Freeport-McMoRan Copper & Gold, Inc. ........         4,360            402
                                                                    ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS .............                        1,722
                                                                    ------------
PREFERRED STOCKS - 1.28%
CONSUMER DISCRETIONARY - 0.37%
   FOOD PRODUCTS - 0.37%
      Archer-Daniels-Midland Co. ..................         8,850            349
                                                                    ------------
FINANCIALS - 0.54%
   DIVERSIFIED FINANCIALS - 0.47%
      AMG Capital Trust I .........................         4,150            136
      Vale Capital II ## ..........................         5,000            304
                                                                    ------------
                                                                             440
                                                                    ------------
   INSURANCE - 0.07%
      American International Group, Inc. ..........         8,100             65
                                                                    ------------
   TOTAL FINANCIALS ...............................                          505
                                                                    ------------
HEALTH CARE - 0.37%
   PHARMACEUTICALS - 0.37%
      Schering-Plough Corp. .......................         1,510            352
                                                                    ------------
   TOTAL PREFERRED STOCKS .........................                        1,206
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 36.00%
   AEROSPACE & DEFENSE - 0.29%
      Raytheon Co.,
         5.375%, Due 4/1/2013 .....................   $       250   $        268
                                                                    ------------
   BANKS - 9.31%
      Bank of America Corp.,
         7.80%, Due 9/15/2016 .....................           600            597
         6.00%, Due 9/1/2017 ......................           400            391
         7.625%, Due 6/1/2019 .....................           200            217
      Bank of New York Mellon Corp.,
         5.125%, Due 8/27/2013 ....................           350            375
      Bank One Corp.,
         4.90%, Due 4/30/2015 .....................           250            244
      Barclays Bank plc,
         6.75%, Due 5/22/2019 .....................           300            326
      Citigroup, Inc.,
         6.50%, Due 1/18/2011 .....................           900            925
         6.125%, Due 11/21/2017 ...................           275            253
         8.50%, Due 5/22/2019 .....................           750            799
      Goldman Sachs Group, Inc.,
         5.35%, Due 1/15/2016 .....................           650            660
         6.25%, Due 9/1/2017 ......................           550            589
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ ..................           300            268
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 ......................           800            855
         6.00%, Due 1/15/2018 .....................           250            265
      Merrill Lynch & Co., Inc.,
         6.11%, Due 1/29/2037 .....................           275            230
      Morgan Stanley,
         7.30%, Due 5/13/2019 .....................           280            315
      Rabobank Nederland NV,
         4.20%, Due 5/13/2014 ++ ..................           200            204
      Wachovia Corp.,
         5.75%, Due 2/1/2018 ......................           625            644
      Wells Fargo & Co.,
         5.25%, Due 10/23/2012 ....................           300            316
         5.625%, Due 12/11/2017 ...................           275            279
                                                                    ------------
                                                                           8,752
                                                                    ------------
   BEVERAGES - 0.44%
      Constellation Brands, Inc.,
         7.25%, Due 9/1/2016 ......................           425            416
                                                                    ------------
   COMMUNICATIONS - 1.67%
      Comcast Cable Communications Holdings, Inc.,
         8.375%, Due 3/15/2013 ....................           109            125

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Comcast Corp.,
         6.55%, Due 7/1/2039 ......................   $       300   $        326
      DirecTV Holdings LLC,
         8.375%, Due 3/15/2013 ....................           300            306
      France Telecom S.A.,
         4.375%, Due 7/8/2014 .....................           150            157
      Telefonica Emisiones SAU,
         6.421%, Due 6/20/2016 ....................           300            337
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 ......................           300            315
                                                                    ------------
                                                                           1,566
                                                                    ------------
   CONSUMER DISCRETIONARY - 1.47%
      Anheuser-Busch InBev Worldwide, Inc.,
         8.00%, Due 11/15/2039 ++ .................           100            124
      JC Penney Corp, Inc.,
         5.75%, Due 2/15/2018 .....................           150            137
      Royal Caribbean Cruises Ltd.,
         7.50%, Due 10/15/2027 ....................           500            345
      Wal-Mart Stores, Inc.,
         7.55%, Due 2/15/2030 .....................           325            411
      Wesco Distribution, Inc.,
         7.50%, Due 10/15/2017 ....................           450            360
                                                                    ------------
                                                                           1,377
                                                                    ------------
   CONSUMER STAPLES - 1.02%
      Coca-Cola Enterprises, Inc.,
         7.375%, Due 3/3/2014 .....................           150            175
      Hanesbrands, Inc.,
         4.593%, Due 12/15/2014 # .................           440            372
      Kellogg Co.,
         4.25%, Due 3/6/2013 ......................           250            260
      Merck & Co., Inc.,
         5.85%, Due 6/30/2039 .....................           140            151
                                                                    ------------
                                                                             958
                                                                    ------------
   ENERGY - 1.85%
      Canadian Natural Resources Ltd.,
         6.25%, Due 3/15/2038 .....................           275            299
      ConocoPhillips,
         4.60%, Due 1/15/2015 .....................           200            212
         5.20%, Due 5/15/2018 .....................           325            341
      EOG Resources Canada, Inc.,
         4.75%, Due 3/15/2014 ++ ..................           250            260
      Frontier Oil Corp.,
         8.50%, Due 9/15/2016 .....................           250            256
      Hornbeck Offshore Services, Inc.,
         6.125%, Due 12/1/2014 ....................           290            270

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Range Resources Corp.,
         8.00%, Due 5/15/2019 .....................   $       100   $        102
                                                                    ------------
                                                                           1,740
                                                                    ------------
   FINANCE - 3.94%
      CME Group, Inc.,
         5.40%, Due 8/1/2013 ......................           230            246
      Credit Suisse N.Y.,
         3.45%, Due 7/2/2012 ......................           600            608
      General Electric Capital Corp.,
         5.90%, Due 5/13/2014 .....................           200            213
         5.65%, Due 6/9/2014 ......................           500            517
         5.625%, Due 5/1/2018 .....................           250            252
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 .....................         1,300          1,324
      TIAA Global Markets, Inc.,
         5.125%, Due 10/10/2012 ++ ................           500            540
                                                                    ------------
                                                                           3,700
                                                                    ------------
   GOVERNMENT - 0.33%
      Province of Ontario Canada,
         4.10%, Due 6/16/2014 .....................           300            312
                                                                    ------------
   HEALTH CARE - 0.13%
      Psychiatric Solutions, Inc.,
         7.75%, Due 7/15/2015 .....................           125            118
                                                                    ------------
   INDUSTRIALS - 4.97%
      American Honda Finance Corp.,
         4.625%, Due 4/2/2013 ++ ..................           325            318
      BE Aerospace, Inc.,
         8.50%, Due 7/1/2018 ......................           325            323
      Burlington Northern Santa Fe Corp.,
         5.75%, Due 3/15/2018 .....................           325            344
      Canadian National Railway Co.,
         5.55%, Due 5/15/2018 .....................           250            266
      Caterpillar Financial Services Corp.,
         4.15%, Due 1/15/2010 .....................           300            303
         4.25%, Due 2/8/2013 ......................           250            253
      Daimler Finance NA LLC,
         5.875%, Due 3/15/2011 ....................           250            258
         5.75%, Due 9/8/2011 ......................           250            258
      Gardner Denver, Inc.,
         8.00%, Due 5/1/2013 ......................           300            272
      Goodyear Tire & Rubber Co.,
         7.857%, Due 8/15/2011 ....................           300            299
      Honeywell International, Inc.,
         4.25%, Due 3/1/2013 ......................           250            260
      Kansas City Southern Railway,
         13.00%, Due 12/15/2013 ...................           210            235

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      NBTY, Inc.,
         7.125%, Due 10/1/2015 ....................   $       150   $        144
      Norfolk Southern Corp.,
         5.75%, Due 4/1/2018 ......................           325            337
      Northrop Grumman Corp.,
         5.05%, Due 8/1/2019 ......................           150            154
      Terex Corp.,
         8.00%, Due 11/15/2017 ....................           125            103
      Union Pacific Corp.,
         7.875%, Due 1/15/2019 ....................           300            362
      United Technologies Corp.,
         6.125%, Due 7/15/2038 ....................           165            185
                                                                    ------------
                                                                           4,674
                                                                    ------------
   INSURANCE - 2.26%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 ....................           350            305
      American International Group, Inc.,
         5.85%, Due 1/16/2018 .....................           250            132
         6.25%, Due 5/1/2036 ......................           325            148
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 .....................           105             99
      MetLife, Inc.,
         6.375%, Due 6/15/2034 ....................           350            351
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ .................           700            704
      Pricoa Global Funding I,
         5.40%, Due 10/18/2012 ++ .................           150            153
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 .....................           250            236
                                                                    ------------
                                                                           2,128
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.32%
      Expedia, Inc.,
         7.456%, Due 8/15/2018 ....................           300            298
                                                                    ------------
   PHARMACEUTICALS - 0.52%
      Bristol-Myers Squibb Co.,
         5.45%, Due 5/1/2018 ......................           125            134
      GlaxoSmithKline Capital, Inc.,
         5.65%, Due 5/15/2018 .....................           125            136
      Pfizer, Inc.,
         5.35%, Due 3/15/2015 .....................           200            221
                                                                    ------------
                                                                             491
                                                                    ------------
   REAL ESTATE - 0.57%
      ProLogis,
         5.625%, Due 11/15/2016 ...................           250            213

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Simon Property Group LP,
         5.30%, Due 5/30/2013 .....................   $       325   $        324
                                                                    ------------
                                                                             537
                                                                    ------------
   TECHNOLOGY - 3.09%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 .....................           250            265
      Dell, Inc.,
         5.875%, Due 6/15/2019 ....................            70             73
      Hewlett-Packard Co.,
         4.50%, Due 3/1/2013 ......................           325            344
      International Business Machines Corp.,
         7.625%, Due 10/15/2018 ...................           150            183
      Jabil Circuit, Inc.,
         8.25%, Due 3/15/2018 .....................           325            319
      Lender Processing Services, Inc.,
         8.125%, Due 7/1/2016 .....................           325            328
      Oracle Corp.,
         5.00%, Due 7/8/2019 ......................           300            316
      Seagate Technology,
         6.80%, Due 10/1/2016 .....................           350            329
      SunGard Data Systems, Inc.,
         9.125%, Due 8/15/2013 ....................           300            306
      Syniverse Technologies, Inc.,
         7.75%, Due 8/15/2013 .....................           325            296
      Xerox Corp.,
         5.65%, Due 5/15/2013 .....................            75             75
         8.25%, Due 5/15/2014 .....................            60             65
                                                                    ------------
                                                                           2,899
                                                                    ------------
   TELEPHONE - 2.69%
      America Movil, S.A.B. de C.V.,
         6.375%, Due 3/1/2035 .....................           325            321
      AT&T, Inc.,
         5.625%, Due 6/15/2016 ....................           200            214
         5.50%, Due 2/1/2018 ......................           400            424
         6.80%, Due 5/15/2036 .....................           125            141
         6.40%, Due 5/15/2038 .....................           200            216
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 ......................           250            265
         6.90%, Due 4/15/2038 .....................           325            374
      Verizon Wireless Capital, LLC,
         3.75%, Due 5/20/2011 ++ ..................           270            278
      Vodafone Group plc,
         6.15%, Due 2/27/2037 .....................           275            293
                                                                    ------------
                                                                           2,526
                                                                    ------------
   UTILITIES - 1.13%
      Duke Energy Carolinas LLC,
         5.10%, Due 4/15/2018 .....................           250            260

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      MidAmerican Energy Holdings Co.,
         6.125%, Due 4/1/2036 .....................   $       325   $        345
      Pacific Gas & Electric Co.,
         6.25%, Due 12/1/2013 .....................           175            194
      Virginia Electric and Power Co.,
         5.40%, Due 4/30/2018 .....................           250            265
                                                                    ------------
                                                                           1,064
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ....................                       33,824
                                                                    ------------
CONVERTIBLE OBLIGATIONS - 12.92%
   BASIC MATERIALS - 1.11%
      Allegheny Technologies, Inc.,
         4.25%, Due 6/1/2014 ......................           260            266
      Newmont Mining Corp.,
         3.00%, Due 2/15/2012 .....................            50             58
         1.25%, Due 7/15/2014 .....................           425            479
         1.625%, Due 7/15/2017 ....................           220            242
                                                                    ------------
                                                                           1,045
                                                                    ------------
   COMMUNICATIONS - 1.80%
      Anixter International, Inc.,
         1.00%, Due 2/15/2013 .....................           570            473
      Interpublic Group of Cos., Inc.,
         4.25%, Due 3/15/2023 .....................           240            217
      Symantec Corp.,
         0.75%, Due 6/15/2011 .....................           120            123
         1.00%, Due 6/15/2013 .....................           650            653
      VeriSign, Inc.,
         3.25%, Due 8/15/2037 .....................           300            228
                                                                    ------------
                                                                           1,694
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.90%
      Archer-Daniels-Midland Co.,
         0.875%, Due 2/15/2014 ....................           280            276
      Best Buy Co., Inc.,
         2.25%, Due 1/15/2022 .....................           200            202
      GameStop Corp.,
         8.00%, Due 10/1/2012 .....................           225            228
      International Game Technology,
         3.25%, Due 5/1/2014 ++ ...................           110            136
                                                                    ------------
                                                                             842
                                                                    ------------
   CONSUMER STAPLES - 0.29%
      Kinetic Concepts, Inc.,
         3.25%, Due 4/15/2015 ++ ..................           310            270
                                                                    ------------
   ENERGY - 1.53%
      Cameron International Corp.,
         2.50%, Due 6/15/2026 .....................           190            224
         2.50%, Due 5/15/2037 .....................           570            435

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Hornbeck Offshore Services, Inc.,
         1.625%, Due 11/15/2026 ...................   $       150   $        122
      Schlumberger Ltd.,
         2.125%, Due 6/1/2023 .....................            40             59
      SESI LLC,
         1.50%, Due 12/15/2026 ....................           270            223
      Transocean, Inc.,
         1.50%, Due 12/15/2037 ....................           410            375
                                                                    ------------
                                                                           1,438
                                                                    ------------
   FINANCE - 0.57%
      Janus Capital Group, Inc.,
         3.25%, Due 7/15/2014 .....................           190            228
      Leucadia National Corp.,
         3.75%, Due 4/15/2014 .....................           250            308
                                                                    ------------
                                                                             536
                                                                    ------------
   HEALTH CARE - 0.63%
      Gilead Sciences, Inc.,
         0.50%, Due 5/1/2011 ......................           360            472
      Henry Schein, Inc.,
         3.00%, Due 8/15/2034 .....................           100            118
                                                                    ------------
                                                                             590
                                                                    ------------
   INDUSTRIALS - 1.43%
      Alliant Techsystems, Inc.,
         2.75%, Due 9/15/2011 .....................           320            328
      Danaher Corp.,
         Zero Coupon, Due 1/22/2021 ...............           370            334
      Fisher Scientific International, Inc.,
         3.25%, Due 3/1/2024 ......................           230            292
      SEACOR Holdings, Inc.,
         2.875%, Due 12/15/2024 ...................           210            236
      Trinity Industries, Inc.,
         3.875%, Due 6/1/2036 .....................           250            149
                                                                    ------------
                                                                           1,339
                                                                    ------------
   PHARMACEUTICALS - 1.62%
      Beckman Coulter, Inc.,
         2.50%, Due 12/15/2036 ....................           213            228
      Charles River Laboratories International,
         Inc.,
         2.25%, Due 6/15/2013 .....................           280            256
      Life Technologies Corp.,
         1.50%, Due 2/15/2024 .....................           246            263
      Mylan, Inc.,
         1.25%, Due 3/15/2012 .....................           480            431
      Teva Pharmaceutical Finance LLC,
         0.25%, Due 2/1/2026 ......................           295            346
                                                                    ------------
                                                                           1,524
                                                                    ------------

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   TECHNOLOGY - 3.04%
      Apogent Technologies, Inc.,
         0.07%, Due 12/15/2033 # ..................   $       100   $        154
      CACI International, Inc.,
         2.125%, Due 5/1/2014 .....................           230            233
      DST Systems, Inc.,
         4.125%, Due 8/15/2023 ....................           220            227
      EMC Corp.,
         1.75%, Due 12/1/2013 .....................           590            665
      Intel Corp.,
         2.95%, Due 12/15/2035 ....................           255            222
      NetApp, Inc.,
         1.75%, Due 6/1/2013 ......................           775            753
      Sybase, Inc.,
         1.75%, Due 2/22/2025 .....................           145            210
         3.50%, Due 8/15/2029 ++ ..................           380            395
                                                                    ------------
                                                                           2,859
                                                                    ------------
   TOTAL CONVERTIBLE OBLIGATIONS ..................                       12,137
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.78%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 2.78%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 .........           347            350
         2007-2 A2, 5.634%, Due 4/10/2049 .........           650            620
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2005-LDP3 A1, 4.655%, Due 8/15/2042 ......            78             78
         2007-CB19 A4, 5.748%, Due 2/12/2049 ......           400            319
         2007-CB20 A2, 5.629%, Due 2/12/2051 ......           650            647
      LB-UBS Commercial Mortgage Trust,
         2007-C1 A4, 5.424%, Due 2/15/2040 ........           450            344
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 .......           260            252
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ...                        2,610
                                                                    ------------
ASSET-BACKED SECURITIES - 2.88%
      American Express Credit Account Master
         Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ...........         1,300          1,358
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 .......         1,000          1,036
      Volkswagen Auto Loan Enhanced Trust,
         2008-2 A4A, 6.24%, Due 7/20/2015 .........           300            311
   TOTAL ASSET-BACKED SECURITIES ..................                        2,705
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 19.16%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.04%
      5.00%, Due 2/1/2021 .........................   $       938   $        981
      4.50%, Due 4/1/2021 .........................           920            953
      5.00%, Due 9/1/2035 .........................         2,082          2,137
      5.50%, Due 4/1/2037 .........................           676            701
      5.00%, Due 3/1/2038 .........................         1,389          1,422
      5.50%, Due 5/1/2038 .........................         1,310          1,358
                                                                    ------------
                                                                           7,552
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.81%
      6.50%, Due 7/1/2032 .........................           356            384
      5.50%, Due 6/1/2033 .........................           797            829
      4.50%, Due 9/1/2034 .........................           399            403
      5.50%, Due 12/1/2035 ........................           848            882
      5.00%, Due 2/1/2036 .........................           704            722
      5.50%, Due 4/1/2036 .........................         1,295          1,347
      5.50%, Due 2/1/2037 .........................         1,028          1,067
      6.00%, Due 9/1/2037 .........................           705            741
      6.00%, Due 1/1/2038 .........................           922            968
                                                                    ------------
                                                                           7,343
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.31%
      4.201%, Due 8/16/2026 .......................           463            474
      6.00%, Due 2/15/2033 ........................           768            808
      5.50%, Due 4/15/2033 ........................         1,030          1,074
      5.00%, Due 5/15/2033 ........................           733            754
                                                                    ------------
                                                                           3,110
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ..                       18,005
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 3.17%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.03%
      6.25%, Due 7/15/2032 ........................           800            972
                                                                    ------------
   OTHER GOVERNMENT RELATED - 2.14%
      Bank of America Corp. (FDIC Guaranteed), 2.10%,
          Due 4/30/2012 +........................         2,000          2,011
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS ..................                        2,983
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 12.00%
      1.375%, Due 3/15/2012 .......................         2,000          1,998
      2.25%, Due 5/31/2014 ........................         2,000          1,978
      4.125%, Due 5/15/2015 .......................         2,500          2,673
      3.75%, Due 11/15/2018 .......................         1,000          1,020
      6.25%, Due 8/15/2023 ........................         1,500          1,834
      5.25%, Due 11/15/2028 .......................         1,050          1,180
      4.75%, Due 2/15/2037 ........................           550            589
   TOTAL U.S. TREASURY OBLIGATIONS ................                       11,272
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 3.49%
   Columbia Government Reserve Fund ...............     3,275,950   $      3,276
                                                                    ------------
TOTAL INVESTMENTS 99.39% - (COST $92,498) .........                       93,383
OTHER ASSETS, NET OF LIABILITIES - 0.61% ..........                          573
TOTAL NET ASSETS - 100.00% ........................                 $     93,956
                                                                    ============

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,650 or 3.88% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

+   Under the Temporary Liquidity Guarantee Program, the Federal Deposit
     Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the value of these securities amounted to $2,011 or 2.1% of net assets.


                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                         SHARES        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.07%
FINANCIALS - 0.07%
DIVERSIFIED FINANCIALS - 0.07%
   Federal Home Loan Mortgage Corp. ## ............        10,000   $         13
   Preferred Blocker, Inc. ++ .....................           454            209
   TOTAL PREFERRED STOCKS .........................                          222
                                                                    ------------

                                                          PAR
                                                         AMOUNT
                                                      -----------
CORPORATE OBLIGATIONS - 93.41%
AUTO COMPONENTS - 0.69%
   Allison Transmission, Inc., 11.00%,
      Due 11/1/2015 ++ ............................   $     1,600          1,456
   Cooper-Standard Automotive, Inc., 8.375%,
      Due 12/15/2014 # ............................           920             55
   TRW Automotive, Inc., 7.25%, Due 3/15/2017 ++ ..           800            680
                                                                           2,191
                                                                    ------------
AUTO LOAN - 2.99%
   Ford Motor Credit Co. LLC,
      9.75%, Due 9/15/2010 ........................         1,875          1,866
      9.875%, Due 8/10/2011 .......................         3,605          3,572
      7.50%, Due 8/1/2012 .........................           710            655
   GMAC, Inc.,
      7.25%, Due 3/2/2011 ++ ......................           660            622
      6.875%, Due 9/15/2011 ++ ....................         3,000          2,768
                                                                           9,483
                                                                    ------------
AUTOMOBILES - 0.05%
   Motors Liquidation Co., 8.375%,
      Due 7/15/2033 # .............................           970            148
                                                                    ------------
BANKS - 0.16%
   Merrill Lynch & Co., Inc., 6.875%,
      Due 4/25/2018 ...............................           500            504
                                                                    ------------
BASIC MATERIALS - 3.10%
   Anglo American Capital plc, 9.375%,
      Due 4/8/2014 ++ .............................         1,000          1,120
   ArcelorMittal, 9.85%, Due 6/1/2019 .............         1,300          1,504
   Clearwater Paper Corp., 10.625%,
      Due 6/15/2016 ++ ............................         1,200          1,266
   CPG International I, Inc., 7.868%,
      Due 7/1/2012 + ........................           460            322
   International Paper Co., 9.375%,
      Due 5/15/2019 ...............................           850            994
   PE Paper Escrow GmbH, 12.00%, Due 8/1/2014 ++ ..           200            199
   Rio Tinto Finance USA Ltd., 9.00%,
      Due 5/1/2019 ................................           535            630
   Teck Resources Ltd.,
      9.75%, Due 5/15/2014 ++ .....................         2,080          2,314
      10.75%, Due 5/15/2019 ++ ....................         1,260          1,466
                                                                           9,815
                                                                    ------------
BEVERAGES - 0.15%
   Constellation Brands, Inc., 7.25%,
      Due 9/1/2016 ................................           500            490
                                                                    ------------
CASINO/GAMING - 4.42%
   Caesars Entertainment, Inc., 7.875%,
      Due 3/15/2010 ...............................         1,400          1,337

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
Fontainebleau Las Vegas Holdings LLC, 10.25%,
   Due 6/15/2015 ++  # ............................   $     1,800   $         54
Harrah's Operating Co., Inc., 11.25%,
   Due 6/1/2017 ++ ................................         2,000          2,025
Las Vegas Sands Corp., 6.375%, Due 2/15/2015 ......         1,130            918
Mandalay Resort Group, 9.375%, Due 2/15/2010 ......         2,110          2,010
MGM Mirage,
   10.375%, Due 5/15/2014 ++ ......................         1,500          1,609
   6.625%, Due 7/15/2015 ..........................         2,800          2,030
MTR Gaming Group, Inc., 12.625%,
      Due 7/15/2014 ++ ............................           925            900
Pinnacle Entertainment, Inc.,
   8.25%, Due 3/15/2012 ...........................           700            700
   8.75%, Due 10/1/2013 ...........................           100            103
   7.50%, Due 6/15/2015 ...........................           600            532
   8.625%, Due 8/1/2017 ++ ........................           100            100
Pokagon Gaming Authority, 10.375%,
   Due 6/15/2014 ++ ...............................         1,565          1,557
Station Casinos, Inc.,
   6.875%, Due 3/1/2016 ...........................           500              7
   7.75%, Due 8/15/2016 # .........................           400            120
                                                                          14,002
                                                                    ------------
COMMERCIAL SERVICES - 0.97%
   Iron Mountain, Inc.,
      8.75%, Due 7/15/2018 ........................           100            101
      8.00%, Due 6/15/2020 ........................           800            780
   RSC Equipment Rental, Inc.,
      9.50%, Due 12/1/2014 ........................         1,700          1,458
      10.00%, Due 7/15/2017 ++ ....................           685            721
                                                                           3,060
                                                                    ------------
COMMUNICATIONS - 16.22%
   American Tower Corp., 7.25%, Due 5/15/2019 ++ ..           885            872
   CanWest Media, Inc., 8.00%, Due 9/15/2012 # ....           800            400
   CBS Corp., 8.875%, Due 5/15/2019 ...............           495            515
   CC Holdings GS V LLC, 7.75%, Due 5/1/2017 ++ ...         1,950          1,989
   CCO Holdings LLC, 8.75%, Due 11/15/2013 # ......         2,000          1,995
   Centennial Communications Corp., 6.347%,
      Due 1/1/2013 + ........................         1,215          1,183
   Charter Communications Holdings LLC,
      10.25%, Due 9/15/2010 # .....................         1,100          1,177
      13.50%, Due 1/15/2011 # .....................         1,100              3
      1.00%, Due 1/15/2014 # ......................         1,100             11
      10.875%, Due 9/15/2014 ++ ...................           385            416
      11.00%, Due 10/1/2015 # .....................           800             99
   Cricket Communications, Inc., 9.375%,
      Due 11/1/2014 ...............................         1,810          1,837
   Crown Castle International Corp., 9.00%,
      Due 1/15/2015 ...............................         1,000          1,056
   CSC Holdings, Inc.,
      8.50%, Due 4/15/2014 ++ .....................         1,100          1,133
      7.625%, Due 7/15/2018 .......................           400            390

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
Dex Media, Inc.,
   9.875%, Due 8/15/2013 # ........................   $     1,470   $        272
   1.00%, Due 11/15/2013 # + ................           400             68
   8.00%, Due 11/15/2013 # ........................         1,100            187
Digicel Group Ltd.,
   8.875%, Due 1/15/2015 ++ .......................         1,600          1,376
   9.125%, Due 1/15/2015 ++ .......................         1,550          1,349
DirecTV Holdings LLC, 7.625%, Due 5/15/2016 .......         1,000          1,012
DISH DBS Corp., 7.125%, Due 2/1/2016 ..............         2,500          2,425
Frontier Communications Corp.,
   8.25%, Due 5/1/2014 ............................           470            476
   9.00%, Due 8/15/2031 ...........................           830            764
Idearc, Inc., 8.00%, Due 11/15/2016 # .............         2,214             97
Intelsat Corp., 9.25%, Due 8/15/2014 ..............         1,375          1,392
Intelsat Jackson Holdings Ltd., 11.25%,
   Due 6/15/2016 ..................................         2,200          2,343
Intelsat Subsidiary Holding Co. Ltd., 8.50%,
   Due 1/15/2013 ..................................           900            909
iPCS, Inc., 3.153%, Due 5/1/2013 + ..........           315            263
L-3 Communications Corp.,
   6.125%, Due 7/15/2013 ..........................           200            195
   6.375%, Due 10/15/2015 .........................           700            672
Lamar Media Corp.,
   7.25%, Due 1/1/2013 ............................           800            772
   9.75%, Due 4/1/2014 ++ .........................           700            737
Level 3 Financing, Inc., 8.75%, Due 2/15/2017 .....           510            427
Liberty Media LLC, 5.70%, Due 5/15/2013 ...........         1,400          1,256
LIN Television Corp., 6.50%, Due 5/15/2013 ........         1,100            830
Mediacom LLC, 8.50%, Due 10/15/2015 ...............         2,500          2,375
MetroPCS Wireless, Inc.,
   9.25%, Due 11/1/2014 ...........................         1,500          1,553
   9.25%, Due 11/1/2014 ++ ........................           350            362
Nortel Networks Ltd., 10.75%, Due 7/15/2016 # .....           800            350
Quebecor Media, Inc., 7.75%, Due 3/15/2016 ........         1,800          1,710
Qwest Communications International, Inc., 7.50%,
   Due 2/15/2014 ..................................           800            782
Qwest Corp.,
   3.879%, Due 6/15/2013 + ..................           460            432
   8.375%, Due 5/1/2016 ++ ........................         2,400          2,460
   6.875%, Due 9/15/2033 ..........................           725            562
Radio One, Inc., 6.375%, Due 2/15/2013 ............           900            281
SBA Telecommunications, Inc., 8.25%,
   Due 8/15/2019 ++ ...............................           600            609
Sprint Capital Corp.,
   7.625%, Due 1/30/2011 ..........................           555            559
   8.75%, Due 3/15/2032                                     2,250          1,938
Telesat Canada, 12.50%, Due 11/1/2017 ++ ..........           900            918
Tim Hellas Telecommunications, 6.259%,
   Due 1/15/2015 ++  + ......................           500            138
Time Warner Telecom Holdings, Inc., 9.25%,
   Due 2/15/2014 ..................................         1,500          1,549

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
Univision Communications, Inc.,
   12.00%, Due 7/1/2014 ++ ........................     $     895   $        953
   9.75%, Due 3/15/2015  ++ .......................         1,475            981
UPC Holding BV, 9.875%, Due 4/15/2018 ++ ..........           200            199
Virgin Media Finance PLC, 8.75%, Due 4/15/2014 ....         1,500          1,515
Visant Holding Corp., 8.75%, Due 12/1/2013 ........           325            327
                                                                          51,451
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.27%
   KB Home,
      6.25%, Due 6/15/2015 ........................           500            453
      9.10%, Due 9/15/2017 ........................           400            405
                                                                             858
                                                                    ------------
CONSUMER DISCRETIONARY - 6.36%
   Burlington Coat Factory Warehouse
      Corp., 11.125%, Due 4/15/2014 ...............         1,005            854
   Carrols Corp., 9.00%, Due 1/15/2013 ............         1,697          1,642
   Dollar General Corp., 10.625%, Due 7/15/2015 ...         1,500          1,672
   Duane Reade, Inc., 11.75%, Due 8/1/2015 ++ .....           600            585
   Easton-Bell Sports, Inc., 8.375%,
      Due 10/1/2012 ...............................           840            762
   Education Management LLC, 10.25%,
      Due 6/1/2016 ................................         2,160          2,198
   HSN, Inc., 11.25%, Due 8/1/2016 ................           950            962
   Jostens Holding Corp., 10.25%,
      Due 12/1/2013 + .......................           150            154
   Jostens IH Corp., 7.625%, Due 10/1/2012 ........         1,500          1,507
   KAR Holdings, Inc., 8.75%, Due 5/1/2014 ........         1,670          1,545
   Meritage Homes Corp., 6.25%, Due 3/15/2015 .....           745            609
   Michaels Stores, Inc., 10.00%, Due 11/1/2014 ...         1,300          1,222
   Neiman Marcus Group, Inc., 9.00%,
      Due 10/15/2015 ..............................           942            697
   Speedway Motorsports, Inc., 8.75%,
      Due 6/1/2016 ++ .............................         1,210          1,237
   Ticketmaster Entertainment, Inc., 10.75%,
      Due 8/1/2016 ................................         1,590          1,479
   Wesco Distribution, Inc., 7.50%,
      Due 10/15/2017 ..............................         1,040            832
   WMG Acquisition Corp., 9.50%,
      Due 6/15/2016 ++ ............................         1,300          1,378
   Yonkers Racing Corp., 11.375%,
      Due 7/15/2016 ++ ............................           825            844
                                                                          20,179
                                                                    ------------
CONSUMER STAPLES - 6.22%
   Corrections Corp. of America, 7.75%,
      Due 6/1/2017 ................................         1,405          1,409
   CRC Health Corp., 10.75%, Due 2/1/2016 .........         1,885          1,225
   Dean Foods Co., 7.00%, Due 6/1/2016 ............           300            283
   Dole Food Co, Inc., 13.875%, Due 3/15/2014 ++ ..         1,500          1,680
   FTI Consulting, Inc., 7.625%, Due 6/15/2013 ....           750            748
   Great Atlantic & Pacific Tea Co., 11.375%,
      Due 8/1/2015 ++ .............................           460            463
   Jarden Corp., 7.50%, Due 5/1/2017 ..............         1,500          1,440
   JBS USA LLC, 11.625%, Due 5/1/2014 ++ ..........         2,975          3,012
   Lorillard Tobacco Co., 8.125%, Due 6/23/2019 ...           800            875
   Pinnacle Foods Finance LLC, 10.625%,
      Due 4/1/2017 ................................         1,425          1,290
   Prestige Brands, Inc., 9.25%, Due 4/15/2012 ....           330            333
   Reable Therapeutics, 11.75%, Due 11/15/2014 ....         1,700          1,420

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   RITE AID Corp., 9.75%, Due 6/12/2016 ++ ........   $     1,600   $      1,688
   Service Corp International, 7.625%,
      Due 10/1/2018 ...............................         1,000            958
   Smithfield Foods, Inc., 10.00%,
      Due 7/15/2014 ++ ............................           925            964
   SUPERVALU, Inc., 8.00%, Due 5/1/2016 ...........         1,400          1,389
   Tyson Foods, Inc., 10.50%, Due 3/1/2014 ++ .....           500            555
                                                                          19,732
                                                                    ------------
ENERGY - 12.96%
   Arch Coal, Inc., 8.75%, Due 8/1/2016 ++ ........           300            303
   Berry Petroleum Co., 10.25%, Due 6/1/2014 ......         1,735          1,813
   Bill Barrett Corp., 9.875%, Due 7/15/2016 ......           200            208
   Chesapeake Energy Corp., 6.625%,
      Due 1/15/2016 ++ ............................         3,000          2,801
   Cie Generale de Geophysique-Veritas,
      7.50%, Due 5/15/2015 ........................         1,000            960
      9.50%, Due 5/15/2016 ++ .....................           600            624
   Compton Petroleum Finance Corp., 7.625%,
      Due 12/1/2013 ...............................           800            522
   Copano Energy LLC,
      8.125%, Due 3/1/2016 ........................         1,500          1,462
      7.75%, Due 6/1/2018 .........................           200            188
   Dynegy Holdings, Inc., 8.375%, Due 5/1/2016 ....         1,800          1,566
   El Paso Corp.,
      12.00%, Due 12/12/2013 ......................         1,500          1,702
      8.25%, Due 2/15/2016 ........................           500            510
   Enterprise Products Operating LLC, 7.034%,
      Due 1/15/2068 ...............................         2,835          2,296
   Forest Oil Corp., 8.50%, Due 2/15/2014 ++ ......           420            426
   Helix Energy Solutions Group, Inc., 9.50%,
      Due 1/15/2016 ++ ............................           550            506
   Intergen NV, 9.00%, Due 6/30/2017 ++ ...........         1,400          1,379
   Linn Energy LLC,
      11.75%, Due 5/15/2017 ++ ....................           839            847
      9.875%, Due 7/1/2018 ........................         1,280          1,203
   Mariner Energy, Inc.,
      7.50%, Due 4/15/2013 ........................         1,000            950
      11.75%, Due 6/30/2016 .......................           500            522
   MarkWest Energy Partners LP,
      6.875%, Due 11/1/2014 .......................         1,200          1,068
      8.75%, Due 4/15/2018 ........................           975            907
   Mirant Americas Generation LLC, 8.30%,
      Due 5/1/2011 ................................           325            330
   Mirant North America LLC, 7.375%,
      Due 12/31/2013 ..............................         1,700          1,679
   NRG Energy, Inc.,
      7.25%, Due 2/1/2014 .........................         1,800          1,769
      7.375%, Due 2/1/2016 ........................         1,400          1,355
   OPTI Canada, Inc., 8.25%, Due 12/15/2014 .......         1,060            700
   Peabody Energy Corp.,
      6.875%, Due 3/15/2013 .......................           700            707
      7.375%, Due 11/1/2016 .......................           500            503

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   PetroHawk Energy Corp.,
      9.125%, Due 7/15/2013 .......................   $       800   $        830
      10.50%, Due 8/1/2014  ++ ....................         1,100          1,177
   Plains Exploration & Production Co.,
      10.00%, Due 3/1/2016 ........................           500            541
      7.625%, Due 6/1/2018 ........................           900            871
   Quicksilver Resources, Inc.,
      8.25%, Due 8/1/2015 .........................         1,000            960
      11.75%, Due 1/1/2016 ........................         1,130          1,239
   Regency Energy Partners LP, 9.375%,
      Due 6/1/2016 ++ .............................           885            903
   SandRidge Energy, Inc.,
      9.875%, Due 5/15/2016 ++ ....................         1,150          1,162
      8.00%, Due 6/1/2018 ++ ......................         1,000            910
   Tesoro Corp.,
      6.50%, Due 6/1/2017 .........................         1,000            875
      9.75%, Due 6/1/2019 .........................           965            972
   Williams Cos., Inc.,
      7.625%, Due 7/15/2019 .......................           400            428
      7.875%, Due 9/1/2021 ........................           400            435
                                                                          41,109
                                                                    ------------
FINANCE - 7.32%
   American Real Estate Partners, L.P., 8.125%,
      Due 6/1/2012 ................................         1,180          1,121
   Capital One Capital V, 10.25%, Due 8/15/2039 ...           835            850
   Citigroup, Inc., 8.125%, Due 7/15/2039 .........         1,000          1,007
   E*Trade Financial Corp., 12.50%,
      Due 11/30/2017 ..............................         2,000          1,965
   Forest City Enterprises, Inc., 7.625%,
      Due 6/1/2015 ................................           800            520
   Fresenius US Finance II, Inc., 9.00%,
      Due 7/15/2015 ++ ............................         1,100          1,188
   Galaxy Entertainment Finance
      Co. Ltd., 9.875%, Due 12/15/2012 ++ .........         1,550          1,472
   Hawker Beechcraft Acquisition
      Co. LLC, 9.75%, Due 4/1/2017 ................         1,150            575
   Hexion US Finance Corp., 9.75%,
      Due 11/15/2014 ..............................           710            476
   HUB International Holdings,
      Inc., 10.25%, Due 6/15/2015 ++ ..............         1,945          1,541
   Hughes Network Systems LLC, 9.50%,
      Due 4/15/2014 ...............................           850            850
   International Lease Finance Corp.,
      4.375%, Due 11/1/2009 .......................           405            394
      5.75%, Due 6/15/2011 ........................           250            198
   JP Morgan Chase & Co., 7.90%, Due 12/31/2049 ...         1,300          1,236
   LaBranche & Co., Inc., 11.00%, Due 5/15/2012 ...         1,550          1,430
   Lehman Brothers Holdings, Inc., 6.20%,
      Due 9/26/2014 # .............................           900            155
   Liberty Mutual Group, Inc., 10.75%,
      Due 6/15/2058 ++ ............................           560            472
   Merrill Lynch & Co., Inc., 6.40%,
      Due 8/28/2017 ...............................           700            687
   Nuveen Investments, Inc., 5.00%,
      Due 9/15/2010 ...............................           800            780
   Petroplus Finance Ltd., 6.75%,
      Due 5/1/2014 ++ .............................         1,000            890
   Rainbow National Services LLC, 10.375%,
      Due 9/1/2014 ++ .............................           945            988
   Realogy Corp., 10.50%, Due 4/15/2014 ...........         1,225            557
   Reliance Intermediate Holdings LP, 9.50%,
      Due 12/15/2019 ++ ...........................           900            869

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Rouse Company, 8.00%, Due 4/30/2049 # ..........   $       700   $        518
   USI Holdings Corp., 4.758%,
      Due 11/15/2014 ++  + ..................           870            609
   Wachovia Capital Trust III, 5.80%,
      Due 3/15/2042 ...............................           500            328
   Washington Mutual, Inc., 7.25%,
      Due 11/1/2017 # .............................           485            325
   Wells Fargo Capital XIII, 7.70%,
      Due 12/29/2049 ..............................           700            609
   Wells Fargo Capital XV, 9.75%, Due 12/29/2049 ..           600            610
                                                                          23,220
                                                                    ------------
HEALTH CARE - 6.77%
   DaVita, Inc., 7.25%, Due 3/15/2015 .............         1,500          1,470
   Fresenius Medical Care Capital
      Trust IV, 7.875%, Due 6/15/2011 .............         1,400          1,445
   HCA, Inc.,
      9.125%, Due 11/15/2014 ++ ...................         1,300          1,339
      6.50%, Due 2/15/2016 ........................           300            266
      9.625%, Due 11/15/2016 # ....................         2,536          2,644
      8.50%, Due 4/15/2019 ++ .....................         1,350          1,384
      7.875%, Due 2/15/2020 ++ ....................           800            786
   Health Net, Inc., 6.375%, Due 6/1/2017 .........         1,200          1,023
   HealthSouth Corp., 7.218%,
      Due 6/15/2014 + .......................         1,300          1,216
   Psychiatric Solutions, Inc., 7.75%,
      Due 7/15/2015 ++ ............................         1,460          1,347
   Tenet Healthcare Corp.,
      10.00%, Due 5/1/2018 ++ .....................         1,000          1,105
      8.875%, Due 7/1/2019 ++ .....................           800            844
   United Surgical Partners International,
      Inc., 9.25%, Due 5/1/2017 ...................         1,000            855
   US Oncology, Inc.,
      6.904%, Due 3/15/2012 + ...............         1,990          1,691
      9.125%, Due 8/15/2017 ++ ....................         1,050          1,084
   Vanguard Health Holding Co. I LLC, Zero
      Coupon, Due 10/1/2015 + ...............         1,550          1,562
   Vanguard Health Holding Co. II LLC, 9.00%,
      Due 10/1/2014 ...............................         1,400          1,400
                                                                          21,461
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 2.01%
   Denny's Holdings, Inc., 10.00%,
      Due 10/1/2012 ...............................         1,260          1,260
   Host Hotels & Resorts LP,
      6.875%, Due 11/1/2014 .......................           400            380
      9.00%, Due 5/15/2017 ++ .....................           400            403
   Host Marriott LP, 7.125%, Due 11/1/2013 ........           700            679
   Royal Caribbean Cruises Ltd.,
      11.875%, Due 7/15/2015 ......................           500            515
      7.25%, Due 3/15/2018 ........................         1,000            790
   Starwood Hotels & Resorts Worldwide, Inc.,
      7.875%, Due 10/15/2014 ......................         1,000            995
      6.75%, Due 5/15/2018 ........................         1,500          1,350
                                                                           6,372
                                                                    ------------
INDUSTRIALS - 8.10%
   Allied Waste North America, Inc., 6.875%,
      Due 6/1/2017 ................................           300            307
   Belden, Inc., 9.25%, Due 6/15/2019 ++ ..........           685            682

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Biomet, Inc., 10.375%, Due 10/15/2017 ..........   $       750   $        803
   Bowater, Inc., 9.00%, Due 8/1/2009 # ...........           625            106
   Case New Holland, Inc., 7.125%, Due 3/1/2014 ...         1,400          1,316
   Casella Waste Systems, Inc.,
   9.75%, Due 2/1/2013 ............................         1,860          1,600
   11.00%, Due 7/15/2014 ++ .......................         1,975          2,044
   CEVA Group plc, 10.00%, Due 9/1/2014 ++ ........           800            592
   Crown Americas LLC, 7.75%, Due 11/15/2015 ......         1,600          1,624
   Freescale Semiconductor, Inc., 8.875%,
      Due 12/15/2014 ..............................         2,525          1,692
   Goodyear Tire & Rubber Co., 10.50%,
      Due 5/15/2016 ...............................         1,930          2,070
   Graphic Packaging International,
      Inc., 9.50%, Due 8/15/2013 ..................         1,000            996
   Johnsondiversey Holdings, Inc., 10.67%,
      Due 5/15/2013 + .......................           800            720
   K Hovnanian Enterprises, Inc., 11.50%,
      Due 5/1/2013 ................................           707            652
   Kansas City Southern de Mexico S.A.
      de C.V., 12.50%, Due 4/1/2016 ++ ............           625            666
   Kansas City Southern Railway, 13.00%,
      Due 12/15/2013 ..............................           100            112
   Masco Corp., 0.939%, Due 3/12/2010 + .....           260            254
   NewPage Corp., 10.00%, Due 5/1/2012 ............         1,000            445
   Novelis, Inc., 7.25%, Due 2/15/2015 ............         1,300          1,059
   Owens Corning, 9.00%, Due 6/15/2019 ............           250            259
   Owens-Brockway Glass Container,
      Inc., 6.75%, Due 12/1/2014 ..................         1,200          1,167
   Owens-Illinois, Inc., 7.80%, Due 5/15/2018 .....           300            295
   RBS Global, Inc., 9.50%, Due 8/1/2014 ..........         1,500          1,305
   Sanmina-SCI Corp., 8.125%, Due 3/1/2016 ........         1,400          1,239
   Smurfit-Stone Container Enterprises,
      Inc., 8.375%, Due 7/1/2012 # ................           750            386
   Solo Cup Co.,
      10.50%, Due 11/1/2013 ++ ....................           400            421
      8.50%, Due 2/15/2014 ........................           600            524
   TFM S.A.B. de C.V., 9.375%, Due 5/1/2012 .......         1,100          1,084
   USG Corp., 9.75%, Due 8/1/2014 ++ ..............           460            469
   WCA Waste Corp., 9.25%, Due 6/15/2014 ..........           850            784
                                                                          25,673
                                                                    ------------
MATERIALS - 4.05%
   Freeport-McMoRan Copper & Gold,
      Inc., 8.375%, Due 4/1/2017 ..................         2,995          3,175
   Georgia-Pacific LLC, 9.50%, Due 12/1/2011 ......         1,050          1,102
   Huntsman International LLC, 7.875%,
         Due 11/15/2014 ...........................         1,500          1,275
   Ineos Group Holdings plc, 8.50%,
      Due 2/15/2016 ++ ............................         1,300            533
   MacDermid, Inc., 9.50%, Due 4/15/2017 ++ .......         2,500          1,925
   Nalco Co.,
       8.875%, Due 11/15/2013 .....................         1,000          1,035
       8.25%, Due 5/15/2017 ++ ....................         1,275          1,326
   Newark Group, Inc., 9.75%, Due 3/15/2014 # .....         2,200             55
   Norske Skogindustrier ASA,
       8.625%, Due 6/15/2011 ......................         1,250            725
       6.125%, Due 10/15/2015  ++ .................         1,100            649
   Steel Dynamics, Inc., 8.25%,
      Due 4/15/2016 ++ ............................           750            742

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Tube City IMS Corp., 9.75%, Due 2/1/2015 .......   $       500   $        313
                                                                          12,855
                                                                    ------------
MEDIA - 0.42%
   WMG Holdings Corp., Zero Coupon,
      Due 12/15/2014 + ......................         1,555          1,318
                                                                    ------------
SERVICES - 0.51%
   ARAMARK Corp., 8.50%, Due 2/1/2015 .............         1,600          1,612
                                                                    ------------
TECHNOLOGY - 3.02%
   First Data Corp., 9.875%, Due 9/24/2015 ........         2,900          2,447
   Jabil Circuit, Inc.,
      7.75%, Due 7/15/2016 ........................           800            769
      8.25%, Due 3/15/2018 ........................         1,259          1,234
   Seagate Technology HDD Holdings, 6.375%,
      Due 10/1/2011 ...............................         2,175          2,142
   SunGard Data Systems, Inc.,
      9.125%, Due 8/15/2013 .......................           700            714
      10.625%, Due 5/15/2015 ++ ...................         1,275          1,364
      10.25%, Due 8/15/2015 .......................           900            923
                                                                           9,593
                                                                    ------------
TELECOMMUNICATION SERVICES - 2.34%
   Inmarsat Finance II plc, 10.375%,
      Due 11/15/2012 + ......................         2,400          2,508
   Millicom International Cellular
      S.A., 10.00%, Due 12/1/2013 .................         1,000          1,040
   Wind Acquisition Finance S.A.,
      10.75%, Due 12/1/2015 ++  @ .................         2,550          2,703
      11.75%, Due 7/15/2017 ++ ....................         1,100          1,177
                                                                           7,428
                                                                    ------------
UTILITIES - 4.31%
   AES Corp.,
      9.375%, Due 9/15/2010 .......................           292            299
      8.75%, Due 5/15/2013 ++ .....................           315            321
      9.75%, Due 4/15/2016 ++ .....................         1,775          1,855
      8.00%, Due 10/15/2017 .......................           800            784
   Ameren Corp., 8.875%, Due 5/15/2014 ............         1,400          1,499
   CMS Energy Corp., 8.75%, Due 6/15/2019 .........           980          1,029
   Edison Mission Energy, 7.00%, Due 5/15/2017 ....           700            557
   Elwood Energy LLC, 8.159%, Due 7/5/2026 ........           490            420
   Energy Future Holdings Corp., 10.875%,
      Due 11/1/2017 ...............................           150            130
   Orion Power Holdings, Inc., 12.00%,
      Due 5/1/2010 ................................         2,410          2,494
   Texas Competitive Electric Holdings
      Co. LLC, 10.25%, Due 11/1/2015 ..............         5,465          4,290
                                                                          13,678
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS .......................                      296,232
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
CONVERTIBLE OBLIGATIONS - 0.32%
ENERGY - 0.14%
   International Coal Group, Inc., 9.00%,
      Due 8/1/2012 ................................   $       495   $        444
                                                                    ------------
INDUSTRIALS - 0.18%
   Horizon Lines, Inc., 4.25%, Due 8/15/2012 ......           825            577
                                                                    ------------
   TOTAL CONVERTIBLE OBLIGATIONS ..................                        1,021
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.07%
   Crown Castle Towers LLC, 5.772%,
      Due 11/15/2036 ++ ...........................           225            221
                                                                    ------------
ASSET_BACKED SECURITIES - 0.25%
   Discover Financial Services, 10.25%,
      Due 7/15/2019 ...............................           750            790
                                                                    ------------

                                                        SHARES
                                                      -----------
SHORT TERM INVESTMENTS - 4.47%
   Columbia Government Reserve Fund ...............    14,175,954         14,176
                                                                    ------------
TOTAL INVESTMENTS - 98.59% (COST $312,757) ........                 $    312,662
OTHER ASSETS, NET OF LIABILITIES - 1.41% ..........                        4,470
TOTAL NET ASSETS - 100.00% ........................                 $    317,132
                                                                    ============

        Percentages are stated as a percent of net assets.

##      Non-income producing security.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $91,013 or 28.70% of net assets. The Fund has no right to demand registration of these securities.

#       Non-income producing - Issuer is in default.

+ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

@       Step Up/Down

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 37.91%
AEROSPACE & DEFENSE - 0.11%
   Raytheon Co., 5.375%, Due 4/1/2013 .............   $       200   $        214
                                                                    ------------
BANKS - 7.84%
   Bank of America Corp.,
      7.80%, Due 9/15/2016 ........................           500            497
      6.00%, Due 9/1/2017 .........................           200            195
      7.625%, Due 6/1/2019 ........................           600            651
   Bank of New York Mellon Corp.,
      4.95%, Due 11/1/2012 ........................           140            150
      5.125%, Due 8/27/2013 .......................           250            268
   Bank One Corp.,
      5.90%, Due 11/15/2011 .......................           760            802
      4.90%, Due 4/30/2015 ........................           500            488
   Barclays Bank plc, 6.75%, Due 5/22/2019 ........           350            380
   Bear Stearns Cos., Inc.,
      6.40%, Due 10/2/2017 ........................           605            647
      7.25%, Due 2/1/2018 .........................           270            303
   BP Capital Markets plc, 3.125%, Due 3/10/2012 ..           520            535
   Citigroup, Inc.,
      6.50%, Due 1/18/2011 ........................         1,050          1,080
      6.125%, Due 11/21/2017 ......................           755            694
      8.50%, Due 5/22/2019 ........................           800            852
   Goldman Sachs Group, Inc.,
      5.35%, Due 1/15/2016 ........................           625            634
      6.25%, Due 9/1/2017 .........................           800            857
      5.95%, Due 1/18/2018 ........................           215            226
      6.75%, Due 10/1/2037 ........................           245            247
   ING Bank, NV, 5.125%, Due 5/1/2015++ ...........           250            223
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 .........................           625            668
      6.00%, Due 1/15/2018 ........................           250            265
   Merrill Lynch & Co., Inc.,
      5.45%, Due 2/5/2013 .........................           145            146
      6.875%, Due 4/25/2018 .......................         1,075          1,084
      6.11%, Due 1/29/2037 ........................           360            301
   Morgan Stanley, 7.30%, Due 5/13/2019 ...........           370            417
   Rabobank Nederland NV, 4.20%, Due 5/13/2014++ ..           600            613
   Wachovia Corp.,
      5.70%, Due 8/1/2013 .........................           100            105
      5.75%, Due 2/1/2018 .........................           600            618
   Washington Mutual Finance Corp., 6.875%,
      Due 5/15/2011 ...............................           230            237
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 .......................           350            369

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      5.625%, Due 12/11/2017 ......................   $       475   $        482
                                                                          15,034
                                                                    ------------
BASIC MATERIALS - 0.39%
   EI Du Pont de Nemours & Co., 5.875%,
        Due 1/15/2014 .............................           395            436
   Lubrizol Corp., 8.875%, Due 2/1/2019 ...........           255            312
                                                                             748
                                                                    ------------
COMMUNICATIONS - 3.09%
   Alltel Corp., 7.00%, Due 7/1/2012 ..............           215            239
   British Telecommunications plc, 9.125%,
        Due 12/15/2010# ...........................           445            478
   Comcast Cable Communications Holdings,
        Inc., 8.375%, Due 3/15/2013 ...............           128            147
   Comcast Corp.,
      5.30%, Due 1/15/2014 ........................           460            493
      5.875%, Due 2/15/2018 .......................           235            253
      6.55%, Due 7/1/2039 .........................           350            381
   France Telecom S.A., 4.375%, Due 7/8/2014 ......           415            433
   Nokia Corp., 5.375%, Due 5/15/2019 .............           500            522
   Rogers Communications, Inc., 6.80%,
        Due 8/15/2018 .............................           250            286
   Telecom Italia Capital S.A., 6.175%,
        Due 6/18/2014 .............................           395            424
   Telefonica Emisiones SAU,
      5.984%, Due 6/20/2011 .......................           285            305
      4.949%, Due 1/15/2015 .......................           425            452
      6.421%, Due 6/20/2016 .......................           350            393
   Time Warner Cable, Inc.,
      8.25%, Due 2/14/2014 ........................           330            383
      5.85%, Due 5/1/2017                                     700            735
                                                                           5,924
                                                                    ------------
CONSUMER DISCRETIONARY - 0.64%
   Anheuser-Busch InBev Worldwide, Inc., 8.00%,
        Due 11/15/2039 ++ .........................           175            216
   Best Buy Co., Inc., 6.75%, Due 7/15/2013 .......           240            251
   Lowe's Companies, Inc.,
      5.50%, Due 10/15/2035 .......................           300            292
      6.65%, Due 9/15/2037 ........................           130            148
   Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030 ....           250            316
                                                                           1,223
                                                                    ------------
CONSUMER STAPLES - 1.86%
   Altria Group, Inc., 9.70%, Due 11/10/2018 ......           275            335
   Archer-Daniels-Midland Co., 6.45%,
      Due 1/15/2038 ...............................           140            152
   Coca-Cola Enterprises, Inc., 7.375%,
      Due 3/3/2014 ................................           175            204
   Costco Wholesale Corp., 5.30%, Due 3/15/2012 ...           645            692
   Dr Pepper Snapple Group, Inc., 6.82%,
      Due 5/1/2018 ................................           205            227
   Express Scripts, Inc., 6.25%, Due 6/15/2014 ....           205            224
   Kellogg Co., 4.25%, Due 3/6/2013 ...............           250            260
   Kraft Foods, Inc.,
      6.75%, Due 2/19/2014 ........................           250            281
      6.50%, Due 8/11/2017 ........................           290            322

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)

   Kroger Co., 7.50%, Due 1/15/2014 ...............   $       220   $        251
   Lorillard Tobacco Co., 8.125%, Due 6/23/2019 ...           255            279
   Merck & Co., Inc., 5.85%, Due 6/30/2039 ........           180            194
   Safeway, Inc., 6.25%, Due 3/15/2014 ............           140            153
                                                                           3,574
                                                                    ------------
ENERGY - 3.12%
   Anadarko Petroleum Corp.,
      6.95%, Due 6/15/2019 ........................           155            170
      7.95%, Due 6/15/2039 ........................           155            179
   Cameron International Corp., 6.375%,
      Due 7/15/2018 ...............................           125            126
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 ........................           400            432
      6.25%, Due 3/15/2038 ........................           360            392
   ConocoPhillips,
      4.60%, Due 1/15/2015 ........................         1,060          1,123
      5.20%, Due 5/15/2018 ........................           250            263
      5.75%, Due 2/1/2019 .........................           380            416
   Consolidated Natural Gas Co., 6.00%,
      Due 10/15/2010 ..............................           175            182
   Energy Transfer Partners LP,
      8.50%, Due 4/15/2014 ........................           340            393
      9.00%, Due 4/15/2019 ........................           300            368
   EOG Resources Canada, Inc., 4.75%,
      Due 3/15/2014++ .............................           400            416
   EQT Corp., 8.125%, Due 6/1/2019 ................           165            186
   Marathon Oil Corp., 6.00%, Due 10/1/2017 .......           275            287
   TransCanada Pipelines Ltd., 7.625%,
      Due 1/15/2039 ...............................           520            660
   Valero Energy Corp.,
      9.375%, Due 3/15/2019 .......................           170            197
      6.625%, Due 6/15/2037 .......................           205            182
                                                                           5,972
                                                                    ------------
FINANCE - 4.34%
   American Express Co., 8.15%, Due 3/19/2038 .....           325            366
   American Express Credit Corp., 5.875%,
      Due 5/2/2013 ................................           305            314
   Ameriprise Financial, Inc., 5.35%,
      Due 11/15/2010 ..............................           730            729
   CME Group, Inc., 5.40%, Due 8/1/2013 ...........           630            674
   Countrywide Home Loans, Inc., 4.00%,
      Due 3/22/2011 ...............................            70             70
   Credit Suisse N.Y., 3.45%, Due 7/2/2012 ........           700            710
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 ........................           320            326
      5.90%, Due 5/13/2014 ........................           800            851
      5.65%, Due 6/9/2014 .........................           450            466
      5.625%, Due 5/1/2018 ........................           375            378
      5.875%, Due 1/14/2038 .......................           645            559
   HSBC Finance Corp., 5.25%, Due 1/14/2011 .......         1,000          1,018
   International Lease Finance Corp., 5.75%,
      Due 6/15/2011 ...............................           240            190
   Novartis Capital Corp., 4.125%,
      Due 2/10/2014 ...............................           395            412

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   SLM Corp., 5.375%, Due 1/15/2013 ...............   $       170   $        123
   State Street Corp., 4.30%, Due 5/30/2014 .......           260            264
   TIAA Global Markets, Inc., 5.125%,
      Due 10/10/2012 ++ ...........................           800            864
                                                                           8,314
                                                                    ------------
GOVERNMENT - 0.19%
   Province of Ontario Canada, 4.10%,
      Due 6/16/2014 ...............................           350            364
                                                                    ------------
HEALTH CARE - 0.51%
   Covidien International Finance SA, 5.45%,
      Due 10/15/2012 ..............................           120            128
   UnitedHealth Group, Inc., 5.25%,
      Due 3/15/2011 ...............................           820            848
                                                                             976
                                                                    ------------
INDUSTRIALS - 3.96%
   American Honda Finance Corp., 4.625%,
      Due 4/2/2013++ ..............................           250            245
   Burlington Northern Santa Fe Corp., 5.75%,
      Due 3/15/2018 ...............................           250            265
   Canadian National Railway Co.,
      5.55%, Due 5/15/2018 ........................           250            266
      5.55%, Due 3/1/2019 .........................           165            176
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 ........................           200            202
      4.85%, Due 12/7/2012 ........................           195            204
      4.25%, Due 2/8/2013 .........................           250            253
   CRH America, Inc., 6.00%, Due 9/30/2016 ........           370            339
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 .......................           300            309
      5.75%, Due 9/8/2011 .........................           200            206
   Eaton Corp., 5.60%, Due 5/15/2018 ..............           195            194
   Home Depot, Inc., 5.20%, Due 3/1/2011 ..........           485            504
   Honeywell International, Inc., 4.25%,
      Due 3/1/2013 ................................           670            698
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 .......................           675            685
      5.40%, Due 10/17/2011 .......................           555            595
   Koninklijke Philips Electronics NV, 5.75%,
      Due 3/11/2018 ...............................           165            172
   Norfolk Southern Corp., 5.75%, Due 4/1/2018 ....           250            259
   Northrop Grumman Corp., 5.05%, Due 8/1/2019 ....           200            205
   Tyco Electronics Group SA, 6.55%,
      Due 10/1/2017 ...............................           225            210
   Tyco International Finance SA, 8.50%,
      Due 1/15/2019 ...............................           320            371
   Union Pacific Corp., 7.875%, Due 1/15/2019 .....           350            422
   United Technologies Corp.,
      6.125%, Due 2/1/2019 ........................           325            365
      6.125%, Due 7/15/2038 .......................           125            140
   Waste Management, Inc., 7.375%, Due 3/11/2019 ..           270            307
                                                                           7,592
                                                                    ------------
INSURANCE - 1.56%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 .....           200            175

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   American International Group, Inc.,
      5.85%, Due 1/16/2018 ........................   $       200   $        105
      6.25%, Due 5/1/2036 .........................           250            114
   John Hancock Global Funding II, 7.90%,
      Due 7/2/2010 ++ .............................           700            718
   Lincoln National Corp., 4.75%, Due 2/15/2014 ...            50             47
   MetLife, Inc.,
      5.375%, Due 12/15/2012 ......................           240            247
      6.375%, Due 6/15/2034 .......................           200            201
   Metropolitan Life Global Funding I, 4.625%,
      Due 8/19/2010 ++ ............................           500            503
   Pricoa Global Funding I, 5.40%,
      Due 10/18/2012 ++ ...........................           175            178
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 ........................           200            189
      5.10%, Due 9/20/2014 ........................           280            268
   Willis North America, Inc., 6.20%,
      Due 3/28/2017 ...............................           280            249
                                                                           2,994
                                                                    ------------
PHARMACEUTICALS - 1.38%
   Amgen, Inc., 6.40%, Due 2/1/2039 ...............           445            505
   Bristol-Myers Squibb Co., 5.45%,
      Due 5/1/2018 ................................           125            134
   GlaxoSmithKline Capital, Inc., 5.65%,
      Due 5/15/2018 ...............................           125            136
   Hospira, Inc., 6.05%, Due 3/30/2017 ............           205            211
   Pfizer, Inc.,
      4.45%, Due 3/15/2012 ........................           565            598
      5.35%, Due 3/15/2015 ........................           380            421
   Wyeth Corp., 5.50%, Due 2/1/2014 ...............           590            643
                                                                           2,648
                                                                    ------------
REAL ESTATE - 0.59%
   Equity Residential, 5.125%, Due 3/15/2016 ......           380            351
   ProLogis, 5.625%, Due 11/15/2016 ...............           200            170
   Simon Property Group LP,
      5.30%, Due 5/30/2013 ........................           250            249
      5.75%, Due 12/1/2015 ........................           370            356
                                                                           1,126
                                                                    ------------
TECHNOLOGY - 2.41%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 ......           200            212
   Computer Sciences Corp.,
      5.50%, Due 3/15/2013 ........................           220            228
      6.50%, Due 3/15/2018 ........................           505            537
   Dell, Inc.,
      3.375%, Due 6/15/2012 .......................           235            240
      5.875%, Due 6/15/2019 .......................            90             94
   Hewlett-Packard Co.,
      4.25%, Due 2/24/2012 ........................           440            463
      4.50%, Due 3/1/2013 .........................           250            265
      6.125%, Due 3/1/2014 ........................           310            348

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   International Business Machines Corp.,
      4.75%, Due 11/29/2012 .......................   $       325   $        349
      7.625%, Due 10/15/2018 ......................           570            697
   ITT Corp., 4.90%, Due 5/1/2014 .................           640            650
   Oracle Corp., 5.00%, Due 7/8/2019 ..............           350            369
   Xerox Corp.,
      5.65%, Due 5/15/2013 ........................            50             50
      8.25%, Due 5/15/2014 ........................           115            125
                                                                           4,627
                                                                    ------------
TELEPHONE - 2.66%
   America Movil, S.A.B. de C.V., 6.375%,
      Due 3/1/2035 ................................           250            247
   AT&T Wireless Services, Inc., 8.75%,
      Due 3/1/2031 ................................           335            437
   AT&T, Inc.,
      5.10%, Due 9/15/2014 ........................           755            809
      5.625%, Due 6/15/2016 .......................           400            428
      5.50%, Due 2/1/2018 .........................           300            318
      6.80%, Due 5/15/2036 ........................           225            253
      6.40%, Due 5/15/2038 ........................           125            135
   Deutsche Telekom AG, 8.50%, Due 6/15/2010 ......           340            358
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 .........................           400            424
      6.90%, Due 4/15/2038 ........................           250            288
   Verizon Wireless Capital, LLC,
      3.75%, Due 5/20/2011++ ......................           370            381
      8.50%, Due 11/15/2018 ++ ....................           500            635
   Vodafone Group plc, 6.15%, Due 2/27/2037 .......           360            384
                                                                           5,097
                                                                    ------------
UTILITIES - 3.26%
   Columbus Southern Power Co., 5.50%,
      Due 3/1/2013 ................................           495            517
   Dominion Resources, Inc.,
      Series A, 5.60%, Due 11/15/2016 .............           475            498
      Series D, 8.875%, Due 1/15/2019 .............            80            101
   Duke Energy Carolinas LLC, 5.10%,
      Due 4/15/2018 ...............................           400            416
   Duke Energy Indiana, Inc., 6.05%,
      Due 6/15/2016 ...............................           355            379
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 .......................           405            438
      6.125%, Due 4/1/2036 ........................           250            266
   Pacific Gas & Electric Co., 6.25%,
      Due 12/1/2013 ...............................           150            166
   PPL Electric Utilities Corp., 6.25%,
      Due 5/15/2039 ...............................           155            169
   Public Service Enterprise Group, Inc., 6.95%,
      Due 6/1/2012 ................................           590            646
   Sempra Energy, 6.50%, Due 6/1/2016 .............           285            313
   Southern Power Co., 6.25%, Due 7/15/2012 .......           450            493
   Union Electric Co., 6.70%, Due 2/1/2019 ........           370            401
   Virginia Electric and Power Co., 5.40%,
      Due 4/30/2018 ...............................           400            424
   Westar Energy, Inc., 6.00%, Due 7/1/2014 .......           200            214

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Wisconsin Electric Power Co., 6.25%, Due
      12/1/2015 ...................................   $       200   $        222
   Xcel Energy, Inc., 5.613%, Due 4/1/2017 ........           581            580
                                                                           6,243
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ....................                       72,670
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.66%
   Banc of America Commercial Mortgage, Inc.,
      2006-4 A4, 5.634%, Due 7/10/2046 ............         1,180          1,108
      2005-6 A1, 5.001%, Due 9/10/2047 ............           174            175
      2007-2 A2, 5.634%, Due 4/10/2049 ............           450            429
   Bear Stearns Commercial Mortgage Securities,
      Inc.,
   2006-T22 A2, 5.463%, Due 4/12/2038 .............           830            844
   2006-PWR14 A4, 5.201%, Due 12/11/2038 ..........           540            498
   2004-PWR5 A4, 4.831%, Due 7/11/2042 ............           835            781
   2005-T20 A2, 5.127%, Due 10/12/2042 ............           430            435
   Chase Mortgage Finance Corp., 2006-A1 A1,
      6.036%, Due 9/25/2036 + ...............           823            694
   Citicorp Mortgage Securities, Inc., 2006-3 2A1,
      5.50%, Due 6/25/2021 ........................           377            334
   Citigroup Commercial Mortgage Trust, 2004-C2 A3,
      4.38%, Due 10/15/2041 .......................           770            766
   Citigroup/Deutsche Bank Commercial Mortgage
      Trust, 2007-CD5 A4, 5.886%, Due 11/15/2044 ..           840            780
   JP Morgan Chase Commercial Mortgage Securities
      Corp.,
      2004-CBX A4, 4.529%, Due 1/12/2037 ..........           255            248
      2005-LDP3 A1, 4.655%, Due 8/15/2042 .........            45             45
      2005-LDP1 A2, 4.625%, Due 3/15/2046 .........           774            774
      2006-LDP9 A3, 5.336%, Due 5/15/2047 .........           695            564
      2007-CB19 A4, 5.748%, Due 2/12/2049 .........           550            439
      2007-CB20 A2, 5.629%, Due 2/12/2051 .........           500            498
   LB-UBS Commercial Mortgage Trust, 2007-C1 A4,
      5.424%, Due 2/15/2040 .......................           550            420
   Prime Mortgage Trust, 2005-2, 5.25%, Due
      7/25/2020 ...................................           468            467
   Wachovia Bank Commercial Mortgage Trust,
      2007-C32 A2, 5.736%, Due 6/15/2049 ..........           210            204
   Wells Fargo Mortgage Backed Securities Trust,
      2006-11 A8, 6.00%, Due 9/25/2036 ............           446            343
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ...                       10,846
                                                                    ------------
ASSET-BACKED SECURITIES - 1.63%
   American Express Credit Account Master Trust,
      2006-2 A, 5.35%, Due 1/15/2014 ..............         1,000          1,045
   Capital One Multi-Asset Execution Trust,
      2006-A10 A10, 5.15%, Due 6/15/2014 ..........           750            777
   Honda Auto Receivables Owner Trust, 2009-3 A4,
      3.30%, Due 9/15/2015 ........................           385            384
   John Deere Owner Trust,
      2009-A A3, 2.59%, Due 10/15/2013 ............           395            395
      2009-A A4, 3.96%, Due 5/16/2016 .............           215            215
   Volkswagen Auto Loan Enhanced Trust, 2008-2 A4A,
      6.24%, Due 7/20/2015 ........................           300            311
   TOTAL ASSET-BACKED SECURITIES ..................                        3,127
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 30.21%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.79%
      4.50%, Due 3/1/2019 .........................           443            456

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      5.00%, Due 10/1/2020 ........................   $     1,086   $      1,135
      5.50%, Due 12/1/2022 ........................           139            146
      5.00%, Due 4/1/2023 .........................           370            384
      5.50%, Due 1/1/2024 .........................           670            701
      5.00%, Due 8/1/2033 .........................           624            642
      5.50%, Due 2/1/2034 .........................           813            846
      6.00%, Due 8/1/2034 .........................           373            394
      5.00%, Due 8/1/2035 .........................           418            429
      5.00%, Due 9/1/2035 .........................           609            626
      5.00%, Due 9/1/2035 .........................         1,041          1,068
      6.00%, Due 8/1/2036 .........................           711            746
      5.50%, Due 11/1/2036 ........................           577            599
      5.50%, Due 4/1/2037 .........................         1,353          1,403
      5.50%, Due 5/1/2037 .........................           403            418
      6.00%, Due 9/1/2037 .........................           295            309
      6.00%, Due 12/1/2037 ........................           344            362
      5.00%, Due 3/1/2038 .........................         1,994          2,041
      6.00%, Due 3/1/2038 .........................         3,063          3,213
      5.00%, Due 3/1/2038 .........................         1,021          1,046
      5.50%, Due 5/1/2038 .........................           963            998
      5.50%, Due 6/1/2038 .........................           775            804
                                                                          18,766
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.60%
      6.50%, Due 2/1/2017 .........................           180            194
      5.00%, Due 12/1/2017 ........................           636            669
      4.50%, Due 9/1/2018 .........................         1,174          1,226
      4.00%, Due 8/1/2020 .........................           353            357
      5.50%, Due 5/1/2023 .........................            56             59
      5.00%, Due 12/1/2023 ........................           672            698
      5.00%, Due 3/1/2024 .........................         1,746          1,816
      5.00%, Due 3/1/2034 .........................           791            813
      5.50%, Due 6/1/2034 .........................           424            441
      4.50%, Due 9/1/2034 .........................           266            269
      5.50%, Due 2/1/2035 .........................           926            964
      5.00%, Due 11/1/2035 ........................         1,387          1,424
      5.50%, Due 12/1/2035 ........................           653            678
      5.50%, Due 12/1/2035 ........................           362            376
      5.50%, Due 1/1/2036 .........................           575            598
      5.50%, Due 1/1/2036 .........................           884            919
      5.50%, Due 2/1/2036 .........................           680            707
      5.00%, Due 2/1/2036 .........................           704            722
      5.00%, Due 3/1/2036 .........................           652            669
      5.50%, Due 4/1/2036 .........................         1,619          1,683
      6.00%, Due 9/1/2036 .........................           362            380

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      6.50%, Due 9/1/2036 .........................   $     1,391   $      1,491
      5.50%, Due 11/1/2036 ........................           540            561
      6.00%, Due 11/1/2036 ........................           657            690
      6.50%, Due 12/1/2036 ........................           638            683
      6.00%, Due 12/1/2036 ........................           620            651
      5.50%, Due 2/1/2037 .........................         1,028          1,067
      5.50%, Due 8/1/2037 .........................         2,239          2,329
      6.00%, Due 8/1/2037 .........................           702            737
      6.50%, Due 8/1/2037 .........................           930            996
      6.00%, Due 9/1/2037 .........................         1,058          1,111
      6.00%, Due 11/1/2037 ........................         1,191          1,250
      6.00%, Due 1/1/2038 .........................         1,475          1,549
      5.00%, Due 3/1/2038 .........................           158            162
      5.00%, Due 4/1/2038 .........................           843            864
      5.00%, Due 4/1/2038 .........................         1,184          1,213
      5.00%, Due 5/1/2038 .........................         3,533          3,619
      5.50%, Due 6/1/2038 .........................           788            818
      5.00%, Due 6/1/2038 .........................         1,098          1,125
      5.50%, Due 6/1/2038 .........................           960            995
                                                                          37,573
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.82%
      4.201%, Due 8/16/2026 .......................           264            271
      6.50%, Due 3/15/2028 ........................           335            363
      6.00%, Due 4/15/2031 ........................           408            430
      5.50%, Due 2/20/2034 ........................           480            500
                                                                           1,564
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ..                       57,903
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 10.78%
FEDERAL HOME LOAN BANK - 1.91%
      3.625%, Due 10/18/2013 ......................         3,500          3,648
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.76%
      6.25%, Due 7/15/2032 ........................         1,200          1,458
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.89%
      2.875%, Due 12/11/2013 ......................         2,000          2,035
      5.125%, Due 1/2/2014 ........................           385            402
      4.625%, Due 10/15/2014 ......................           500            540
      5.375%, Due 6/12/2017 .......................         4,000          4,484
                                                                           7,461
                                                                    ------------
OTHER GOVERNMENT RELATED - 4.22%
   Citibank NA (FDIC Guaranteed),
      1.625%, Due 3/30/2011 ## .....................         2,000          2,016
   Morgan Stanley (FDIC Guaranteed), 2.25%, Due
      3/13/2012 ## .................................         5,000          5,069

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Bank of America Corp. (FDIC Guaranteed),
         2.10%, Due 4/30/2012 ## ..................   $     1,000   $      1,006
                                                                           8,091
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS ..................                       20,658
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 10.69%
      1.375%, Due 2/15/2012 .......................            30             30
      1.375%, Due 3/15/2012 .......................         1,000            999
      1.75%, Due 3/31/2014 ........................         2,075          2,014
      2.25%, Due 5/31/2014 ........................         2,340          2,314
      4.125%, Due 5/15/2015 .......................         3,000          3,208
      3.125%, Due 5/15/2019 .......................         3,510          3,401
      7.875%, Due 2/15/2021 .......................         1,050          1,429
      6.25%, Due 8/15/2023 ........................         1,400          1,712
      6.875%, Due 8/15/2025 .......................           770          1,011
      5.25%, Due 11/15/2028 .......................           750            843
      4.75%, Due 2/15/2037 ........................         1,500          1,607
      3.50%, Due 2/15/2039 ........................         2,230          1,927
   TOTAL U.S. TREASURY OBLIGATIONS ................                       20,495
                                                                    ------------

                                                         SHARES
                                                      -----------
SHORT TERM INVESTMENTS - 2.52%
   Columbia Government Reserve Fund ...............     4,836,769          4,837
                                                                    ------------
TOTAL INVESTMENTS - 99.40% (COST $185,247) ........                 $    190,536
OTHER ASSETS, NET OF LIABILITIES - 0.60% ..........                        1,153
TOTAL NET ASSETS - 100.00% ........................                 $    191,689
                                                                    ============

          Percentages are stated as a percent of net assets.

++        Security exempt from registration under the Securities Act of 1933.
          These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,992 or 2.60% of net assets. The Fund has no right to demand registration of these securities.

#         Step Up/Down

+ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

## Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the value of these securities amounted to $8,091 or 4.2% of net assets.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 42.35%
BANKS - 10.65%
   Barclays Bank plc, 5.45%, Due 9/12/2012 ........   $     1,000   $      1,062
   Citigroup, Inc., 6.50%, Due 1/18/2011 ..........         2,000          2,056
   Credit Suisse First Boston, 5.00%, Due 5/15/2013         2,000          2,096
   Goldman Sachs Group, Inc., 4.75%, Due 7/15/2013          1,000          1,030
   HSBC Bank USA, 3.875%, Due 9/15/2009 ...........         2,000          2,007
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 .....         2,000          2,138
   Morgan Stanley, 5.05%, Due 1/21/2011 ...........         2,000          2,053
   National Westminster Bank plc, 7.375%, Due
      10/1/2009 ...................................         2,000          2,000
   Wells Fargo & Co, 3.98%, Due 10/29/2010 ........         1,000          1,024
   Wells Fargo & Co., 5.25%, Due 10/23/2012 .......         1,000          1,055
                                                                          16,521
                                                                    ------------
COMMUNICATIONS - 1.64%
   Comcast Cable Communications Holdings, Inc.,
      8.375%, Due 3/15/2013 .......................           365            419
   Telefonica Europe BV, 7.75%, Due 9/15/2010 .....         1,000          1,060
   Time Warner Cable, Inc., 5.40%, Due 7/2/2012 ...         1,000          1,068
                                                                           2,547
                                                                    ------------
CONSUMER STAPLES - 1.35%
   Kraft Foods, Inc., 5.625%, Due 11/1/2011 .......           500            535
   Merck & Co., Inc., 1.875%, Due 6/30/2011 .......           500            504
   Roche Holdings, Inc., 4.50%, Due 3/1/2012 ++ ...         1,000          1,049
                                                                           2,088
                                                                    ------------
ENERGY - 0.35%
   Devon Financing Corp. U.L.C., 6.875%, Due
      9/30/2011 ...................................           500            546
                                                                    ------------
FINANCE - 7.26%
   Berkshire Hathaway Finance Corp., 4.00%, Due
      4/15/2012 ++ ................................         1,000          1,035
   CME Group, Inc., 5.40%, Due 8/1/2013 ...........           250            267
   Dexia Credit Local N.Y., 2.375%, Due
      9/23/2011 ++ ................................         2,000          2,015
   General Electric Capital Corp., 5.875%, Due
      2/15/2012 ...................................         3,000          3,179
   MassMutual Global Funding II, 3.625%, Due
      7/16/2012 ++ ................................           500            501
   MBNA Corp., 7.50%, Due 3/15/2012 ...............         2,000          2,112
   TIAA Global Markets, Inc., 5.125%, Due
      10/10/2012 ++ ...............................         2,000          2,160
                                                                          11,269
                                                                    ------------
INDUSTRIALS - 8.88%
   Burlington Northern Santa Fe Corp., 6.75%, Due
      7/15/2011 ...................................         1,000          1,082
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 ........................         2,000          2,021
      4.25%, Due 2/8/2013 .........................           500            505
   Daimler Finance NA LLC, 5.75%, Due 9/8/2011 ....         1,000          1,031
   General Dynamics Corp., 1.80%, Due 7/15/2011 ...           500            500
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 .......................         2,325          2,361
      5.25%, Due 10/1/2012 ........................         1,000          1,069

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Lockheed Martin Corp., 8.20%, Due 12/1/2009 ....   $     1,000   $      1,022
   Nissan Motor Acceptance Corp., 4.625%, Due
      3/8/2010 ++ .................................         1,000            989
   Norfolk Southern Corp., 8.625%, Due 5/15/2010 ..         1,000          1,057
   Northrop Grumman Corp., 7.125%, Due 2/15/2011 ..         1,000          1,072
   Union Pacific Corp., 6.50%, Due 4/15/2012 ......         1,000          1,071
                                                                          13,780
                                                                    ------------
INSURANCE - 4.85%
   ING Security Life Institutional Funding, 4.25%,
      Due 1/15/2010 ++ ............................         1,500          1,473
   John Hancock Global Funding II, 7.90%, Due
      7/2/2010 ++ .................................         2,000          2,050
   Metropolitan Life Global Funding I, 4.625%, Due
      8/19/2010 ++ ................................         1,500          1,508
   Monumental Global Funding II, 4.625%, Due
      3/15/2010 ++ ................................         1,000            994
   Pricoa Global Funding I,
      4.20%, Due 1/15/2010 ++ .....................         1,000            997
      5.40%, Due 10/18/2012 ++ ....................           500            509
                                                                           7,531
                                                                    ------------
REAL ESTATE - 0.66%
   Simon Property Group LP, 5.375%, Due 6/1/2011 ..         1,000          1,026
                                                                    ------------
TECHNOLOGY - 1.56%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 ......           550            582
   Dell, Inc., 3.375%, Due 6/15/2012 ..............           500            512
   Hewlett-Packard Co.,
      2.25%, Due 5/27/2011 ........................           500            507
      2.95%, Due 8/15/2012 ........................           500            512
   Xerox Corp., 5.65%, Due 5/15/2013 ..............           300            299
                                                                           2,412
                                                                    ------------
TELEPHONE - 4.50%
   AT&T Wireless Services, Inc., 7.875%, Due
      3/1/2011 ....................................         2,500          2,709
   Deutsche Telekom AG, 8.50%, Due 6/15/2010 ......         1,000          1,054
   France Telecom S.A., 7.75%, Due 3/1/2011 .......         1,000          1,087
   Verizon Wireless Capital, LLC, 5.25%, Due
      2/1/2012 ++ .................................         1,000          1,067
   Vodafone Group plc, 5.50%, Due 6/15/2011 .......         1,000          1,059
                                                                           6,976
                                                                    ------------
UTILITIES - 0.65%
   MidAmerican Energy Holdings Co., 3.15%, Due
      7/15/2012 ++ ................................         1,000          1,009
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ....................                       65,705
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.94%
   Banc of America Commercial Mortgage, Inc.,
   2005-6 A1, 5.001%, Due 9/10/2047 ...............           347            350
   2007-2 A2, 5.634%, Due 4/10/2049 ...............           800            763
   Wachovia Bank Commercial Mortgage Trust,
      2006-C23 A1, 5.203%, Due 1/15/2045 ..........           350            351
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ...                        1,464
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

                                                          PAR
                                                         AMOUNT         VALUE
                                                      -----------   ------------
                                                         (DOLLARS IN THOUSANDS)
ASSET-BACKED SECURITIES - 9.62%
   Bank of America Auto Trust, 2009-1A A3, 2.67%,
      Due 7/15/2013 ++ ............................   $     1,000   $      1,000
   Capital Auto Receivables Asset Trust, 2006-1 A4,
      5.04%, Due 5/17/2010 ........................            11             11
   Capital One Multi-Asset Execution Trust, 2009-A2
      A2, 3.20%, Due 4/15/2014 ....................         2,000          2,004
   CarMax Auto Owner Trust, 2005-3 A4, 4.91%, Due
      1/18/2011 ...................................           503            508
   Chase Manhattan Auto Owner Trust, 2006-A A4,
      5.36%, Due 1/15/2013 ........................         1,659          1,662
   Citibank Credit Card Issuance Trust, 2009-A3 A3,
      2.70%, Due 6/23/2013 ........................         2,000          2,012
   Harley-Davidson Motorcycle Trust, 2007-3 A4,
      5.52%, Due 11/15/2013 .......................         2,000          2,057
   Honda Auto Receivables Owner Trust, 2009-3 A3,
      2.31%, Due 5/15/2013 ........................         1,500          1,500
   USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due
      2/15/2013 ...................................         3,000          3,142
   Volkswagen Auto Loan Enhanced Trust, 2008-2 A4A,
      6.24%, Due 7/20/2015 ........................         1,000          1,036
   TOTAL ASSET-BACKED SECURITIES ..................                       14,932
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.22%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.22%
      4.968%, Due 12/16/2021 ......................           526            537
      4.201%, Due 8/16/2026 .......................         1,322          1,354
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ..                        1,891
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 42.29%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.79%
      1.625%, Due 4/26/2011 .......................        15,000         15,133
      2.125%, Due 3/23/2012 .......................        20,000         20,226
                                                                          35,359
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.47%
      1.375%, Due 4/28/2011 .......................        10,000         10,047
                                                                    ------------
OTHER GOVERNMENT RELATED - 13.03%
   Citibank NA (FDIC Guaranteed), 1.625%, Due
      3/30/2011 # .................................         5,000          5,040
   General Electric Capital Corp. (FDIC
      Guaranteed), 2.25%, Due 3/12/2012 # .........         5,000          5,055
   Bank of America Corp. (FDIC Guaranteed), 2.375%,
      Due 6/22/2012  # ............................        10,000         10,124
                                                                          20,219
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS ..................                       65,625
                                                                    ------------

                                                         SHARES
                                                      -----------
SHORT TERM INVESTMENTS - 2.54%
   Columbia Government Reserve Fund ...............     3,942,749          3,943
                                                                    ------------
TOTAL INVESTMENTS - 98.96% (COST $151,948) ........                 $    153,560
OTHER ASSETS, NET OF LIABILITIES - 1.04% ..........                        1,611
TOTAL NET ASSETS - 100.00% ........................                 $    155,171
                                                                    ============

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $18,356 or 11.83% of net assets. The Fund has no right to demand registration of these securities.

#   Under the Temporary Liquidity Guarantee Program, the Federal Deposit
     Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the value of these securities amounted to $20,219 or 13.0% of net assets.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Funds' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of July 31, 2009 is as follows (in thousands):



BALANCED FUND


			       Quoted
			       Prices in
			        Active          Significant
			        Markets         Other             Significant
			     for Identical     Observable       Unobservable
			         Assets	 Inputs             Inputs
DESCRIPTION                                LEVEL 1    LEVEL 2    LEVEL 3               TOTAL
-----------                               ---------  --------    -------   -------
ASSETS:
COMMON STOCKS                             $432,350          -           -         $432,350
U.S. GOVERNMENT SECURITIES       -                   $ 23,238     -         $ 23,238
CORPORATE BONDS                                      $143,792
NON-AGENCY MORTGAGE BACKED OBLIGATIONS      -         $ 17,745          -         $ 17,745
ASSET BACKED SECURITIES             -                 $  4,700             -         $  4,700
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS       -       $ 57,041        -         $ 57,041
U.S. AGENCY OBLIGATIONS             -                $ 50,238          -         $ 50,238
MONEY MARKET FUNDS                        $ 34,608          -              -         $ 34,608
OTHER FINANCIAL INSTRUMENTS*              $  2,874         -           -
TOTAL                                     $469,832   $296,754      $--         $766,586

*    Other financial instruments are futures

LARGE CAP VALUE FUND

			      Quoted
			       Prices in
			        Active          Significant
			        Markets         Other             Significant
			     for Identical     Observable       Unobservable
			         Assets	 Inputs             Inputs
DESCRIPTION                               LEVEL 1    LEVEL 2   LEVEL 3              TOTAL
-----------                    ----------   -------   -------     -------
ASSETS:
COMMON STOCKS                  $5,934,475       -           -         $5,934,475
U.S. GOVERNMENT SECURITIES        -          $33,145      -         $33,145
MONEY MARKET FUNDS             $  305,007        -          -
OTHER FINANCIAL INSTRUMENTS*   $   15,537      -           -         $   15,537
TOTAL                          $6,255,019   $33,145     $--         $6,288,164

*    Other financial instruments are futures

LARGE CAP GROWTH FUND

		       Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                    LEVEL 1   LEVEL 2   LEVEL 3              TOTAL
-----------                    -------   -------   -------    -------
ASSETS:
COMMON STOCKS                  $61,647        -         -         $61,647
U.S. GOVERNMENT SECURITIES         -       $614          -         $614
MONEY MARKET FUNDS             $ 3,274        -           -         $ 3,274
OTHER FINANCIAL INSTRUMENTS*   $   243         -         -         $   243
TOTAL                          $65,164    $614       $--         $65,778

*    Other financial instruments are futures

MID-CAP CAP VALUE FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                    LEVEL 1   LEVEL 2   LEVEL 3              TOTAL
-----------                    -------   -------   -------   ------
ASSETS:
COMMON STOCKS                  $60,269         -         -         $60,269
PREFERRED STOCKS               $   658        -            -        $   658
U.S. GOVERNMENT SECURITIES        -         $690            -         $690
MONEY MARKET FUNDS             $ 4,782           -         -         $ 4,782
OTHER FINANCIAL INSTRUMENTS*   $   338        -         -        $   338
TOTAL                          $66,047     $690      $--         $66,737

*    Other financial instruments are futures

SMALL CAP VALUE FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                      LEVEL 1    LEVEL 2   LEVEL 3              TOTAL
-----------                    ----------   -------   -------   ------
ASSETS:
COMMON STOCKS                  $1,845,043        -         -         $1,845,043
U.S. GOVERNMENT SECURITIES         -          $8,001          -         $8,001
MONEY MARKET FUNDS             $  149,163      -           -         $  149,163
OTHER FINANCIAL INSTRUMENTS*   $    6,166      -         -         $    6,166
TOTAL                          $2,000,372    $8,001     $--         $2,008,373

*    Other financial instruments are futures


INTERNATIONAL EQUITY FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                      LEVEL 1    LEVEL 2   LEVEL 3              TOTAL
-----------                    ----------   -------   -------   ------
ASSETS:
COMMON STOCKS                  $1,233,275    -           -         $1,233,275
PREFERRED STOCKS               $    8,503     -            -         $    8,503
MONEY MARKET FUNDS             $   73,691       -         -         $   73,691
OTHER FINANCIAL INSTRUMENTS*   $    4,880   -          -         $    4,880
TOTAL                          $1,320,349     $--       $--         $1,320,349

*    Other financial instruments are rights, futures, and forwards

EMERGING MARKETS FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                    LEVEL 1    LEVEL 2   LEVEL 3              TOTAL
-----------                    -------    -------   -------   ------
ASSETS:
COMMON STOCKS                  $109,566           -         $808         $110,374
PREFERRED STOCKS               $  2,562        -         -         $  2,562
U.S. GOVERNMENT SECURITIES        -         $1,105           -         $1,105
MONEY MARKET FUNDS             $  5,757         -           -         $  5,757
OTHER FINANCIAL INSTRUMENTS*   $    677        -         -         $    677
TOTAL                          $118,562    $1,105     $808         $120,475

*    Other financial instruments are rights and futures

ENHANCED INCOME FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                               LEVEL 1   LEVEL 2   LEVEL 3              TOTAL
-----------                               -------   -------   -------   ------
ASSETS:
COMMON STOCKS                              $3,643        -           -         $3,643
PREFERRED STOCKS                           $1,206        -            -          $1,206
CONVERTIBLE PREFERRED STOCKS               $1,364   $   358          -         $1,722
CORPORATE BONDS                            -         $33,824          -          $33,824
CONVERTIBLE OBLIGATIONS               -              $12,137           -          $12,137
NON-AGENCY MORTGAGE BACKED OBLIGATIONS         -     $ 2,610         -         $ 2,610
ASSET BACKED SECURITIES                    -         $ 2,705           -          $ 2,705
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS        -     $18,005         -          $18,005
U.S. AGENCY OBLIGATIONS                  -           $ 2,983            -          $ 2,983
U.S. GOVERNMENT SECURITIES               -           $11,272         -         $11,272
MONEY MARKET FUNDS                         $3,276         -         -
TOTAL                                      $9,489   $83,894     $--         $93,383

HIGH YIELD BOND FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                               LEVEL 1    LEVEL 2   LEVEL 3              TOTAL
-----------                               -------   --------   -------   ------
ASSETS:
PREFERRED STOCKS                          $   222         -          -          $   222
CORPORATE BONDS                          -           $296,232        -         $296,232
CONVERTIBLE OBLIGATIONS           -                  $  1,021          -         $  1,021
NON-AGENCY MORTGAGE BACKED OBLIGATIONS       -       $    221         -          $    221
ASSET BACKED SECURITIES               -           $790          -         $790
MONEY MARKET FUNDS                        $14,176     -        -         $14,176
TOTAL                                     $14,398   $298,264     $--         $312,662


INTERMEDIATE BOND FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                               LEVEL 1   LEVEL 2    LEVEL 3              TOTAL
-----------                               -------   --------   -------   ------
ASSETS:
CORPORATE BONDS                       -              $ 72,670        -         $ 72,670
NON-AGENCY MORTGAGE BACKED OBLIGATIONS      -        $ 10,846       -         $ 10,846
ASSET BACKED SECURITIES           -                  $  3,127         -         $  3,127
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS        -     $ 57,903         -         $ 57,903
U.S. AGENCY OBLIGATIONS                  -           $ 20,658            -          $ 20,658
U.S. GOVERNMENT SECURITIES           -              $ 20,495           -          $ 20,495
MONEY MARKET FUNDS                         $4,837        -        -         $4,837
TOTAL                                      $4,837   $185,699     $--         $190,536

SHORT-TERM BOND FUND

		        Quoted
		       Prices in
		        Active          Significant
		        Markets         Other             Significant
		     for Identical     Observable       Unobservable
		         Assets	 Inputs             Inputs
DESCRIPTION                               LEVEL 1    LEVEL 2   LEVEL 3              TOTAL
-----------                               -------   --------   -------   ------
ASSETS:
CORPORATE BONDS                     -                $ 65,705       -         $ 65,705
NON-AGENCY MORTGAGE BACKED OBLIGATIONS           -       $  1,464         -         $  1,464
ASSET BACKED SECURITIES                 -            $ 14,932           -         $ 14,932
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS           -        $  1,891          -         $  1,891
U.S. AGENCY OBLIGATIONS              -               $ 65,625          -         $ 65,625
MONEY MARKET FUNDS                         $3,943         -          -         $3,943
TOTAL                                      $3,943   $149,617     $--         $153,560

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

     Securities Lending

          Each fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of July 31, 2009, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                           827,503          63,876       (127,667)        (63,791)
Large Cap Value                  7,674,735          397,350     (1,799,458)      (1,402,108)
Large Cap Growth                    59,782           8,676        (2,923)         5,753
Mid-Cap Value                       75,825             6,003        (15,429)         (9,426)
Small Cap Value                  2,067,589          208,846       (274,228)        (65,382)
International Equity             1,345,180         177,000       (206,572)        (29,572)
Emerging Markets                   114,617            16,392        (11,174)         5,218
Enhanced Income                    92,700           3,979         (3,296)          683
High Yield Bond                    315,700           206        (3,244)         (3,038)
Intermediate Bond                  185,285           6,847        (1,596)            5,251
Short-Term Bond                    151,948           2,064         (452)             1,612

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 29, 2009
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 29, 2009
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: September 29, 2009
      ------------------